                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464

                               MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: April 30*
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2006
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                             SEMIANNUAL REPORT

MFS(R) BOND FUND

LETTER FROM THE CEO                                               1
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PORTFOLIO COMPOSITION                                             2
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EXPENSE TABLE                                                     3
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PORTFOLIO OF INVESTMENTS                                          5
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              16
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          19
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STATEMENTS OF CHANGES IN NET ASSETS                              20
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FINANCIAL HIGHLIGHTS                                             21
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NOTES TO FINANCIAL STATEMENTS                                    32
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    45
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PROXY VOTING POLICIES AND INFORMATION                            49
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QUARTERLY PORTFOLIO DISCLOSURE                                   49
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/06
                                                                        MFB-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:


    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      97.8%
              Cash & Other Net Assets                     2.2%

              FIXED INCOME SECTORS (i)
              High Grade Corporates                      50.6%
              ------------------------------------------------
              High Yield Corporates                      14.6%
              ------------------------------------------------
              Mortgage-Backed Securities                  9.9%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       9.5%
              ------------------------------------------------
              Emerging Market Bonds                       4.3%
              ------------------------------------------------
              U.S. Treasury Securities                    3.3%
              ------------------------------------------------
              U.S. Government Agencies                    3.3%
              ------------------------------------------------
              Asset-Backed Securities                     1.5%
              ------------------------------------------------
              Collateralized Debt Obligations             0.5%
              ------------------------------------------------
              Non U.S. Government Bonds                   0.2%
              ------------------------------------------------
              Residential Mortgaged-Backed Securities     0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)
              AAA                                        25.2%
              ------------------------------------------------
              AA                                          6.0%
              ------------------------------------------------
              A                                          13.7%
              ------------------------------------------------
              BBB                                        37.6%
              ------------------------------------------------
              BB                                         14.1%
              ------------------------------------------------
              B                                           3.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                        5.0
              ------------------------------------------------
              Average Life (m)                        7.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.4 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)             A-
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/06.

Percentages are based on net assets as of 10/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2006 through October 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/06-
Class                       Ratio       5/01/06        10/31/06        10/31/06
--------------------------------------------------------------------------------
        Actual              0.85%      $1,000.00       $1,045.60         $4.38
  A    -------------------------------------------------------------------------
        Hypothetical (h)    0.85%      $1,000.00       $1,020.92         $4.33
--------------------------------------------------------------------------------
        Actual              1.55%      $1,000.00       $1,042.00         $7.98
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.39         $7.88
--------------------------------------------------------------------------------
        Actual              1.55%      $1,000.00       $1,041.20         $7.97
  C    -------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.39         $7.88
--------------------------------------------------------------------------------
        Actual              0.55%      $1,000.00       $1,046.30         $2.84
  I    -------------------------------------------------------------------------
        Hypothetical (h)    0.55%      $1,000.00       $1,022.43         $2.80
--------------------------------------------------------------------------------
        Actual              1.05%      $1,000.00       $1,044.60         $5.41
  R    -------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.91         $5.35
--------------------------------------------------------------------------------
        Actual              1.65%      $1,000.00       $1,040.70         $8.49
  R1   -------------------------------------------------------------------------
        Hypothetical (h)    1.65%      $1,000.00       $1,016.89         $8.39
--------------------------------------------------------------------------------
        Actual              1.29%      $1,000.00       $1,042.50         $6.64
  R2   -------------------------------------------------------------------------
        Hypothetical (h)    1.29%      $1,000.00       $1,018.70         $6.56
--------------------------------------------------------------------------------
        Actual              1.20%      $1,000.00       $1,043.00         $6.18
  R3   -------------------------------------------------------------------------
        Hypothetical (h)    1.20%      $1,000.00       $1,019.16         $6.11
--------------------------------------------------------------------------------
        Actual              0.95%      $1,000.00       $1,045.10         $4.90
  R4   -------------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.42         $4.84
--------------------------------------------------------------------------------
        Actual              0.65%      $1,000.00       $1,046.60         $3.35
  R5   -------------------------------------------------------------------------
        Hypothetical (h)    0.65%      $1,000.00       $1,021.93         $3.31
--------------------------------------------------------------------------------
        Actual              1.15%      $1,000.00       $1,043.20         $5.92
  529A -------------------------------------------------------------------------
        Hypothetical (h)    1.15%      $1,000.00       $1,019.41         $5.85
--------------------------------------------------------------------------------
        Actual              1.80%      $1,000.00       $1,039.90         $9.25
  529B -------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,016.13         $9.15
--------------------------------------------------------------------------------
        Actual              1.80%      $1,000.00       $1,039.90         $9.25
  529C -------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,016.13         $9.15
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.6%
--------------------------------------------------------------------------------------------------------------
ISSUER                                                                           SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------
Aerospace - 0.2%
--------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 6.3%, 2014 (z)                                                $  3,470,000    $    3,183,725
--------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 11.5%
--------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                 $  4,595,000    $    4,611,851
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                              2,150,000         1,950,261
Asset Securitization Corp., FRN, 8.0099%, 2029                                     4,095,000         4,277,043
Banc of America Commercial Mortgage, Inc., FRN, 5.7756%, 2045                      4,320,000         4,486,386
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)              2,930,000         2,934,145
Blackrock Capital Finance LP, 7.75%, 2026 (n)                                        686,046           679,185
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                      4,245,836         4,198,283
Capital One Auto Finance Trust, 2.47%, 2010                                        2,568,547         2,544,154
Chase Commercial Mortgage Securities Corp., 6.6%, 2029                             4,039,542         4,162,384
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                  4,849,297         5,019,130
Commercial Mortgage Acceptance Corp., FRN, 1.0022%, 2030 (i)                      63,287,856         1,666,825
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                             696,472           690,472
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                          398,520           394,533
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                 2,426,352         2,428,778
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                            3,267,828         3,298,107
DLJ Commercial Mortgage Corp., 6.04%, 2031                                         2,675,000         2,726,923
Drive Auto Receivables Trust, 2.5%, 2009 (n)                                       2,311,213         2,272,415
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                          2,733,000         2,393,617
Falcon Franchise Loan LLC, FRN, 3.8455%, 2025 (i)(z)                              17,062,048         2,678,059
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                3,028,000         3,282,702
GE Commercial Mortgage Corp., FRN, 5.3394%, 2044                                   2,710,000         2,722,415
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                             4,140,000         4,228,793
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6614%, 2034 (n)                  3,212,000         3,487,730
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                           3,544,438         3,462,505
Greenwich Capital Commercial Funding Corp., FRN, 5.9123%, 2016                     2,125,000         2,228,483
Holmes Financing PLC, FRN, 6.0938%, 2040                                             771,000           772,079
IKON Receivables Funding LLC, 3.27%, 2011                                          2,572,334         2,555,376
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3444%, 2042 (n)        4,734,928         4,637,518
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043            7,331,619         7,366,652
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043             4,318,739         4,494,254
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046             5,520,000         5,427,378
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9578%, 2030 (i)         41,387,929           829,993
Morgan Stanley Capital I, Inc., 6.86%, 2010                                        5,746,753         5,741,903
Morgan Stanley Capital I, Inc., 7.3%, 2030 (n)                                     5,033,000         5,138,179
Morgan Stanley Capital I, Inc., 5.72%, 2032                                        4,600,436         4,654,301
Morgan Stanley Capital I, Inc., FRN, 0.5412%, 2030 (i)(n)                        129,445,502         1,736,175
Mortgage Capital Funding, Inc., FRN, 0.708%, 2031 (i)                             49,152,820           427,202
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                   3,032,013         2,997,319
Prudential Securities Secured Financing Corp., FRN, 7.3813%, 2013 (z)              3,468,000         3,690,443
Spirit Master Funding LLC, 5.05%, 2023 (z)                                         2,932,295         2,844,326
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                         1,762,216         1,772,327
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                        6,675,000         6,613,465
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                         3,448,527         3,351,668
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1959%, 2044                        2,387,000         2,378,454
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                        3,900,000         3,908,975
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                     4,320,000         4,539,224
                                                                                                --------------
                                                                                                $  148,702,390
--------------------------------------------------------------------------------------------------------------
Automotive - 2.0%
--------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                                $  3,450,000    $    2,889,375
Ford Motor Credit Co., 5.8%, 2009                                                  5,595,000         5,344,120
General Motors Acceptance Corp., 5.85%, 2009                                       4,197,000         4,138,074
General Motors Acceptance Corp., 7.25%, 2011                                       4,461,000         4,545,170
Johnson Controls, Inc., 5.5%, 2016                                                 6,390,000         6,272,028
TRW Automotive, Inc., 9.375%, 2013                                                 3,004,000         3,218,035
                                                                                                --------------
                                                                                                $   26,406,802
--------------------------------------------------------------------------------------------------------------
Broadcasting - 1.5%
--------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                         $  4,479,000    $    4,664,086
Clear Channel Communications, Inc., 7.65%, 2010                                    4,329,000         4,427,030
News America Holdings, 8.5%, 2025                                                  4,931,000         5,838,723
News America, Inc., 6.4%, 2035                                                     4,312,000         4,323,655
                                                                                                --------------
                                                                                                $   19,253,494
--------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.6%
--------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                        $  4,186,000    $    4,086,654
Lehman Brothers Holdings, Inc., 8.25%, 2007                                        8,405,000         8,553,953
Lehman Brothers Holdings, Inc., 5.5%, 2016                                         3,344,000         3,346,983
Merrill Lynch & Co., Inc., 6.05%, 2016                                             6,898,000         7,163,263
Morgan Stanley, 5.75%, 2016                                                        3,320,000         3,373,502
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                       7,094,000         7,512,816
                                                                                                --------------
                                                                                                $   34,037,171
--------------------------------------------------------------------------------------------------------------
Building - 2.4%
--------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                      $  6,465,000    $    6,572,235
American Standard Cos., Inc., 7.625%, 2010                                         1,955,000         2,061,076
CRH America, Inc., 6.95%, 2012                                                     4,195,000         4,451,512
Hanson PLC, 6.125%, 2016                                                           6,610,000         6,729,456
Lafarge S.A., 6.5%, 2016                                                           5,428,000         5,653,946
Owens Corning, Inc., 7%, 2036 (z)                                                  5,610,000         5,672,894
                                                                                                --------------
                                                                                                $   31,141,119
--------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
--------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                         $  9,700,000    $    9,724,250
--------------------------------------------------------------------------------------------------------------
Cable TV - 2.7%
--------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                          $  6,087,000    $    5,682,026
CSC Holdings, Inc., 7.875%, 2007                                                   5,875,000         5,955,781
Rogers Cable, Inc., 5.5%, 2014                                                     2,229,000         2,095,260
TCI Communications Financing III, 9.65%, 2027                                     16,336,000        17,308,890
TCI Communications, Inc., 9.8%, 2012                                               3,539,000         4,184,694
                                                                                                --------------
                                                                                                $   35,226,651
--------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
--------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                        $  2,831,000    $    3,107,022
Nalco Co., 7.75%, 2011                                                             2,785,000         2,833,738
Nalco Co., 8.875%, 2013                                                            1,795,000         1,889,238
                                                                                                --------------
                                                                                                $    7,829,998
--------------------------------------------------------------------------------------------------------------
Conglomerates - 0.4%
--------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                    $  4,801,000    $    5,093,515
--------------------------------------------------------------------------------------------------------------
Construction - 0.6%
--------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                            $  4,310,000    $    4,051,400
D.R. Horton, Inc., 5.625%, 2014                                                    1,731,000         1,654,469
Pulte Homes Inc., 5.2%, 2015                                                       1,730,000         1,635,891
                                                                                                --------------
                                                                                                $    7,341,760
--------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
--------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                              $  6,080,000    $    5,968,268
Service Corp., 7.375%, 2014 (n)                                                    1,880,000         1,931,700
                                                                                                --------------
                                                                                                $    7,899,968
--------------------------------------------------------------------------------------------------------------
Defense Electronics - 1.7%
--------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.375%, 2015                                          $  6,885,000    $    6,781,725
Litton Industries, Inc., 8%, 2009                                                  8,035,000         8,627,686
Raytheon Co., 8.3%, 2010                                                           5,900,000         6,435,974
                                                                                                --------------
                                                                                                $   21,845,385
--------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.8%
--------------------------------------------------------------------------------------------------------------
Export-Import Bank of Korea, 5.25%, 2014 (n)                                    $  3,528,000    $    3,494,551
Pemex Finance Ltd., 9.69%, 2009                                                    4,699,200         5,086,837
Pemex Finance Ltd., 10.61%, 2017                                                   1,500,000         1,946,430
                                                                                                --------------
                                                                                                $   10,527,818
--------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
--------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                $  1,842,000    $    2,389,995
Republic of Panama, 6.7%, 2036                                                       380,000           383,230
United Mexican States, 8.3%, 2031                                                    688,000           874,792
                                                                                                --------------
                                                                                                $    3,648,017
--------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
--------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 6.45%, 2036                                           $  4,370,000    $    4,529,571
Chesapeake Energy Corp., 6.375%, 2015                                             10,160,000         9,804,400
Ocean Energy, Inc., 7.25%, 2011                                                    8,687,000         9,336,796
                                                                                                --------------
                                                                                                $   23,670,767
--------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
--------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (z)                                                   $  8,640,000    $    8,842,833
--------------------------------------------------------------------------------------------------------------
Entertainment - 0.9%
--------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                 $  6,649,000    $    7,763,771
Walt Disney Co., 6.375%, 2012                                                      3,973,000         4,184,940
                                                                                                --------------
                                                                                                $   11,948,711
--------------------------------------------------------------------------------------------------------------
Financial Institutions - 3.0%
--------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                              $  6,500,000    $    6,635,531
Capital One Bank, 4.25%, 2008                                                      3,474,000         3,404,440
Capital One Financial Co., 6.15%, 2016                                             5,190,000         5,341,029
Countrywide Financial Corp., 6.25%, 2016                                           6,898,000         7,026,255
General Electric Capital Corp., 8.7%, 2007                                         1,244,000         1,256,694
HSBC Finance Corp., 6.75%, 2011                                                    2,384,000         2,531,212
HSBC Finance Corp., 5.5%, 2016                                                     8,598,000         8,639,829
International Lease Finance Corp., 5.625%, 2013                                    3,380,000         3,405,431
                                                                                                --------------
                                                                                                $   38,240,421
--------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.0%
--------------------------------------------------------------------------------------------------------------
Dean Foods Co., 7%, 2016                                                        $  6,036,000    $    6,103,905
Diageo Capital PLC, 5.5%, 2016                                                     6,930,000         6,879,141
                                                                                                --------------
                                                                                                $   12,983,046
--------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
--------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                  $  3,121,000    $    3,003,157
Stone Container Corp., 7.375%, 2014                                                3,855,000         3,541,781
Stora Enso Oyj, 7.25%, 2036 (z)                                                    5,177,000         5,423,896
                                                                                                --------------
                                                                                                $   11,968,834
--------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.9%
--------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7%, 2013                                           $  2,425,000    $    2,454,432
Harrah's Operating Co., Inc., 5.375%, 2013                                         2,587,000         2,226,946
Host Marriott LP, 6.75%, 2016                                                      6,890,000         6,709,138
Marriott International, Inc., 6.2%, 2016                                           4,690,000         4,736,933
Royal Caribbean Cruises Ltd., 8%, 2010                                             4,190,000         4,447,941
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                            3,425,000         3,591,969
                                                                                                --------------
                                                                                                $   24,167,359
--------------------------------------------------------------------------------------------------------------
Industrial - 0.2%
--------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                     $  2,610,000    $    2,655,620
--------------------------------------------------------------------------------------------------------------
Insurance - 1.7%
--------------------------------------------------------------------------------------------------------------
American International Group, 4.25%, 2013                                       $  5,830,000    $    5,492,962
ING Groep N.V., 5.775% to 2015, FRN to 2049                                        5,646,000         5,620,808
Prudential Insurance Co., 7.65%, 2007 (n)                                          4,623,000         4,698,142
UnumProvident Corp., 6.85%, 2015 (n)                                               6,141,000         6,431,899
                                                                                                --------------
                                                                                                $   22,243,811
--------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.9%
--------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                         $  5,540,000    $    5,519,890
Fund American Cos., Inc., 5.875%, 2013                                             6,104,000         6,102,468
                                                                                                --------------
                                                                                                $   11,622,358
--------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
--------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                            $  6,815,000    $    6,866,112
--------------------------------------------------------------------------------------------------------------
Major Banks - 6.9%
--------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                               $  8,135,000    $    8,806,658
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                 10,798,000        12,167,899
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                       7,063,000         6,735,912
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                           7,199,000         7,336,314
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                          10,231,000        10,332,226
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                               9,752,000        10,217,990
Royal Bank of Scotland Group PLC, 9.118%, 2049                                     2,152,000         2,396,601
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                            12,502,000        12,751,952
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                5,204,000         5,880,916
Wachovia Corp., 4.875%, 2014                                                       3,896,000         3,777,347
Wachovia Corp., 6.605%, 2025                                                       7,936,000         8,567,952
                                                                                                --------------
                                                                                                $   88,971,767
--------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.6%
--------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                              $  6,898,000    $    6,914,245
Fisher Scientific International, Inc., 6.125%, 2015                                6,885,000         6,833,362
HCA, Inc., 8.75%, 2010                                                             4,117,000         4,158,170
HCA, Inc., 7.875%, 2011                                                            2,545,000         2,443,200
                                                                                                --------------
                                                                                                $   20,348,977
--------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.4%
--------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                       $  2,308,000    $    2,416,065
International Steel Group, Inc., 6.5%, 2014                                        6,119,000         6,119,000
Peabody Energy Corp., 5.875%, 2016                                                 9,475,000         8,906,500
                                                                                                --------------
                                                                                                $   17,441,565
--------------------------------------------------------------------------------------------------------------
Mortgage Backed - 9.9%
--------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                   $ 43,714,022    $   43,561,828
Fannie Mae, 6%, 2017 - 2035                                                       14,622,044        14,752,556
Fannie Mae, 4.5%, 2018                                                            11,432,424        11,084,065
Fannie Mae, 7.5%, 2030 - 2031                                                      2,901,543         3,023,527
Fannie Mae, 6.5%, 2032 - 2036                                                      7,811,579         8,000,366
Freddie Mac, 6%, 2021 - 2034                                                       4,993,393         5,052,215
Freddie Mac, 5%, 2025 - 2035                                                      30,075,193        29,185,530
Freddie Mac, 5.5%, 2035                                                           12,921,741        12,787,380
                                                                                                --------------
                                                                                                $  127,447,467
--------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
--------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                $  8,438,000    $    9,421,997
Kinder Morgan Energy Partners LP, 5.125%, 2014                                     2,559,000         2,442,942
Kinder Morgan Energy Partners LP, 7.4%, 2031                                       3,627,000         3,994,658
Kinder Morgan, Inc., 6.8%, 2008                                                    3,345,000         3,399,738
Magellan Midstream Partners LP, 5.65%, 2016                                        2,059,000         2,019,082
Williams Cos., Inc., 7.125%, 2011                                                  4,311,000         4,451,108
                                                                                                --------------
                                                                                                $   25,729,525
--------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.9%
--------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                          $  8,569,000    $    8,347,646
Citizens Communications Co., 9.25%, 2011                                           4,050,000         4,490,437
Deutsche Telekom International Finance B.V., 8%, 2010                              3,029,000         3,306,338
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                2,346,000         2,402,020
Telefonica Emisiones S.A.U., 7.045%, 2036                                          3,450,000         3,714,560
Telefonica Europe B.V., 7.75%, 2010                                                6,019,000         6,513,070
TELUS Corp., 8%, 2011                                                              4,820,000         5,316,243
Verizon New York, Inc., 6.875%, 2012                                               3,786,000         3,951,418
                                                                                                --------------
                                                                                                $   38,041,732
--------------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
--------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                     $  3,395,000    $    3,418,595
--------------------------------------------------------------------------------------------------------------
Oils - 0.9%
--------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                        $ 10,500,000    $   10,993,143
--------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 6.1%
--------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                 $  4,158,000    $    4,189,185
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                   6,696,000         6,432,787
Citigroup, Inc., 5%, 2014                                                          5,712,000         5,579,242
Credit Suisse (USA), Inc., 4.875%, 2010                                            8,611,000         8,523,288
HSBK Europe B.V., 7.75%, 2013 (n)                                                    437,000           451,749
Kazkommerts International B.V., 8.5%, 2013                                         4,196,000         4,468,740
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                  9,630,000         9,729,786
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                      5,310,000         5,376,136
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                    4,178,000         4,031,227
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                  6,325,000         6,476,541
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                   6,312,000         6,182,888
Russian Standard Finance S.A., 8.625%, 2011 (n)                                    3,883,000         3,863,585
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                         6,470,000         6,726,328
UFJ Finance Aruba AEC, 6.75%, 2013                                                 6,193,000         6,635,199
                                                                                                --------------
                                                                                                $   78,666,681
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
--------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                               $  5,206,000    $    5,241,406
--------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
--------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                $  3,975,000    $    4,317,844
--------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.9%
--------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                           $  4,932,000    $    5,144,752
TFM S.A. de C.V., 9.375%, 2012                                                     6,032,000         6,439,160
                                                                                                --------------
                                                                                                $   11,583,912
--------------------------------------------------------------------------------------------------------------
Real Estate - 2.8%
--------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                    $  4,476,000    $    4,611,394
EOP Operating LP, 4.75%, 2014                                                      6,881,000         6,550,203
HRPT Properties Trust, REIT, 6.25%, 2016                                           6,245,000         6,441,949
ProLogis, REIT, 5.75%, 2016                                                        6,887,000         6,910,960
Simon Property Group LP, REIT, 6.35%, 2012                                         4,283,000         4,484,429
Simon Property Group LP, REIT, 5.75%, 2015                                         6,800,000         6,921,040
                                                                                                --------------
                                                                                                $   35,919,975
--------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                 $  2,887,000    $    3,265,644
--------------------------------------------------------------------------------------------------------------
Retailers - 1.1%
--------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                   $  4,200,000    $    4,305,000
Dollar General Corp., 8.625%, 2010                                                 4,765,000         5,080,681
Limited Brands, Inc., 6.95%, 2033                                                  4,313,000         4,364,704
                                                                                                --------------
                                                                                                $   13,750,385
--------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
--------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                     $  2,747,000    $    2,925,742
--------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
--------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (n)                                        $  3,758,000    $    3,903,622
Nextel Communications, Inc., 5.95%, 2014                                           9,650,000         9,475,837
Rogers Wireless, Inc., 7.25%, 2012                                                 3,315,000         3,480,750
                                                                                                --------------
                                                                                                $   16,860,209
--------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
--------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                    $  5,021,000    $    5,502,454
Reynolds American, Inc., 7.25%, 2012 (n)                                           7,722,000         8,022,355
                                                                                                --------------
                                                                                                $   13,524,809
--------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.6%
--------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                        $  5,930,000    $    7,134,057
--------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.3%
--------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                      $  5,741,383    $    5,476,301
Small Business Administration, 4.93%, 2024                                         7,020,328         6,933,453
Small Business Administration, 4.99%, 2024                                         6,230,853         6,161,785
Small Business Administration, 4.625%, 2025                                        6,432,865         6,217,318
Small Business Administration, 4.86%, 2025                                         3,873,098         3,798,812
Small Business Administration, 5.11%, 2025                                        13,605,600        13,524,173
                                                                                                --------------
                                                                                                $   42,111,842
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.9%
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 (f)                                            $ 26,700,000    $   31,072,125
U.S. Treasury Bonds, 5.375%, 2031                                                 10,119,000        10,986,229
U.S. Treasury Notes, 4.375%, 2007                                                 13,476,000        13,427,042
U.S. Treasury Notes, TIPS, 2%, 2014                                                7,528,284         7,333,015
                                                                                                --------------
                                                                                                $   62,818,411
--------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.3%
--------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                $  6,890,000    $    7,492,875
Beaver Valley Funding Corp., 9%, 2017                                              9,886,000        11,167,127
DPL, Inc., 6.875%, 2011                                                            3,644,000         3,844,402
Duke Capital Corp., 8%, 2019                                                       5,750,000         6,753,743
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                 3,211,000         3,635,825
Enersis S.A., 7.375%, 2014                                                         4,189,000         4,498,969
Exelon Generation Co. LLC, 6.95%, 2011                                             5,693,000         6,032,684
FirstEnergy Corp., 6.45%, 2011                                                     7,334,000         7,673,212
MidAmerican Energy Holdings Co., 6.125%, 2036                                      4,294,000         4,415,679
NiSource Finance Corp., 7.875%, 2010                                               3,010,000         3,254,132
Northeast Utilities, 8.58%, 2006                                                     905,400           905,889
NorthWestern Corp., 5.875%, 2014                                                   4,275,000         4,252,672
NRG Energy, Inc., 7.375%, 2016                                                     6,825,000         6,901,781
Progress Energy, Inc., 7.1%, 2011                                                  3,829,000         4,099,986
Progress Energy, Inc., 5.625%, 2016                                                2,828,000         2,835,183
PSEG Power LLC, 5.5%, 2015                                                         1,705,000         1,669,439
System Energy Resources, Inc., 5.129%, 2014 (n)                                    3,533,658         3,456,942
TXU Energy Co., 7%, 2013                                                           5,305,000         5,588,091
Waterford 3 Funding Corp., 8.09%, 2017                                             6,180,824         6,379,105
                                                                                                --------------
                                                                                                $   94,857,736
--------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,266,231,532)                                                   $1,272,443,359
--------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.1% (y)
--------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 11/01/06, at Amortized Cost and Value           $  1,679,000    $    1,679,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,267,910,532) (k)                                         $1,274,122,359
--------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.3%                                                               17,200,013
--------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $1,291,322,372
--------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $1,244,121,167 and 97.65% of market value. An independent pricing service provided an evaluated bid for 97.29% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $169,201,110, representing
    13.1% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                       CURRENT
                                                     ACQUISITION       ACQUISITION      MARKET     TOTAL % OF
RESTRICTED SECURITIES                                    DATE              COST         VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 6.3%, 2014                      9/28/06 - 10/05/06    $3,153,363    $3,183,725
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                3/01/06           2,930,000     2,934,145
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011                                           7/02/03           4,245,836     4,198,283
CPS Auto Receivables Trust, 3.52%, 2009                2/14/03             399,937       394,533
Falcon Franchise Loan LLC, 6.5%, 2014                  7/15/05           2,370,664     2,393,617
Falcon Franchise Loan LLC, FRN, 3.8455%, 2025          1/29/03           3,241,160     2,678,059
Prudential Securities Secured Financing
Corp., FRN, 7.3813%, 2013                             12/06/04           3,850,157     3,690,443
Spirit Master Funding LLC, 5.05%, 2023                10/04/05           2,894,496     2,844,326
TPREF Funding III Ltd., CDO, 5.34% to 2008,
FRN to 2033                                            4/18/06           6,587,624     6,613,465
Owens Corning, Inc., 7%, 2036                         10/26/06           5,531,077     5,672,894
TNK-BP Ltd., 6.875%, 2011                              7/13/06           8,601,898     8,842,833
Stora Enso Oyj, 7.25%, 2036                            5/30/06           5,136,257     5,423,896
-------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                          $48,870,219      4.0%

The following abbreviations are used in this report and are defined:

CDO   Collateralized Debt Obligation
FRN   Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT  Real Estate Investment Trust
TIPS  Treasury Inflation Protected Security

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2006:

                                                                                                  UNREALIZED
                                                                              EXPIRATION         APPRECIATION
DESCRIPTION                                  CONTRACTS          VALUE            DATE           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)                 198          $20,901,375        Dec-06            $(143,006)

SWAP AGREEMENTS AT 10/31/06

                                                                                                  UNREALIZED
                       NOTIONAL                            CASH FLOWS          CASH FLOWS        APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY       TO RECEIVE            TO PAY         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
3/20/11             USD  3,210,000      Citibank, N.A.         (1)         0.65% (fixed rate)      $(35,015)
3/20/11             USD  3,210,000      Merrill Lynch          (2)         0.43% (fixed rate)         1,528
                                        International
                                                                                                   --------
                                                                                                   $(33,487)
                                                                                                   --------

(1) Fund to receive notional amount upon a defined credit default event by Autozone, Inc., 5.875%, 10/15/12.
(2) Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,267,910,532)               $1,274,122,359
Cash                                                                         675,486
Receivable for investments sold                                           12,927,753
Receivable for fund shares sold                                            2,316,707
Interest receivable                                                       18,111,973
Unrealized appreciation on credit default swaps                                1,528
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,308,155,806
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                       $818,658
Payable for daily variation margin on open futures contracts                  58,781
Payable for investments purchased                                         10,805,222
Payable for fund shares reacquired                                         4,266,373
Unrealized depreciation on credit default swaps                               35,015
Payable to affiliates
  Management fee                                                              21,177
  Shareholder servicing costs                                                113,909
  Distribution and service fees                                               31,770
  Administrative services fee                                                  1,269
  Program manager fees                                                            14
  Retirement plan administration and services fees                               406
Payable for independent trustees' compensation                               101,432
Accrued expenses and other liabilities                                       579,408
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $16,833,434
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,291,322,372
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                       $1,354,845,294
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                6,035,334
Accumulated net realized gain (loss) on investments                      (65,190,218)
Accumulated distributions in excess of net investment income              (4,368,038)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,291,322,372
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   102,593,512
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $881,783,785
  Shares outstanding                                                      70,001,022
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.60
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $13.23
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $197,203,329
  Shares outstanding                                                      15,705,827
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.56
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $79,708,606
  Shares outstanding                                                       6,355,773
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.54
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $43,988,564
  Shares outstanding                                                       3,490,474
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.60
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $42,947,127
  Shares outstanding                                                       3,411,710
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.59
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                              $2,720,491
  Shares outstanding                                                         216,729
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.55
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                              $1,719,631
  Shares outstanding                                                         137,010
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.55
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $18,450,320
  Shares outstanding                                                       1,464,940
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.59
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $21,749,367
  Shares outstanding                                                       1,726,443
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.60
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                 $53,522
  Shares outstanding                                                           4,247
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.60
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                $529,912
  Shares outstanding                                                          42,043
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.60
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $13.23
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                $195,808
  Shares outstanding                                                          15,609
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.54
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                $271,910
  Shares outstanding                                                          21,685
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.54
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Interest income                                                                       $39,581,385
-------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                    $2,529,315
  Distribution and service fees                                      2,982,613
  Program manager fees                                                   1,187
  Shareholder servicing costs                                        1,057,742
  Administrative services fee                                          120,305
  Retirement plan administration and services fees                      37,225
  Independent trustees' compensation                                    20,476
  Custodian fee                                                        232,412
  Shareholder communications                                            67,962
  Auditing fees                                                         28,169
  Legal fees                                                             1,368
  Miscellaneous                                                        113,110
-------------------------------------------------------------------------------------------------
Total expenses                                                                         $7,191,884
-------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (69,522)
  Reduction of expenses by investment adviser                         (589,085)
-------------------------------------------------------------------------------------------------
Net expenses                                                                           $6,533,277
-------------------------------------------------------------------------------------------------
Net investment income                                                                 $33,048,108
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                          $(3,021,647)
  Futures contracts                                                   (128,230)
  Swap transactions                                                    (85,002)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               $(3,234,879)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $26,381,997
  Futures contracts                                                   (143,006)
  Swap transactions                                                     46,334
-------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                             $26,285,325
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                $23,050,446
-------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $56,098,554
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                  10/31/06             4/30/06
                                                               (UNAUDITED)

CHANGE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                          $33,048,108         $66,453,461
Net realized gain (loss) on investments                         (3,234,879)           (482,228)
Net unrealized gain (loss) on investments                       26,285,325         (52,141,153)
----------------------------------------------------------------------------------------------
Change in net assets from operations                           $56,098,554         $13,830,080
----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(23,823,214)       $(49,673,439)
  Class B                                                       (5,018,094)        (12,636,755)
  Class C                                                       (1,868,521)         (3,832,093)
  Class I                                                       (1,211,518)         (2,469,539)
  Class R                                                       (1,191,201)         (1,816,984)
  Class R1                                                         (54,455)            (39,989)
  Class R2                                                         (28,597)            (15,377)
  Class R3                                                        (375,970)           (292,716)
  Class R4                                                        (386,842)            (49,520)
  Class R5                                                          (1,456)             (2,815)
  Class 529A                                                       (12,985)            (23,914)
  Class 529B                                                        (4,046)             (7,314)
  Class 529C                                                        (5,696)            (13,092)
----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(33,982,595)       $(70,873,547)
----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions             $(43,310,684)       $(22,657,557)
----------------------------------------------------------------------------------------------
Total change in net assets                                    $(21,194,725)       $(79,701,024)
----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
At beginning of period                                       1,312,517,097       1,392,218,121
At end of period (including accumulated distributions
in excess of net investment income of $4,368,038 and
$3,433,551, respectively)                                   $1,291,322,372      $1,312,517,097
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                   SIX MONTHS                              YEARS ENDED 4/30
                                                        ENDED       --------------------------------------------------------------
CLASS A                                              10/31/06           2006         2005         2004           2003         2002
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.38         $12.91       $12.92       $13.03         $12.27       $12.34
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.33          $0.64        $0.65        $0.65          $0.70        $0.76
  Net realized and unrealized gain
  (loss) on investments                                  0.23          (0.49)        0.05        (0.05)          0.82         0.01
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.56          $0.15        $0.70        $0.60          $1.52        $0.77
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.34)        $(0.68)      $(0.71)      $(0.71)        $(0.76)      $(0.84)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.60         $12.38       $12.91       $12.92         $13.03       $12.27
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               4.56(n)        1.11         5.55         4.67          12.84         6.39
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.94(a)        0.97         0.93         0.94           0.92         0.94
Expenses after expense reductions (f)                    0.85(a)        0.88         0.84         0.93            N/A          N/A
Net investment income                                    5.24(a)        4.99         4.98         4.95           5.59         6.09
Portfolio turnover                                         20             55           40           73            112          206
Net assets at end of period (000 Omitted)            $881,784       $896,891     $926,909     $956,960     $1,116,853     $975,849
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                              YEARS ENDED 4/30
                                                        ENDED       --------------------------------------------------------------
CLASS B                                              10/31/06           2006         2005         2004           2003         2002
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.34         $12.86       $12.88       $12.99         $12.23       $12.30
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.28          $0.55        $0.56        $0.55          $0.61        $0.67
  Net realized and unrealized gain
  (loss) on investments                                  0.23          (0.48)        0.04        (0.04)          0.82         0.01
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.51          $0.07        $0.60        $0.51          $1.43        $0.68
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.29)        $(0.59)      $(0.62)      $(0.62)        $(0.67)      $(0.75)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.56         $12.34       $12.86       $12.88         $12.99       $12.23
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               4.20(n)        0.47         4.74         3.94          12.09         5.62
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.64(a)        1.67         1.63         1.64           1.62         1.64
Expenses after expense reductions (f)                    1.55(a)        1.58         1.54         1.63            N/A          N/A
Net investment income                                    4.55(a)        4.28         4.29         4.25           4.89         5.40
Portfolio turnover                                         20             55           40           73            112          206
Net assets at end of period (000 Omitted)            $197,203       $230,360     $307,017     $376,847       $474,882     $401,988
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                              YEARS ENDED 4/30
                                                        ENDED       --------------------------------------------------------------
CLASS C                                              10/31/06           2006         2005         2004           2003         2002
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.33         $12.85       $12.87       $12.97         $12.22       $12.29
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.28          $0.54        $0.55        $0.55          $0.61        $0.67
  Net realized and unrealized gain
  (loss) on investments                                  0.22          (0.48)        0.05        (0.04)          0.81         0.01
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.50          $0.06        $0.60        $0.51          $1.42        $0.68
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.29)        $(0.58)      $(0.62)      $(0.61)        $(0.67)      $(0.75)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.54         $12.33       $12.85       $12.87         $12.97       $12.22
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               4.12(n)        0.47         4.74         4.02          12.02         5.71
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.64(a)        1.67         1.63         1.64           1.62         1.64
Expenses after expense reductions (f)                    1.55(a)        1.58         1.54         1.63            N/A          N/A
Net investment income                                    4.54(a)        4.29         4.28         4.25           4.91         5.40
Portfolio turnover                                         20             55           40           73            112          206
Net assets at end of period (000 Omitted)             $79,709        $79,921      $82,890      $91,338       $108,718     $107,212
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                              YEARS ENDED 4/30
                                                        ENDED       --------------------------------------------------------------
CLASS I                                              10/31/06           2006         2005         2004           2003         2002
                                                  (UNAUDITED)
Net value, beginning of period                         $12.39         $12.91       $12.93       $13.03         $12.27       $12.35
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.35          $0.67        $0.69        $0.69          $0.67        $0.79
  Net realized and unrealized gain
  (loss) on investments                                  0.21          (0.47)        0.04        (0.04)          0.89         0.01
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.56          $0.20        $0.73        $0.65          $1.56        $0.80
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.35)        $(0.72)      $(0.75)      $(0.75)        $(0.80)      $(0.88)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.60         $12.39       $12.91       $12.93         $13.03       $12.27
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  4.63(n)        1.50         5.79         5.06          13.17         6.64
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.64(a)        0.67         0.63         0.64           0.62         0.64
Expenses after expense reductions (f)                    0.55(a)        0.58         0.54         0.63            N/A          N/A
Net investment income                                    5.54(a)        5.29         5.28         5.25           5.73         6.39
Portfolio turnover                                         20             55           40           73            112          206
Net assets at end of period (000 Omitted)             $43,989        $41,976      $44,604      $41,613        $53,249      $17,071
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                      YEARS ENDED 4/30
                                                        ENDED       ---------------------------------------------
CLASS R                                              10/31/06          2006        2005        2004       2003(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.37        $12.90      $12.92      $13.03     $12.67
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.32         $0.60       $0.61       $0.64      $0.11
  Net realized and unrealized gain
  (loss) on investments                                  0.22         (0.48)       0.06       (0.07)      0.49(g)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.54         $0.12       $0.67       $0.57      $0.60
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.32)       $(0.65)     $(0.69)     $(0.68)    $(0.24)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.59        $12.37      $12.90      $12.92     $13.03
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  4.46(n)       0.91        5.26        4.46       4.77(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.14(a)       1.17        1.15        1.13       1.12(a)
Expenses after expense reductions (f)                    1.05(a)       1.08        1.06        1.12        N/A
Net investment income                                    5.04(a)       4.81        4.76        5.04       2.95(a)
Portfolio turnover                                         20            55          40          73        112
Net assets at end of period (000 Omitted)             $42,947       $45,396     $25,582     $11,353       $872
-----------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                 SIX MONTHS          YEARS ENDED 4/30
                                                                      ENDED       ---------------------
CLASS R1                                                           10/31/06         2006        2005(i)
                                                                 (UNAUDITED)
Net asset value, beginning of period                                 $12.34       $12.86      $12.80
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                           $0.28        $0.53       $0.04
  Net realized and unrealized gain (loss) on investments               0.22        (0.48)       0.07(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.50        $0.05       $0.11
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.29)      $(0.57)     $(0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.55       $12.34      $12.86
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                4.07(n)      0.33        0.85(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 1.84(a)      1.87        1.96(a)
Expenses after expense reductions (f)                                  1.65(a)      1.70        1.87(a)
Net investment income                                                  4.43(a)      4.28        4.06(a)
Portfolio turnover                                                       20           55          40
Net assets at end of period (000 Omitted)                            $2,720       $1,900         $50
-------------------------------------------------------------------------------------------------------

                                                                 SIX MONTHS          YEARS ENDED 4/30
                                                                      ENDED       ---------------------
CLASS R2                                                           10/31/06         2006        2005(i)
                                                                 (UNAUDITED)
Net asset value, beginning of period                                 $12.34       $12.86      $12.80
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                           $0.28        $0.56       $0.05
  Net realized and unrealized gain (loss) on investments               0.24        (0.47)       0.06(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.52        $0.09       $0.11
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.31)      $(0.61)     $(0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.55       $12.34      $12.86
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                4.25(n)      0.66        0.87(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 1.53(a)      1.58        1.68(a)
Expenses after expense reductions (f)                                  1.29(a)      1.36        1.59(a)
Net investment income                                                  4.77(a)      4.69        4.37(a)
Portfolio turnover                                                       20           55          40
Net assets at end of period (000 Omitted)                            $1,720         $907         $50
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                   YEARS ENDED 4/30
                                                                   ENDED         ------------------------------------
CLASS R3                                                        10/31/06          2006         2005          2004(i)
                                                             (UNAUDITED)

Net asset value, beginning of period                              $12.38         $12.90       $12.92       $12.96
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.31          $0.58        $0.53        $0.31
  Net realized and unrealized gain (loss) on investments            0.21          (0.47)        0.11        (0.03)(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.52          $0.11        $0.64        $0.28
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.31)        $(0.63)      $(0.66)      $(0.32)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.59         $12.38       $12.90       $12.92
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                             4.30(n)        0.80         5.00         2.16
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.39(a)        1.42         1.45         1.37(a)
Expenses after expense reductions (f)                               1.20(a)        1.26         1.36         1.35(a)
Net investment income                                               4.88(a)        4.65         4.48         4.84(a)
Portfolio turnover                                                    20             55           40           73
Net assets at end of period (000 Omitted)                        $18,450         $9,992       $4,039         $256
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                 SIX MONTHS          YEARS ENDED 4/30
                                                                      ENDED       ---------------------
CLASS R4                                                           10/31/06         2006        2005(i)
                                                                 (UNAUDITED)
Net asset value, beginning of period                                 $12.38       $12.91      $12.85
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                           $0.32        $0.56       $0.05
  Net realized and unrealized gain (loss) on investments               0.23        (0.43)       0.07(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.55        $0.13       $0.12
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.33)      $(0.66)     $(0.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.60       $12.38      $12.91(n)
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                4.51(n)      1.01        0.91(n)
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 1.04(a)      1.09        1.19(a)
Expenses after expense reductions (f)                                  0.95(a)      1.00        1.10(a)
Net investment income                                                  5.10(a)      5.08        4.93(a)
Portfolio turnover                                                       20           55          40
Net assets at end of period (000 Omitted)                           $21,749       $4,170         $50
-------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                 SIX MONTHS          YEARS ENDED 4/30
                                                                      ENDED       ---------------------
CLASS R5                                                           10/31/06         2006        2005(i)
                                                                 (UNAUDITED)
Net asset value, beginning of period                                 $12.38       $12.91      $12.85
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                           $0.34        $0.66       $0.06
  Net realized and unrealized gain (loss) on investments               0.23        (0.49)       0.06(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.57        $0.17       $0.12
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.35)      $(0.70)     $(0.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.60       $12.38      $12.91
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                4.66(n)      1.32        0.93(n)
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 0.74(a)      0.77        0.90(a)
Expenses after expense reductions (f)                                  0.65(a)      0.68        0.81(a)
Net investment income                                                  5.44(a)      5.19        5.14(a)
Portfolio turnover                                                       20           55          40
Net assets at end of period (000 Omitted)                               $54          $51         $50
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                      YEARS ENDED 4/30
                                                        ENDED       ---------------------------------------------
CLASS 529A                                           10/31/06          2006        2005        2004       2003(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.39        $12.91      $12.94      $13.04     $12.05
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.31         $0.60       $0.60       $0.61      $0.39
  Net realized and unrealized gain
  (loss) on investments                                  0.22         (0.48)       0.05       (0.04)      1.14(g)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.53         $0.12       $0.65       $0.57      $1.53
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.32)       $(0.64)     $(0.68)     $(0.67)    $(0.54)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.60        $12.39      $12.91      $12.94     $13.04
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               4.32(n)       0.89        5.07        4.44      12.94(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.24(a)       1.27        1.25        1.23       1.22(a)
Expenses after expense reductions (f)                    1.15(a)       1.18        1.16        1.22        N/A
Net investment income                                    4.94(a)       4.68        4.67        4.75       4.68(a)
Portfolio turnover                                         20            55          40          73        112
Net assets at end of period (000 Omitted)                $530          $498        $477        $300       $140
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                      YEARS ENDED 4/30
                                                        ENDED       ---------------------------------------------
CLASS 529B                                           10/31/06          2006        2005        2004       2003(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.33        $12.85      $12.87      $12.98     $12.01
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.27         $0.51       $0.52       $0.53      $0.39
  Net realized and unrealized gain
  (loss) on investments                                  0.22         (0.48)       0.05       (0.06)      1.06(g)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.49         $0.03       $0.57       $0.47      $1.45
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.28)       $(0.55)     $(0.59)     $(0.58)    $(0.48)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.54        $12.33      $12.85      $12.87     $12.98
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.99(n)       0.22        4.48        3.68      12.27(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.89(a)       1.92        1.89        1.89       1.87(a)
Expenses after expense reductions (f)                    1.80(a)       1.83        1.80        1.88        N/A
Net investment income                                    4.29(a)       4.04        4.02        4.06       4.30(a)
Portfolio turnover                                         20            55          40          73        112
Net assets at end of period (000 Omitted)                $196          $168        $176        $161        $81
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                      YEARS ENDED 4/30
                                                        ENDED       ---------------------------------------------
CLASS 529C                                           10/31/06          2006        2005        2004       2003(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.33        $12.85      $12.86      $12.97     $12.00
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.26         $0.51       $0.51       $0.52      $0.36
  Net realized and unrealized gain
  (loss) on investments                                  0.23         (0.48)       0.07       (0.05)      1.09(g)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.49         $0.03       $0.58       $0.47      $1.45
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.28)       $(0.55)     $(0.59)     $(0.58)    $(0.48)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.54        $12.33      $12.85      $12.86     $12.97
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.99(n)       0.22        4.56        3.68      12.27(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.89(a)       1.92        1.90        1.89       1.87(a)
Expenses after expense reductions (f)                    1.80(a)       1.83        1.81        1.88        N/A
Net investment income                                    4.29(a)       4.03        4.02        4.07       4.26(a)
Portfolio turnover                                         20            55          40          73        112
Net assets at end of period (000 Omitted)                $272          $286        $323        $193       $100
-----------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October 31, 2003 (Class R3), and
    April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such a party is exposed.

CREDIT DEFAULT SWAPS - In a credit default swap, one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                        4/30/06          4/30/05

Ordinary income (including any short-term
  capital gains)                                    $70,873,547      $76,042,531

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                             $1,278,122,388
          --------------------------------------------------------------
          Gross appreciation                                 $20,998,326
          Gross depreciation                                 (24,998,355)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)         $(4,000,029)

          AS OF 4/30/06

          Undistributed ordinary income                       $2,010,124
          Capital loss carryforwards                         (42,041,438)
          Post-October capital loss deferral                  (9,265,453)
          Other temporary differences                         (5,514,608)
          Net unrealized appreciation (depreciation)         (30,827,506)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          4/30/09                                           $(11,366,948)
          4/30/10                                             (4,472,574)
          4/30/11                                            (26,201,916)
          --------------------------------------------------------------
                                                            $(42,041,438)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.1 billion of average daily net assets           0.39%
          Average daily net assets in excess of $1.1 billion       0.38%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2006, this waiver amounted to $576,265 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $45,888 and $78, for the six months ended October 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                    TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION        SERVICE     DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE       FEE RATE          PLAN(d)           RATE(e)                 FEE
Class A                             0.10%          0.25%            0.35%             0.30%          $1,328,383
Class B                             0.75%          0.25%            1.00%             1.00%           1,070,460
Class C                             0.75%          0.25%            1.00%             1.00%             398,500
Class R                             0.25%          0.25%            0.50%             0.50%             114,938
Class R1                            0.50%          0.25%            0.75%             0.75%               8,889
Class R2                            0.25%          0.25%            0.50%             0.50%               2,882
Class R3                            0.25%          0.25%            0.50%             0.50%              37,226
Class R4                              --           0.25%            0.25%             0.25%              18,246
Class 529A                          0.25%          0.25%            0.50%             0.35%                 893
Class 529B                          0.75%          0.25%            1.00%             1.00%                 911
Class 529C                          0.75%          0.25%            1.00%             1.00%               1,285
---------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                  $2,982,613

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10%
    of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $11,734
              Class B                                    167,625
              Class C                                      4,283
              Class 529B                                      --
              Class 529C                                      --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                    $638
              Class 529B                                     228
              Class 529C                                     321
              --------------------------------------------------
              Total Program Manager Fees                  $1,187

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2006, the fee was $617,301, which equated to 0.0948% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2006, these costs amounted to $230,665. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
October 31, 2006 was equivalent to an annual effective rate of 0.0185% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE       TOTAL
                                           FEE RATE        RATE(g)      AMOUNT

Class R1                                      0.45%          0.35%      $5,333
Class R2                                      0.40%          0.25%       2,305
Class R3                                      0.25%          0.15%      18,613
Class R4                                      0.15%          0.15%      10,948
Class R5                                      0.10%          0.10%          26
------------------------------------------------------------------------------
Total Retirement Plan Administration
and Services Fees                                                      $37,225

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended October 31, 2006, this waiver amounted to $9,495 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,611. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $1,992. Both amounts are included in independent trustees' compensation for the six months ended October 31, 2006. The deferred liability for retirement benefits payable to certain independent trustees under both plans amounted to $99,392 at October 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2006, the fee paid to Tarantino LLC was $3,325. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,325, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES             SALES

U.S. government securities                         $24,741,278       $37,057,689
Investments (non-U.S. government securities)      $234,443,470      $245,505,571
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                     YEAR ENDED
                                                 10/31/06                          4/30/06
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                               8,804,637      $109,102,179      20,091,208      $256,435,636
  Class B                               1,137,977        14,054,043       2,857,304        36,362,052
  Class C                                 653,861         8,068,075       1,519,007        19,310,927
  Class I                                 406,856         5,045,421         892,036        11,424,813
  Class R                                 821,877        10,170,723       2,351,402        29,875,902
  Class R1                                 96,159         1,187,400         169,258         2,146,714
  Class R2                                 81,818         1,015,842          95,575         1,201,608
  Class R3                                923,200        11,410,129         695,039         8,782,935
  Class R4                              1,627,975        20,046,290         362,812         4,566,302
  Class 529A                                2,061            25,687          17,645           225,078
  Class 529B                                2,065            25,578             812            10,285
  Class 529C                                3,079            38,200           3,239            41,333
-----------------------------------------------------------------------------------------------------
                                       14,561,565      $180,189,567      29,055,337      $370,383,585

Shares issued to shareholders in
reinvestment of distributions
  Class A                               1,637,910       $20,343,522       3,364,696       $42,854,267
  Class B                                 314,187         3,888,502         768,738         9,769,391
  Class C                                  98,608         1,219,507         199,942         2,535,501
  Class I                                  96,810         1,203,022         191,822         2,444,155
  Class R                                  89,261         1,107,720         133,037         1,687,826
  Class R1                                  4,354            53,924           3,152            39,616
  Class R2                                  2,290            28,398           1,201            15,094
  Class R3                                 29,855           371,257          22,893           290,174
  Class R4                                 30,734           383,261           3,925            49,143
  Class R5                                    117             1,456             221             2,815
  Class 529A                                1,044            12,976           1,854            23,628
  Class 529B                                  327             4,046             575             7,299
  Class 529C                                  461             5,696           1,027            13,030
-----------------------------------------------------------------------------------------------------
                                        2,305,958       $28,623,287       4,693,083       $59,731,939

                                             SIX MONTHS ENDED                     YEAR ENDED
                                                 10/31/06                          4/30/06
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares reacquired
  Class A                             (12,885,256)    $(159,528,744)    (22,828,815)    $(290,435,943)
  Class B                              (4,412,849)      (54,472,325)     (8,824,386)     (111,996,875)
  Class C                                (880,445)      (10,861,793)     (1,685,730)      (21,353,028)
  Class I                                (402,134)       (4,982,050)     (1,149,209)      (14,664,605)
  Class R                              (1,168,500)      (14,495,428)       (798,431)      (10,137,097)
  Class R1                                (37,757)         (468,509)        (22,358)         (283,408)
  Class R2                                (20,583)         (254,867)        (27,213)         (340,281)
  Class R3                               (295,281)       (3,651,229)       (223,755)       (2,833,014)
  Class R4                               (269,063)       (3,324,836)        (33,848)         (423,997)
  Class 529A                               (1,297)          (16,056)        (16,163)         (207,708)
  Class 529B                                 (446)           (5,459)         (1,394)          (18,045)
  Class 529C                               (5,063)          (62,242)         (6,207)          (79,080)
-----------------------------------------------------------------------------------------------------
                                      (20,378,674)    $(252,123,538)    (35,617,509)    $(452,773,081)

Net change
  Class A                              (2,442,709)     $(30,083,043)        627,089        $8,853,960
  Class B                              (2,960,685)      (36,529,780)     (5,198,344)      (65,865,432)
  Class C                                (127,976)       (1,574,211)         33,219           493,400
  Class I                                 101,532         1,266,393         (65,351)         (795,637)
  Class R                                (257,362)       (3,216,985)      1,686,008        21,426,631
  Class R1                                 62,756           772,815         150,052         1,902,922
  Class R2                                 63,525           789,373          69,563           876,421
  Class R3                                657,774         8,130,157         494,177         6,240,095
  Class R4                              1,389,646        17,104,715         332,889         4,191,448
  Class R5                                    117             1,456             221             2,815
  Class 529A                                1,808            22,607           3,336            40,998
  Class 529B                                1,946            24,165              (7)             (461)
  Class 529C                               (1,523)          (18,346)         (1,941)          (24,717)
-----------------------------------------------------------------------------------------------------
                                       (3,511,151)     $(43,310,684)     (1,869,089)     $(22,657,557)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2006, the fund's commitment fee and interest expense were $3,985 and $0, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to the advisory fee reduction noted above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                                    M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                Semiannual report

MFS(R) Limited Maturity Fund

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     14
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 17
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     18
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    19
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           29
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           41
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   45
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          45
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

---------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
---------------------------------------------------------------------------

                                                                       10/31/06
                                                                        MQL-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bands                                            95.5%
              Cash & Other Net Assets                           4.5%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                            49.2%
              ------------------------------------------------------
              Asset-Backed Securities                          13.9%
              ------------------------------------------------------
              Mortgage-Backed Securities                       12.2%
              ------------------------------------------------------
              Commercial Mortgage-Backed Securities            6.5%
              ------------------------------------------------------
              Non U.S. Government Bonds                         5.3%
              ------------------------------------------------------
              Emerging Market Bonds                             3.2%
              ------------------------------------------------------
              U.S. Government Agencies                          2.5%
              ------------------------------------------------------
              Residential Mortgage-Backed Securities            1.4%
              ------------------------------------------------------
              High Yield Corporates                             1.3%
              ------------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                              42.5%
              ------------------------------------------------------
              AA                                                4.4%
              ------------------------------------------------------
              A                                                18.1%
              ------------------------------------------------------
              BBB                                              32.5%
              ------------------------------------------------------
              BB                                                1.2%
              ------------------------------------------------------
              B                                                 0.7%
              ------------------------------------------------------
              Not Rated                                         0.6%
              ------------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                               1.6
              ------------------------------------------------------
              Average Life (m)                              2.9 yrs.
              ------------------------------------------------------
              Average Maturity (m)                         10.3 yrs.
              ------------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                          A+
              ------------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                        A-1
              ------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/06.

Percentages are based on net assets as of 10/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2006 through October 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
         Actual             0.68%     $1,000.00       $1,029.60         $3.48
    A    -----------------------------------------------------------------------
         Hypothetical (h)   0.68%     $1,000.00       $1,021.78         $3.47
--------------------------------------------------------------------------------
         Actual             1.45%     $1,000.00       $1,024.20         $7.40
    B    -----------------------------------------------------------------------
         Hypothetical (h)   1.45%     $1,000.00       $1,017.90         $7.38
--------------------------------------------------------------------------------
         Actual             1.54%     $1,000.00       $1,023.70         $7.86
    C    -----------------------------------------------------------------------
         Hypothetical (h)   1.54%     $1,000.00       $1,017.44         $7.83
--------------------------------------------------------------------------------
         Actual             0.53%     $1,000.00       $1,028.80         $2.71
    I    -----------------------------------------------------------------------
         Hypothetical (h)   0.53%     $1,000.00       $1,022.53         $2.70
--------------------------------------------------------------------------------
         Actual             0.93%     $1,000.00       $1,026.70         $4.75
    R    -----------------------------------------------------------------------
         Hypothetical (h)   0.93%     $1,000.00       $1,020.52         $4.74
--------------------------------------------------------------------------------
         Actual             1.63%     $1,000.00       $1,024.80         $8.32
   R1    -----------------------------------------------------------------------
         Hypothetical (h)   1.63%     $1,000.00       $1,016.99         $8.29
--------------------------------------------------------------------------------
         Actual             1.28%     $1,000.00       $1,026.60         $6.54
   R2    -----------------------------------------------------------------------
         Hypothetical (h)   1.28%     $1,000.00       $1,018.75         $6.51
--------------------------------------------------------------------------------
         Actual             1.08%     $1,000.00       $1,027.60         $5.52
   R3    -----------------------------------------------------------------------
         Hypothetical (h)   1.08%     $1,000.00       $1,019.76         $5.50
--------------------------------------------------------------------------------
         Actual             0.93%     $1,000.00       $1,028.30         $4.75
   R4    -----------------------------------------------------------------------
         Hypothetical (h)   0.93%     $1,000.00       $1,020.52         $4.74
--------------------------------------------------------------------------------
         Actual             0.63%     $1,000.00       $1,029.90         $3.22
   R5    -----------------------------------------------------------------------
         Hypothetical (h)   0.63%     $1,000.00       $1,022.03         $3.21
--------------------------------------------------------------------------------
         Actual             1.03%     $1,000.00       $1,027.80         $5.26
  529A   -----------------------------------------------------------------------
         Hypothetical (h)   1.03%     $1,000.00       $1,020.01         $5.24
--------------------------------------------------------------------------------
         Actual             1.66%     $1,000.00       $1,023.00         $8.46
  529B   -----------------------------------------------------------------------
         Hypothetical (h)   1.66%     $1,000.00       $1,016.84         $8.44
--------------------------------------------------------------------------------
         Actual             1.78%     $1,000.00       $1,022.40         $9.07
  529C   -----------------------------------------------------------------------
         Hypothetical (h)   1.78%     $1,000.00       $1,016.23         $9.05
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.4%
--------------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES/PAR                  VALUE ($)
--------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                  $  1,058,501             $    1,002,817
--------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 21.8%
--------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                       $  3,730,330             $    3,732,173
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                      2,967,974                  2,973,839
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                      2,250,494                  2,250,482
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                10,966,319                  1,005,098
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                    2,325,000                  2,284,313
Bayview Financial Revolving Mortgage Loan Trust, FRN,
6.12%, 2040 (z)                                                           1,402,996                  1,404,981
Brascan Real Estate, FRN, 6.9738%, 2040 (z)                               1,526,000                  1,526,153
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)             1,680,302                  1,661,483
Capital One Auto Finance Trust, 2.47%, 2010                               3,903,010                  3,865,944
Centex Home Equity Loan Trust, FRN, 3.9%, 2024                              323,310                    322,011
Chalet Finance 1 PLC, FRN, 5.5656%, 2013                                  4,800,000                  4,801,694
Commercial Mortgage Asset Trust, FRN, 0.884%, 2032 (i)(n)                29,635,490                  1,181,976
Commercial Mortgage Pass-Through Certificates, FRN,
5.51%, 2017 (n)                                                           3,400,000                  3,400,288
Continental Airlines, Inc., FRN, 5.855%, 2011                             1,325,792                  1,329,480
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                  2,257,806                  2,238,355
CPS Auto Receivables Trust, 3.5%, 2009 (z)                                   94,789                     93,974
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                  71,724                     71,006
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                 311,305                    306,539
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035            4,216,085                  4,203,269
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                   2,423,952                  2,446,412
E*TRADE RV & Marine Trust, 3.62%, 2018                                    3,411,000                  3,286,496
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                 881,961                    905,689
Gramercy Real Estate CDO Ltd., FRN, 5.6969%, 2035                         2,177,207                  2,178,056
Holmes Financing PLC, FRN, 6.0938%, 2040                                  2,600,000                  2,603,640
Household Automotive Trust, 3.44%, 2009                                   1,840,067                  1,821,124
IKON Receivables Funding LLC, 3.27%, 2011                                   275,410                    273,595
IMPAC CMB Trust, FRN, 5.96%, 2033                                           460,976                    461,160
IMPAC CMB Trust, FRN, 5.69%, 2034                                         1,262,057                  1,262,768
IMPAC CMB Trust, FRN, 5.78%, 2034                                         1,328,481                  1,329,584
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                              2,024,847                  2,028,383
Interstar Millennium Trust, FRN, 5.59%, 2036                              2,142,275                  2,146,255
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.851%, 2042                                                              3,504,086                  3,469,808
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2008                                                               2,896,703                  2,917,298
Lehman Brothers Commercial Conduit Mortgage Trust,
FRN, 0.489%, 2035 (i)                                                    67,036,931                    974,382
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                      2,780,029                  2,723,086
Medallion Trust, FRN, 5.6019%, 2031                                         248,081                    248,332
Merrill Lynch Mortgage Investors, Inc., FRN, 6.8814%, 2030                2,180,000                  2,213,354
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                  3,360,000                  3,352,523
Morgan Stanley ABS Capital I, FRN, 5.53%, 2035                            1,840,678                  1,841,412
Morgan Stanley Capital I, Inc., FRN, 0.8743%, 2031 (i)(n)                33,838,267                    630,035
Mortgage Capital Funding, Inc., FRN, 0.708%, 2031 (i)                    23,666,833                    205,696
Nationslink Funding Corp., 6.476%, 2030                                   1,859,429                  1,886,064
Nationslink Funding Corp., FRN, 0.4935%, 2023 (i)                        28,754,055                    403,621
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                     2,600,000                  2,566,503
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                          1,086,275                  1,073,846
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036           5,096,147                  5,110,565
People's Choice Home Loan Securities Trust, FRN, 5.59%, 2035              4,111,878                  4,113,567
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                 2,975,957                  2,940,025
Providian Gateway Master Trust, FRN, 5.62%, 2010 (n)                      4,250,000                  4,251,993
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008 (z)              1,871,186                  1,871,168
Residential Asset Mortgage Products, Inc., FRN, 5.53%, 2032               7,020,931                  7,026,237
RMAC PLC, FRN, 5.74%, 2035 (n)                                            1,603,703                  1,605,948
RMAC PLC, FRN, 5.59%, 2036 (n)                                              887,306                    887,445
Structured Asset Securities Corp., FRN, 4.67%, 2035                       2,054,991                  2,031,226
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                   4,543,641                  4,545,225
Superannuation Members Home Loans Global Trust, FRN,
5.5881%, 2029                                                             1,109,926                  1,111,578
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2033                     1,670,116                  1,671,759
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                1,741,839                  1,751,833
Triad Auto Receivables Trust, FRN, 5.68%, 2009                            1,317,812                  1,317,855
Washington Mutual, Inc., FRN, 3.177%, 2033                                  695,354                    690,706
                                                                                                --------------
                                                                                                $  124,829,310
--------------------------------------------------------------------------------------------------------------
Automotive - 2.7%
--------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 6.0188%, 2008             $  1,700,000             $    1,705,392
DaimlerChrysler Services North America LLC, 4.75%, 2008                   2,050,000                  2,030,580
Ford Motor Credit Co., 5.8%, 2009                                         3,785,000                  3,615,281
General Motors Acceptance Corp., 5.625%, 2009                             3,360,000                  3,294,766
Johnson Controls, Inc., 5.25%, 2011                                       5,050,000                  5,017,710
                                                                                                --------------
                                                                                                $   15,663,729
--------------------------------------------------------------------------------------------------------------
Broadcasting - 1.0%
--------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                $  1,368,000             $    1,424,530
Clear Channel Communications, Inc., 4.625%, 2008                          2,350,000                  2,321,525
Clear Channel Communications, Inc., 7.65%, 2010                           1,710,000                  1,748,723
                                                                                                --------------
                                                                                                $    5,494,778
--------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.9%
--------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                               $  3,208,000             $    3,131,865
Goldman Sachs Group, Inc., 7.35%, 2009                                    3,900,000                  4,129,991
Goldman Sachs Group, Inc., 5%, 2011                                         870,000                    862,004
Lehman Brothers E-Capital Trust I, FRN, 6.1725%, 2065                     2,524,000                  2,541,055
Lehman Brothers Holdings, Inc., 3.95%, 2009                                 300,000                    289,967
                                                                                                --------------
                                                                                                $   10,954,882
--------------------------------------------------------------------------------------------------------------
Building - 1.8%
--------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                             $  2,670,000             $    2,814,872
Hanson PLC, 7.875%, 2010                                                  3,480,000                  3,775,556
Lafarge S.A., 6.15%, 2011                                                 3,410,000                  3,500,655
                                                                                                --------------
                                                                                                $   10,091,083
--------------------------------------------------------------------------------------------------------------
Cable TV - 1.8%
--------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                             $  3,100,000             $    3,115,726
Cox Communications, Inc., 4.625%, 2010                                    3,820,000                  3,732,858
Time Warner Entertainment Co. LP, 7.25%, 2008                             3,100,000                  3,199,470
                                                                                                --------------
                                                                                                $   10,048,054
--------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%
--------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                        $  5,005,000             $    4,998,669
--------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
--------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                     $  3,272,000             $    3,211,870
--------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.7%
--------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                            $  3,932,000             $    3,835,005
--------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.7%
--------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (n)                         $  2,300,000             $    2,245,306
Gazprom, 9.125%, 2007                                                     1,800,000                  1,828,980
                                                                                                --------------
                                                                                                $    4,074,286
--------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
--------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                       $  1,155,000             $    1,143,958
--------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
--------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (z)                                          $  2,060,000             $    2,108,361
--------------------------------------------------------------------------------------------------------------
Financial Institutions - 2.1%
--------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                     $  1,940,000             $    1,980,451
Capital One Bank, 4.25%, 2008                                             3,091,000                  3,029,109
Countrywide Home Loans, Inc., 5.5%, 2007                                    660,000                    660,036
Countrywide Home Loans, Inc., 4.125%, 2009                                4,400,000                  4,269,615
International Lease Finance Corp., 5%, 2010                               2,341,000                  2,322,616
                                                                                                --------------
                                                                                                $   12,261,827
--------------------------------------------------------------------------------------------------------------
Food & Beverages - 3.6%
--------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                $  4,790,000             $    4,663,261
Diageo Capital PLC, 5.125%, 2012                                          7,380,000                  7,322,598
Kraft Foods, Inc., 4%, 2008                                               3,600,000                  3,517,272
Miller Brewing Co., 4.25%, 2008 (n)                                       5,325,000                  5,223,947
                                                                                                --------------
                                                                                                $   20,727,078
--------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
--------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                 $  1,240,000             $    1,259,009
--------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
--------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                            $  2,600,000             $    2,553,145
--------------------------------------------------------------------------------------------------------------
Industrial - 0.1%
--------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                            $    710,000             $      722,410
--------------------------------------------------------------------------------------------------------------
Insurance - 1.6%
--------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                           $  2,500,000             $    2,461,740
Hartford Financial Services Group, Inc., 4.7%, 2007                       1,750,000                  1,738,833
John Hancock Global Funding II, 3.5%, 2009 (n)                            1,710,000                  1,650,540
Prudential Insurance Co., 7.65%, 2007 (n)                                 3,380,000                  3,434,939
                                                                                                --------------
                                                                                                $    9,286,052
--------------------------------------------------------------------------------------------------------------
Insurance - Health - 0.4%
--------------------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                               $  2,350,000             $    2,391,597
--------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.6%
--------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007 (n)                     $  2,305,000             $    2,303,472
Safeco Corp., 4.2%, 2008                                                  5,040,000                  4,964,360
St. Paul Cos., 8.125%, 2010                                               1,910,000                  2,080,383
                                                                                                --------------
                                                                                                $    9,348,215
--------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 3.6%
--------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A, 5.125%, 2011                                      $  3,780,000             $    3,804,203
KfW Bankengruppe, 3.25%, 2007                                             6,400,000                  6,296,115
KfW Bankengruppe, 4.875%, 2009                                            2,800,000                  2,798,645
KfW International Finance, Inc., 4.75%, 2007                              2,000,000                  1,996,312
Landesbank Baden-Wurttemberg, 5.125%, 2007                                1,000,000                    998,025
Province of Manitoba, 4.25%, 2006                                         5,020,000                  5,016,827
                                                                                                --------------
                                                                                                $   20,910,127
--------------------------------------------------------------------------------------------------------------
International Market Sovereign - 1.3%
--------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                         $  8,000,000             $    7,657,192
--------------------------------------------------------------------------------------------------------------
Major Banks - 7.1%
--------------------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                           $  5,066,000             $    5,519,306
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                      5,324,000                  5,578,402
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                 1,110,000                  1,131,314
Popular North America, Inc., 3.875%, 2008                                 3,000,000                  2,920,197
Popular North America, Inc., 4.7%, 2009                                   3,300,000                  3,238,201
Royal Bank of Scotland Group PLC, 9.118%, 2049                            4,527,000                  5,041,548
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                    7,367,000                  7,514,288
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049                     2,820,000                  2,844,836
Wachovia Corp., 6.4%, 2008                                                4,300,000                  4,370,808
Wachovia Corp., 6.3%, 2028                                                2,770,000                  2,810,118
                                                                                                --------------
                                                                                                $   40,969,018
--------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
--------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.64%, 2009 (z)                            $  2,300,000             $    2,299,915
--------------------------------------------------------------------------------------------------------------
Mortgage Backed - 12.1%
--------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                   $    278,327             $      286,287
Fannie Mae, 5.5%, 2016 - 2019                                             6,656,271                  6,678,956
Fannie Mae, 6%, 2017                                                      3,165,187                  3,217,573
Fannie Mae, 6.5%, 2017                                                      967,879                    988,560
Fannie Mae, 4.5%, 2018                                                    3,446,704                  3,341,679
Fannie Mae, 5%, 2018                                                      6,383,998                  6,301,782
Freddie Mac, 5.5%, 2017 - 2025                                           14,288,128                 14,300,632
Freddie Mac, 6%, 2017                                                     1,005,845                  1,021,265
Freddie Mac, 5%, 2018 - 2023                                             29,593,074                 29,285,821
Freddie Mac, 3%, 2021                                                     3,901,252                  3,841,807
Ginnie Mae, 7.5%, 2008 - 2011                                               309,581                    320,044
                                                                                                --------------
                                                                                                $   69,584,406
--------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
--------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                           $  3,800,000             $    3,735,601
Kinder Morgan Energy Partners LP, 5.35%, 2007                             4,380,000                  4,347,724
Kinder Morgan Finance, 5.35%, 2011                                        3,264,000                  3,187,825
                                                                                                --------------
                                                                                                $   11,271,150
--------------------------------------------------------------------------------------------------------------
Network & Telecom - 4.3%
--------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                 $  2,200,000             $    2,304,896
SBC Communications, Inc., 4.125%, 2009                                    5,830,000                  5,658,435
Telecom Italia Capital, 4%, 2008                                          4,100,000                  3,988,718
Telecom Italia Capital, 4%, 2010                                          1,100,000                  1,047,715
Telecom Italia Capital, 4.875%, 2010                                      2,227,000                  2,170,269
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                       2,850,000                  2,918,055
Telefonica Europe B.V., 7.75%, 2010                                       3,960,000                  4,285,057
TELUS Corp., 7.5%, 2007                                                   2,000,000                  2,022,914
                                                                                                --------------
                                                                                                $   24,396,059
--------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.4%
--------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012 (z)               $  1,700,000             $    1,687,624
Credit Suisse (USA), Inc., 4.875%, 2010                                   3,100,000                  3,068,423
DEPFA Bank PLC, 3.625%, 2008                                              6,100,000                  5,943,376
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (n)                           970,000                  1,001,084
Landsbanki Islands HF, FRN, 6.1%, 2009 (z)                                2,916,000                  2,916,609
Turanalem Finance B.V., 10%, 2007                                         2,725,000                  2,773,505
VTB Capital, FRN, 6.14%, 2007 (n)                                         2,001,000                  2,006,003
                                                                                                --------------
                                                                                                $   19,396,624
--------------------------------------------------------------------------------------------------------------
Real Estate - 3.0%
--------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                           $  3,290,000             $    3,389,519
EOP Operating LP, 4.65%, 2010                                             2,000,000                  1,945,730
Kimco Realty Corp., REIT, 7.5%, 2006                                      2,900,000                  2,900,261
Simon Property Group LP, REIT, 7.125%, 2009                               1,900,000                  1,973,160
Simon Property Group LP, REIT, 4.6%, 2010                                 2,258,000                  2,210,970
Vornado Realty Trust, REIT, 5.625%, 2007                                  4,800,000                  4,795,056
                                                                                                --------------
                                                                                                $   17,214,696
--------------------------------------------------------------------------------------------------------------
Retailers - 0.5%
--------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                                 $  2,937,000             $    2,958,913
--------------------------------------------------------------------------------------------------------------
Supermarkets - 0.9%
--------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                 $  3,110,000             $    3,164,783
Safeway, Inc., 4.95%, 2010                                                  984,000                    966,028
Safeway, Inc., 6.5%, 2011                                                 1,250,000                  1,294,041
                                                                                                --------------
                                                                                                $    5,424,852
--------------------------------------------------------------------------------------------------------------
Supranational - 0.3%
--------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                             $  1,550,000             $    1,558,060
--------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
--------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 7.75%, 2010                                     $  1,700,000             $    1,824,438
--------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
--------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                $  3,040,000             $    3,180,144
--------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.4%
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                   $  5,200,000             $    5,173,600
Freddie Mac, 4.875%, 2007                                                 4,100,000                  4,092,395
Small Business Administration, 5.1%, 2016                                 2,226,555                  2,232,093
Small Business Administration, 5.37%, 2016                                  998,000                  1,008,280
Small Business Administration, 5.94%, 2016                                1,490,000                  1,530,342
                                                                                                --------------
                                                                                                $   14,036,710
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.8%
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                          $     83,000             $       82,679
U.S. Treasury Notes, 6.125%, 2007 (f)                                     7,500,000                  7,563,870
U.S. Treasury Notes, 2.625%, 2008                                         2,990,000                  2,896,679
                                                                                                --------------
                                                                                                $   10,543,228
--------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.7%
--------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                          $  5,861,000             $    5,881,555
Dominion Resources, Inc., 5.687%, 2008                                    1,880,000                  1,887,951
Empresa Nacional de Electricidad S.A., 8.5%, 2009                         2,325,000                  2,477,236
Exelon Generation Co. LLC, 6.95%, 2011                                    2,700,000                  2,861,101
FirstEnergy Corp., 5.5%, 2006                                             1,971,000                  1,970,976
FPL Group Capital, Inc., 5.551%, 2008                                     3,927,900                  3,937,382
HQI Transelec Chile S.A., 7.875%, 2011                                    2,670,000                  2,843,822
MidAmerican Energy Holdings Co., 4.625%, 2007                             4,140,000                  4,113,574
MidAmerican Energy Holdings Co., 3.5%, 2008                               1,076,000                  1,047,865
Oncor Electric Delivery Co., 5%, 2007                                     3,826,000                  3,810,524
Pacific Gas & Electric Co., 3.6%, 2009                                    2,585,000                  2,495,169
Progress Energy, Inc., 6.05%, 2007                                        2,610,000                  2,618,905
Progress Energy, Inc., 7.1%, 2011                                         1,693,000                  1,812,817
TXU Energy Co., 6.125%, 2008                                              1,425,000                  1,437,633
Virginia Electric & Power Co., 5.375%, 2007                               1,250,000                  1,249,558
Virginia Electric & Power Co., 4.1%, 2008                                 4,100,000                  3,990,317
                                                                                                --------------
                                                                                                $   44,436,385
--------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $561,729,984)                                                     $  553,668,052
--------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.0%
--------------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES/PAR                  VALUE ($)
--------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 11/01/06,
at Amortized Cost and Value (y)                                        $ 17,192,000             $   17,192,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $578,921,984) (k)                                           $  570,860,052
--------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.6%                                                                3,537,980
--------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $  574,398,032
--------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2006
                                                                                                   UNREALIZED
                                                                                EXPIRATION        APPRECIATION
DESCRIPTION                                    CONTRACTS          VALUE            DATE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

U.S. Treasury Note 5 yr (Short)                   274          $28,924,125        Dec-06           $(122,818)

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $527,923,689 and 92.48% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,052,258, representing
    11.2% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                   ACQUISITION     ACQUISITION        CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                  DATE            COST         MARKET VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------

Bayview Commercial Asset Trust,
FRN, 0.8788%, 2036                                   5/16/06        $  969,082      $ 1,005,098
Bayview Commercial Asset Trust, FRN, 5.59%, 2036     2/23/06         2,250,494        2,250,482
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.12%, 2040                                     3/01/06         1,402,996        1,404,981
Bosphorus Financial Services Ltd.,
FRN, 7.205%, 2012                                    3/08/05         1,700,000        1,687,624
Brascan Real Estate, FRN, 6.9738%, 2040              9/14/04         1,526,000        1,526,153
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011                                         7/02/03         1,680,302        1,661,483
Cardinal Health, Inc., FRN, 5.64%, 2009              9/28/06         2,300,000        2,299,915
CPS Auto Receivables Trust, 2.89%, 2009              3/27/03           311,305          306,539
CPS Auto Receivables Trust, 3.5%, 2009               8/20/02            94,789           93,974
CPS Auto Receivables Trust, 3.52%, 2009              2/14/03            71,979           71,006
Landsbanki Islands HF, FRN, 6.1%, 2009               8/22/06         2,916,000        2,916,609
Putnam Structured Product Funding, CDO, FRN,
5.77%, 2008                                          9/23/03         1,871,186        1,871,168
TNK-BP Ltd., 6.875%, 2011                            7/13/06         2,050,915        2,108,361
--------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                         $19,203,393          3.3%
--------------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:
CDO  Collateralized Debt Obligation
FRN  Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $578,921,984)               $570,860,052
Cash                                                                   3,778,952
Receivable for fund shares sold                                          634,279
Interest and dividends receivable                                      5,287,637
------------------------------------------------------------------------------------------------------
Total assets                                                                              $580,560,920
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $377,253
Payable for daily variation margin on open futures contracts              81,344
Payable for investments purchased                                      3,778,034
Payable for fund shares reacquired                                     1,532,286
Payable to affiliates
  Management fee                                                           7,855
  Shareholder servicing costs                                             78,827
  Distribution and service fees                                           55,608
  Administrative services fee                                                598
  Program manager fees                                                        92
  Retirement plan administration and services fees                            15
Payable for independent trustees' compensation                            16,276
Accrued expenses and other liabilities                                   234,700
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $6,162,888
------------------------------------------------------------------------------------------------------
Net assets                                                                                $574,398,032
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $648,358,664
Unrealized appreciation (depreciation) on investments                 (8,184,750)
Accumulated net realized gain (loss) on investments                  (64,197,623)
Accumulated distributions in excess of net investment income          (1,578,259)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $574,398,032
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   89,637,963
------------------------------------------------------------------------------------------------------

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $277,701,327
  Shares outstanding                                                  43,264,391
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.42
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                 $6.58
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $82,972,168
  Shares outstanding                                                  12,979,589
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.39
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $65,587,159
  Shares outstanding                                                  10,228,607
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.41
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $137,154,455
  Shares outstanding                                                  21,452,714
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.39
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,851,801
  Shares outstanding                                                     444,086
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.42
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $260,195
  Shares outstanding                                                      40,715
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.39
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $133,121
  Shares outstanding                                                      20,838
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.39
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $554,470
  Shares outstanding                                                      86,411
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.42
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $433,060
  Shares outstanding                                                      67,486
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.42
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $53,086
  Shares outstanding                                                       8,271
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.42
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,339,364
  Shares outstanding                                                     520,529
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.42
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                 $6.58
------------------------------------------------------------------------------------------------------

Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $722,422
  Shares outstanding                                                     113,179
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.38
------------------------------------------------------------------------------------------------------

Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,635,404
  Shares outstanding                                                     411,147
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.41
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class
529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $15,243,545
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,247,944
  Distribution and service fees                                         1,064,072
  Program manager fees                                                      7,614
  Shareholder servicing costs                                             502,851
  Administrative services fee                                              61,277
  Retirement plan administration and services fees                          1,589
  Independent trustees' compensation                                       10,904
  Custodian fee                                                           150,611
  Shareholder communications                                               50,777
  Auditing fees                                                            22,109
  Legal fees                                                                7,987
  Miscellaneous                                                            79,655
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,207,390
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (37,007)
  Reduction of expenses by investment adviser and distributor            (473,188)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,697,195
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $12,546,350
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(1,371,112)
  Futures contracts                                                       (64,527)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $(1,435,639)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $6,071,693
  Futures contracts                                                      (439,555)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $5,632,138
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $4,196,499
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $16,742,849
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                     10/31/06                   4/30/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $12,546,350               $26,222,108
Net realized gain (loss) on investments                            (1,435,639)               (3,997,679)
Net unrealized gain (loss) on investments                           5,632,138                (6,534,607)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $16,742,849               $15,689,822
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(7,153,819)             $(15,873,387)
  Class B                                                          (1,782,389)               (4,345,303)
  Class C                                                          (1,391,903)               (3,512,376)
  Class I                                                          (3,113,122)               (5,173,448)
  Class R                                                             (61,341)                 (109,634)
  Class R1                                                             (4,427)                   (3,298)
  Class R2                                                             (2,702)                   (2,348)
  Class R3                                                             (8,375)                   (8,623)
  Class R4                                                             (7,244)                   (3,428)
  Class R5                                                             (1,211)                   (2,135)
  Class 529A                                                          (66,003)                  (88,680)
  Class 529B                                                          (12,422)                  (21,532)
  Class 529C                                                          (39,590)                  (58,744)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(13,644,548)             $(29,202,936)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(96,177,606)            $(151,457,311)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(93,079,305)            $(164,970,425)
-------------------------------------------------------------------------------------------------------

NET ASSETS:
-------------------------------------------------------------------------------------------------------
At beginning of period                                            667,477,337               832,447,762
At end of period (including accumulated distributions
in excess of net investment income of $1,578,259 and
$480,061, respectively)                                          $574,398,032              $667,477,337
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 4/30
                                             ENDED      -----------------------------------------------------------------------
CLASS A                                   10/31/06             2006            2005            2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                          $6.38            $6.50           $6.68           $6.87         $6.84         $6.86
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.14            $0.24           $0.22           $0.22         $0.27         $0.34
  Net realized and unrealized gain
  (loss) on investments                       0.05            (0.09)          (0.12)          (0.11)         0.10          0.03
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.19            $0.15           $0.10           $0.11         $0.37         $0.37
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.15)          $(0.27)         $(0.28)         $(0.30)       $(0.34)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $6.42            $6.38           $6.50           $6.68         $6.87         $6.84
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    2.96(n)          2.32            1.54            1.60          5.58          5.52
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)         0.84(a)          0.82            0.80            0.82          0.80          0.85
Expenses after expense reductions (f)         0.68(a)          0.67            0.65            0.75          0.75          0.80
Net investment income                         4.22(a)          3.74            3.39            3.31          3.92          5.02
Portfolio turnover                               8               25              35              43            53            53
Net assets at end of period
(000 omitted)                             $277,701         $345,689        $422,096        $509,115      $490,000      $293,435
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 4/30
                                             ENDED      -----------------------------------------------------------------------
CLASS B                                   10/31/06             2006            2005            2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                          $6.36            $6.47           $6.66           $6.84         $6.81         $6.83
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.11            $0.19           $0.17           $0.17         $0.21         $0.29
  Net realized and unrealized gain
  (loss) on investments                       0.04            (0.08)          (0.13)          (0.11)         0.11          0.03
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.15            $0.11           $0.04           $0.06         $0.32         $0.32
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.12)          $(0.22)         $(0.23)         $(0.24)       $(0.29)       $(0.34)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $6.39            $6.36           $6.47           $6.66         $6.84         $6.81
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    2.42(n)          1.69            0.60            0.95          4.76          4.73
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.60(a)          1.59            1.57            1.61          1.59          1.63
Expenses after expense reductions (f)         1.45(a)          1.44            1.42            1.54          1.54          1.58
Net investment income                         3.46(a)          2.97            2.62            2.53          3.14          4.25
Portfolio turnover                               8               25              35              43            53            53
Net assets at end of period
(000 omitted)                              $82,972         $103,406        $151,997        $198,356      $244,736      $120,535
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 4/30
                                               ENDED      ---------------------------------------------------------------------
CLASS C                                     10/31/06            2006            2005            2004          2003         2002
                                         (UNAUDITED)

Net asset value,
beginning of period                            $6.38           $6.49           $6.67           $6.86         $6.83        $6.85
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                    $0.11           $0.19           $0.17           $0.17         $0.20        $0.28
  Net realized and unrealized gain
  (loss) on investments                         0.04           (0.09)          (0.13)          (0.12)         0.11         0.03
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.15           $0.10           $0.04           $0.05         $0.31        $0.31
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.12)         $(0.21)         $(0.22)         $(0.24)       $(0.28)      $(0.33)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $6.41           $6.38           $6.49           $6.67         $6.86        $6.83
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      2.37(n)         1.61            0.67            0.73          4.68         4.64
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.69(a)         1.67            1.65            1.67          1.65         1.70
Expenses after expense reductions (f)           1.54(a)         1.52            1.50            1.60          1.60         1.65
Net investment income                           3.38(a)         2.89            2.55            2.45          3.01         4.12
Portfolio turnover                                 8              25              35              43            53           53
Net assets at end of period
(000 omitted)                                $65,587         $81,144        $140,467        $209,163      $203,259      $72,888
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 4/30
                                               ENDED      ---------------------------------------------------------------------
CLASS I                                     10/31/06             2006             2005          2004          2003         2002
                                         (UNAUDITED)

Net asset value,
beginning of period                            $6.36            $6.48            $6.66         $6.84         $6.82        $6.84
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                    $0.14            $0.25            $0.23         $0.23         $0.25        $0.35
  Net realized and unrealized gain
  (loss) on investments                         0.04            (0.09)           (0.12)        (0.10)         0.12         0.03
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.18            $0.16            $0.11         $0.13         $0.37        $0.38
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.15)          $(0.28)          $(0.29)       $(0.31)       $(0.35)      $(0.40)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $6.39            $6.36            $6.48         $6.66         $6.84        $6.82
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                         2.88(n)          2.46             1.68          1.89          5.59         5.70
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          0.68(a)          0.67             0.66          0.66          0.65         0.70
Expenses after expense reductions (f)           0.53(a)          0.52             0.51          0.59          0.60         0.65
Net investment income                           4.36(a)          3.90             3.53          3.45          3.81         5.17
Portfolio turnover                                 8               25               35            43            53           53
Net assets at end of period
(000 omitted)                               $137,154         $127,926         $110,059       $80,206       $29,075       $1,299
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                            YEARS ENDED 4/30
                                                       ENDED       ----------------------------------------------------------
CLASS R                                             10/31/06             2006            2005            2004         2003(i)
                                                 (UNAUDITED)

Net asset value, beginning of period                   $6.39            $6.50           $6.68           $6.87           $6.86
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.13            $0.23           $0.21           $0.21           $0.08
  Net realized and unrealized gain (loss) on
  investments                                           0.04            (0.09)          (0.13)          (0.12)           0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.17            $0.14           $0.08           $0.09           $0.11
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.14)          $(0.25)         $(0.26)         $(0.28)         $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $6.42            $6.39           $6.50           $6.68           $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 2.67(n)          2.22            1.28            1.34            1.65(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.18(a)          1.17            1.17            1.17            1.15(a)
Expenses after expense reductions (f)                   0.93(a)          0.92            0.92            1.00            1.00(a)
Net investment income                                   3.96(a)          3.50            3.14            3.06            3.33(a)
Portfolio turnover                                         8               25              35              43              53
Net assets at end of period (000 Omitted)             $2,852           $2,781          $2,649            $736             $85
-----------------------------------------------------------------------------------------------------------------------------

                                                                     SIX MONTHS              YEARS ENDED 4/30
                                                                          ENDED       -----------------------------
CLASS R1                                                               10/31/06              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                      $6.35             $6.47             $6.46
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.11             $0.18             $0.01
  Net realized and unrealized gain (loss) on investments                   0.05             (0.10)             0.02(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.16             $0.08             $0.03
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.12)           $(0.20)           $(0.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $6.39             $6.35             $6.47
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    2.48(n)           1.30              0.39(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.88(a)           1.87              2.07(a)
Expenses after expense reductions (f)                                      1.63(a)           1.66              1.92(a)
Net investment income                                                      3.27(a)           2.79              2.28(a)
Portfolio turnover                                                            8                25                35
Net assets at end of period (000 Omitted)                                  $260              $123               $50
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS               YEARS ENDED 4/30
                                                                          ENDED          --------------------------
CLASS R2                                                               10/31/06              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                      $6.35             $6.47             $6.46
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.12             $0.20             $0.01
  Net realized and unrealized gain (loss) on investments                   0.05             (0.10)             0.02(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.17             $0.10             $0.03
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.13)           $(0.22)           $(0.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $6.39             $6.35             $6.47
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    2.66(n)           1.63              0.42(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.58(a)           1.57              1.77(a)
Expenses after expense reductions (f)                                      1.28(a)           1.32              1.62(a)
Net investment income                                                      3.62(a)           3.16              2.65(a)
Portfolio turnover                                                            8                25                35
Net assets at end of period (000 Omitted)                                  $133              $120               $50
-------------------------------------------------------------------------------------------------------------------

                                                           SIX MONTHS                      YEARS ENDED 4/30
                                                                ENDED       -----------------------------------------------
CLASS R3                                                     10/31/06              2006              2005           2004(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                            $6.38             $6.50             $6.68             $6.77
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.12             $0.22             $0.19             $0.09
  Net realized and unrealized gain (loss) on
  investments                                                    0.05             (0.10)            (0.12)            (0.05)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.17             $0.12             $0.07             $0.04
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                   $(0.13)           $(0.24)           $(0.25)           $(0.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $6.42             $6.38             $6.50             $6.68
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          2.76(n)           1.87              1.03              0.58(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.43(a)           1.41              1.42              1.38(a)
Expenses after expense reductions (f)                            1.08(a)           1.09              1.17              1.21(a)
Net investment income                                            3.83(a)           3.36              2.88              2.70(a)
Portfolio turnover                                                  8                25                35                43
Net assets at end of period (000 Omitted)                        $554              $269              $156               $98
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS               YEARS ENDED 4/30
                                                                          ENDED           -------------------------
CLASS R4                                                               10/31/06              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                      $6.38             $6.50             $6.49
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.13             $0.22             $0.02
  Net realized and unrealized gain (loss) on investments                   0.05             (0.09)             0.01(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.18             $0.13             $0.03
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.14)           $(0.25)           $(0.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $6.42             $6.38             $6.50
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    2.83(n)           2.06              0.46(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.08(a)           1.07              1.27(a)
Expenses after expense reductions (f)                                      0.93(a)           0.92              1.12(a)
Net investment income                                                      3.98(a)           3.60              3.13(a)
Portfolio turnover                                                            8                25                35
Net assets at end of period (000 Omitted)                                  $433              $260               $50
-------------------------------------------------------------------------------------------------------------------

                                                                     SIX MONTHS              YEARS ENDED 4/30
                                                                          ENDED       -----------------------------
CLASS R5                                                               10/31/06              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                      $6.38             $6.50             $6.49
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.14             $0.24             $0.02
  Net realized and unrealized gain (loss) on investments                   0.05             (0.09)             0.01(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.19             $0.15             $0.03
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.15)           $(0.27)           $(0.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $6.42             $6.38             $6.50
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    2.99(n)           2.37              0.48(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     0.78(a)           0.77              0.97(a)
Expenses after expense reductions (f)                                      0.63(a)           0.62              0.82(a)
Net investment income                                                      4.27(a)           3.80              3.45(a)
Portfolio turnover                                                            8                25                35
Net assets at end of period (000 Omitted)                                   $53               $51               $50
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                            YEARS ENDED 4/30
                                                     ENDED       -----------------------------------------------------------
CLASS 529A                                        10/31/06            2006           2005             2004           2003(i)
                                               (UNAUDITED)

Net asset value, beginning of period                 $6.38           $6.50          $6.68            $6.87             $6.80
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.12           $0.22          $0.20            $0.20             $0.15
  Net realized and unrealized gain (loss) on
  investments                                         0.06           (0.09)         (0.12)           (0.11)             0.16
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.18           $0.13          $0.08            $0.09             $0.31
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.14)         $(0.25)        $(0.26)          $(0.28)           $(0.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.42           $6.38          $6.50            $6.68             $6.87
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.78(n)         1.96           1.18             1.28              4.58(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.28(a)         1.27           1.27             1.27              1.25(a)
Expenses after expense reductions (f)                 1.03(a)         1.02           1.02             1.10              1.10(a)
Net investment income                                 3.86(a)         3.41           3.03             2.97              3.23(a)
Portfolio turnover                                       8              25             35               43                53
Net assets at end of period (000 Omitted)           $3,339          $2,868         $2,300           $1,651            $1,011
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 4/30
                                                    ENDED       ------------------------------------------------------------
CLASS 529B                                       10/31/06             2006            2005              2004         2003(i)
                                              (UNAUDITED)

Net asset value, beginning of period                $6.35            $6.47           $6.65             $6.83           $6.77
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.10            $0.17           $0.15             $0.15           $0.13
  Net realized and unrealized gain (loss) on
  investments                                        0.04            (0.09)          (0.12)            (0.10)           0.13
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.14            $0.08           $0.03             $0.05           $0.26
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.11)          $(0.20)         $(0.21)           $(0.23)         $(0.20)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.38            $6.35           $6.47             $6.65           $6.83
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           2.30(n)          1.26            0.48              0.68            3.90(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.81(a)          1.86            1.84              1.89            1.90(a)
Expenses after expense reductions (f)                1.66(a)          1.71            1.69              1.82            1.85(a)
Net investment income                                3.24(a)          2.71            2.35              2.24            2.63(a)
Portfolio turnover                                      8               25              35                43              53
Net assets at end of period (000 Omitted)            $722             $682            $704              $718            $524
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED       ------------------------------------------------------------
CLASS 529C                                        10/31/06             2006            2005              2004         2003(i)
                                               (UNAUDITED)

Net asset value, beginning of period                 $6.38            $6.49           $6.67             $6.86           $6.79
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.10            $0.17           $0.15             $0.15           $0.12
  Net realized and unrealized gain (loss) on
  investments                                         0.04            (0.08)          (0.12)            (0.11)           0.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.14            $0.09           $0.03             $0.04           $0.27
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.11)          $(0.20)         $(0.21)           $(0.23)         $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.41            $6.38           $6.49             $6.67           $6.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.24(n)          1.35            0.42              0.52            4.00(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.93(a)          1.92            1.91              1.92            1.90(a)
Expenses after expense reductions (f)                 1.78(a)          1.77            1.76              1.85            1.85(a)
Net investment income                                 3.11(a)          2.66            2.29              2.22            2.51(a)
Portfolio turnover                                       8               25              35                43              53
Net assets at end of period (000 Omitted)           $2,635           $2,157          $1,820            $1,432            $734
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                        4/30/06         4/30/05

Ordinary income (including any short-term
capital gains) (a)                                  $29,202,936     $36,860,723

(a) Included in the fund's distributions from ordinary income for the year ended April 30, 2005 is $14,145 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                               $584,976,944
          --------------------------------------------------------------
          Gross appreciation                                    $698,066
          Gross depreciation                                 (14,814,958)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)        $(14,116,892)

          AS OF 4/30/06
          Undistributed ordinary income                        1,930,283
          Capital loss carryforwards                         (47,966,958)
          Post-October capital loss deferral                  (6,585,094)
          Other temporary differences                         (2,410,344)
          Net unrealized appreciation (depreciation)         (22,026,820)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          4/30/07                                            $(4,524,994)
          4/30/08                                             (4,772,473)
          4/30/09                                             (2,874,797)
          4/30/11                                             (8,907,285)
          4/30/12                                             (6,818,781)
          4/30/13                                            (11,561,084)
          4/30/14                                             (8,507,544)
          --------------------------------------------------------------
                                                            $(47,966,958)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2006, this waiver amounted to $467,979 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,341 and $167 for the six months ended October 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.15%            $235,185
Class B                             0.75%              0.25%              1.00%             0.91%             425,458
Class C                             0.75%              0.25%              1.00%             1.00%             373,795
Class R                             0.25%              0.25%              0.50%             0.40%               7,098
Class R1                            0.50%              0.25%              0.75%             0.75%                 908
Class R2                            0.25%              0.25%              0.50%             0.50%                 338
Class R3                            0.25%              0.25%              0.50%             0.40%                 994
Class R4                               --              0.25%              0.25%             0.25%                 416
Class 529A                          0.25%              0.25%              0.50%             0.25%               5,470
Class 529B                          0.75%              0.25%              1.00%             0.88%               3,034
Class 529C                          0.75%              0.25%              1.00%             1.00%              11,376
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,064,072

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2006 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A service fee is currently being waived under a written waiver arrangement through August 31, 2007. For the six months ended October 31, 2006, this waiver amounted to $1,563 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is currently in effect and the remaining portion of the Class B and Class 529B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class R and 0.10% of the Class R3 distribution fee is currently being waived under a written waiver arrangement through August 31, 2007. For the six months ended October 31, 2006, this waiver amounted to $1,619 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                       $616
              Class B                                   $141,258
              Class C                                     $2,829
              Class 529B                                     $--
              Class 529C                                     $15

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $3,906
              Class 529B                                     864
              Class 529C                                   2,844
              --------------------------------------------------
              Total Program Manager Fees                  $7,614

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2006, the fee was $296,143, which equated to 0.0950% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2006, these costs amounted to $115,512. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
October 31, 2006 was equivalent to an annual effective rate of 0.0197% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                   ANNUAL
                                                                                EFFECTIVE               TOTAL
                                                             FEE RATE             RATE(g)              AMOUNT

Class R1                                                        0.45%               0.35%                $546
Class R2                                                        0.40%               0.25%                 271
Class R3                                                        0.25%               0.15%                 497
Class R4                                                        0.15%               0.15%                 249
Class R5                                                        0.10%               0.10%                  26
-------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                 $1,589

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended October 31, 2006, this waiver amounted to $422 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $775. This amount is included in independent trustees' compensation for the six months ended October 31, 2006. The deferred liability for retirement benefits payable to certain retired independent trustees amounted to $14,840 at October 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2006, the fee paid to Tarantino LLC was $1,605. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,605, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                          $3,386,945      $28,700,845
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $42,185,815     $116,173,540
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                     10/31/06                          4/30/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    4,339,119       $27,702,066      14,723,093       $94,861,584
  Class B                                      318,409         2,023,540       1,525,257         9,800,819
  Class C                                      673,514         4,292,311       1,369,519         8,819,201
  Class I                                    1,417,658         9,020,441       2,511,344        16,146,646
  Class R                                       83,231           531,728         126,373           816,389
  Class R1                                      43,334           275,182          16,339           105,229
  Class R2                                       3,623            23,010          10,830            69,168
  Class R3                                      76,860           491,476          36,787           237,196
  Class R4                                      26,311           167,943          34,080           217,885
  Class R5                                          21               131              --                --
  Class 529A                                   142,399           907,398         256,856         1,649,035
  Class 529B                                     7,184            45,724           8,098            51,802
  Class 529C                                   137,852           879,535         174,448         1,121,570
-----------------------------------------------------------------------------------------------------------
                                             7,269,515       $46,360,485      20,793,024      $133,896,524

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      901,481        $5,760,635       1,952,407       $12,571,053
  Class B                                      203,989         1,297,905         494,971         3,175,692
  Class C                                      118,718           757,745         281,857         1,814,463
  Class I                                      489,123         3,112,816         806,946         5,173,255
  Class R                                        8,055            51,506          14,859            95,726
  Class R1                                         693             4,412             510             3,267
  Class R2                                         417             2,654             367             2,348
  Class R3                                       1,295             8,284           1,331             8,550
  Class R4                                       1,131             7,232             532             3,413
  Class R5                                         189             1,210             332             2,135
  Class 529A                                    10,301            65,839          13,677            87,971
  Class 529B                                     1,952            12,405           3,350            21,448
  Class 529C                                     6,177            39,435           9,090            58,422
-----------------------------------------------------------------------------------------------------------
                                             1,743,521       $11,122,078       3,580,229       $23,017,743

Shares reacquired
  Class A                                  (16,130,617)    $(102,930,446)    (27,456,168)    $(176,901,133)
  Class B                                   (3,807,269)      (24,205,032)     (9,231,319)      (59,248,303)
  Class C                                   (3,287,521)      (20,979,069)    (10,558,576)      (68,042,256)
  Class I                                     (572,855)       (3,640,260)       (196,823)       (1,259,758)
  Class R                                      (82,661)         (529,063)       (112,984)         (728,035)
  Class R1                                     (22,593)         (143,468)         (5,326)          (34,336)
  Class R2                                      (2,159)          (13,796)             --                --
  Class R3                                     (33,941)         (217,712)        (19,898)         (128,295)
  Class R4                                        (638)           (4,082)         (1,657)          (10,606)
  Class 529A                                   (81,722)         (521,645)       (175,003)       (1,127,743)
  Class 529B                                    (3,309)          (20,979)        (12,954)          (83,000)
  Class 529C                                   (71,227)         (454,617)       (125,531)         (808,113)
-----------------------------------------------------------------------------------------------------------
                                           (24,096,512)    $(153,660,169)    (47,896,239)    $(308,371,578)

Net change
  Class A                                  (10,890,017)     $(69,467,745)    (10,780,668)     $(69,468,496)
  Class B                                   (3,284,871)      (20,883,587)     (7,211,091)      (46,271,792)
  Class C                                   (2,495,289)      (15,929,013)     (8,907,200)      (57,408,592)
  Class I                                    1,333,926         8,492,997       3,121,467        20,060,143
  Class R                                        8,625            54,171          28,248           184,080
  Class R1                                      21,434           136,126          11,523            74,160
  Class R2                                       1,881            11,868          11,197            71,516
  Class R3                                      44,214           282,048          18,220           117,451
  Class R4                                      26,804           171,093          32,955           210,692
  Class R5                                         210             1,341             332             2,135
  Class 529A                                    70,978           451,592          95,530           609,263
  Class 529B                                     5,827            37,150          (1,506)           (9,750)
  Class 529C                                    72,802           464,353          58,007           371,879
-----------------------------------------------------------------------------------------------------------
                                           (15,083,476)     $(96,177,606)    (23,522,986)    $(151,457,311)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund was the owner of record of approximately 23% of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2006, the fund's commitment fee and interest expense were $2,021 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) SUBSEQUENT EVENT

On November 20, 2006, the fund acquired all of the assets and liabilities of MFS Government Limited Maturity Fund as of the close of business on November 17, 2006. The acquisition was accomplished by a tax-free exchange of 33,345,698 shares of the fund (valued at $213,722,879) for all of the assets and liabilities of MFS Government Limited Maturity Fund. MFS Government Limited Maturity Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Government Limited Maturity Fund's net assets on that date were $213,722,879, including $4,819,844 of unrealized depreciation, $5,943 of accumulated net investment loss, and $44,340,025 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $801,912,388.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                                    M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                Semiannual report

MFS(R) Municipal Limited Maturity Fund

LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    19
---------------------------------------------------------
STATEMENT OF OPERATIONS                                21
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    22
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          26
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          35
---------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                  39
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         39
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
               NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------


                                                                       10/31/06
                                                                       MTL-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Municipal Bonds                            98.8%
              Cash & Other Net Assets                     1.2%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             11.8%
              ------------------------------------------------
              State & Local Agencies                     10.6%
              ------------------------------------------------
              General Obligations - General Purpose      10.2%
              ------------------------------------------------
              Utilities - Municipal Owned                 8.6%
              ------------------------------------------------
              Water & Sewer Utility Revenue               8.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        57.2%
              ------------------------------------------------
              AA                                          9.8%
              ------------------------------------------------
              A                                          16.8%
              ------------------------------------------------
              BBB                                        16.1%
              ------------------------------------------------
              BB                                          0.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         3.4
              ------------------------------------------------
              Average Life (m)                        4.9 yrs.
              ------------------------------------------------
              Average Maturity (m                     7.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-2
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/06.

Percentages are based on net assets as of 10/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2006 through October 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
       Actual               0.72%     $1,000.00       $1,026.40        $3.68
   A   -------------------------------------------------------------------------
       Hypothetical (h)     0.72%     $1,000.00       $1,021.58        $3.67
--------------------------------------------------------------------------------
       Actual               1.48%     $1,000.00       $1,022.60        $7.55
   B   -------------------------------------------------------------------------
       Hypothetical (h)     1.48%     $1,000.00       $1,017.74        $7.53
--------------------------------------------------------------------------------
       Actual               1.58%     $1,000.00       $1,022.10        $8.05
   C   -------------------------------------------------------------------------
       Hypothetical (h)     1.58%     $1,000.00       $1,017.24        $8.03
--------------------------------------------------------------------------------
(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                SHARES/PAR              VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 6.6%
-----------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                                   $  1,000,000         $    1,091,970
Chicago, IL (O'Hare International Airport Rev.), "A-2", FSA,
5.25%, 2013                                                                            1,500,000              1,602,255
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                250,000                255,427
Dallas Fort Worth, TX, International Airport, "A", AMBAC,
6%, 2013                                                                               1,000,000              1,124,870
Delaware River Port Authority Pennsylvania & New Jersey
Refunding (Port District Project), "A", FSA, 5.25%, 2009                                 550,000                569,838
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006                            1,000,000              1,000,780
Houston, TX, Airport Systems Rev., "B", FGIC, 5.25%, 2015                              1,250,000              1,292,025
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                                       1,000,000              1,072,540
Massachusetts Port Authority Rev., "A", 5.25%, 2007                                      375,000                378,495
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                      175,000                187,789
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC,
5.25%, 2009                                                                              500,000                515,930
New York, NY, Industrial Development Agency (Terminal One Group
Assn.), 5.5%, 2014                                                                     1,000,000              1,089,300
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                                            500,000                503,750
Rhode Island Economic Development Corp. Airport Rev., "A",
FGIC, 5%, 2012                                                                           750,000                790,335
Richland Lexington, SC, Columbia Metropolitan Airport Rev.,
"A", FSA, 5%, 2009                                                                       200,000                205,930
                                                                                                         --------------
                                                                                                         $   11,681,234
-----------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.1%
-----------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                   $    500,000         $      508,325
Columbus, OH, 5.25%, 2011                                                                705,000                751,791
Commonwealth of Massachusetts Consolidated Loan, "A",
5%, 2016                                                                               1,000,000              1,084,930
Commonwealth of Massachusetts, "A", 6%, 2010 (c)                                         310,000                335,036
Du Page County, IL (ARS Jail Project), 5%, 2009                                          870,000                895,430
Hawaii, "CY", FSA, 5.25%, 2008                                                           500,000                510,290
Hawkins County, TN, AMBAC, 4.5%, 2008                                                    425,000                431,073
New York, NY, "A", 5.25%, 2012                                                           265,000                285,654
New York, NY, "B", 5.75%, 2011                                                           375,000                405,990
New York, NY, "C", 5.25%, 2009                                                           250,000                260,475
New York, NY, "G", 5.5%, 2009                                                            780,000                817,729
New York, NY, "K", 5%, 2010                                                              370,000                386,261
New York, NY, "N", 5%, 2013                                                            1,030,000              1,106,035
Oakland, CA, "A", FGIC, 5%, 2010                                                         820,000                857,900
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                    1,000,000              1,034,430
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                                 865,000                882,092
St. Clair County, IL, FGIC, 5.625%, 2012                                                 500,000                536,455
State of California, 5%, 2011                                                          2,250,000              2,376,472
State of California, 5%, 2012                                                          1,150,000              1,226,256
State of Tennessee, "A", FGIC, 5.25%, 2008                                               500,000                510,475
State of Washington, "B", FSA, 5%, 2008                                                  500,000                508,210
State of Wisconsin, 5.125%, 2011                                                         400,000                427,656
State of Wisconsin, "1", MBIA, 5%, 2017                                                  500,000                537,460
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                        500,000                530,970
Titus County, TX, Hospital District, FGIC, 5%, 2013                                      510,000                548,474
                                                                                                         --------------
                                                                                                         $   17,755,869
-----------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010 (c)                                        $    375,000         $      410,460
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                               500,000                533,760
Oak Ridge, TN, AMBAC, 5%, 2012                                                           300,000                315,978
Pittsburgh, PA, "N", FSA, 5.25%, 2015                                                  1,000,000              1,107,830
State of Mississippi, "I", ETM, 5.5%, 2006 (c)                                           250,000                250,000
State of Mississippi, ETM, 6.2%, 2008 (c)                                                420,000                431,693
                                                                                                         --------------
                                                                                                         $    3,049,721
-----------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.2%
-----------------------------------------------------------------------------------------------------------------------
Bastrop, TX, Independent School District Capital
Appreciation, "N", PSF, 0%, 2020                                                    $  1,000,000         $      538,080
Bloomington, MN, Independent School District, "B",
5.25%, 2010 (j)                                                                          500,000                525,020
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                       600,000                634,314
Clackamas County, OR, School District, 6%, 2010 (c)                                      315,000                341,186
Cook County, IL, Community Consolidated School, FSA, ETM,
0%, 2008 (c)                                                                             500,000                464,275
Deer Park, TX, Independent School District, PSF, 0%, 2009                              1,000,000                916,820
DeSoto, TX, Independent School District School Building, "N",
PSF, 0%, 2021                                                                          3,860,000              1,949,840
Ennis, TX, Independent School District Capital Appreciation,
"N", PSF, 0%, 2021                                                                     2,865,000              1,481,291
Fayette County, GA, School District, FSA, 0% to 2010,
4.15% to 2014                                                                            710,000                607,547
Fayette County, GA, School District, FSA, 0% to 2010,
4.35%, 2016                                                                              355,000                306,045
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                                      1,115,000              1,211,046
Florida Board of Education, Lottery Rev., "B", FGIC,
5.5%, 2010 (c)                                                                           150,000                161,377
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)                                      100,000                103,860
Midlothian, TX, Independent School District, "A",
PSF, 4.4%, 2007                                                                          700,000                701,540
Northside, TX, Independent School District, PSF, 5.5%, 2016                              850,000                911,438
Norwin, PA, School District, FGIC, 6%, 2010 (c)                                          250,000                268,425
Oconto Falls, WI, Public School District, "B",
FSA, 5.25%, 2007                                                                         500,000                502,735
Round Rock, TX, Independent School District,
PSF, 6.5%, 2010 (c)                                                                      500,000                551,075
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                           570,000                621,431
South Carolina, "A", 5.75%, 2007                                                         500,000                501,740
Tuscaloosa, AL, 5%, 2007                                                                 465,000                466,814
United Independent School District, TX, Capital Appreciation,
PSF, 0%, 2017                                                                            545,000                342,402
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)                              300,000                324,771
                                                                                                         --------------
                                                                                                         $   14,433,072
-----------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.6%
-----------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic
Healthcare West), "I", 4.95%, 2026                                                  $  3,000,000         $    3,164,010
California Statewide Community Development Authority (Kaiser
Permanente), "D", 4.35%, 2036                                                            600,000                601,368
Colorado Health Facilities Authority Rev. (Catholic Health
Initiatives), "A", 5%, 2008                                                              500,000                509,625
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2010                                                                        550,000                566,753
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2011                                                                        575,000                593,866
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                                 500,000                502,265
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                                    200,000                200,102
Illinois Health Facilities Authority Rev. (Children's Memorial
Hospital), "A", AMBAC, 5.75%, 2009 (c)                                                   250,000                266,225
Indiana Health Facility Financing Authority Rev. (Ascension
Health), "F", 5.5%, 2008                                                                 500,000                517,960
Indiana Health Facility Financing Authority Rev. (Holy Cross
Health Systems Corp.), MBIA, 5.375%, 2008                                              1,000,000              1,033,780
Iowa Finance Authority Health Care Facilities (Genesis Medical
Center), 6%, 2010                                                                        210,000                224,897
Joplin, MO, Industrial Development Authority, Health Facilities
Rev. (Freeman Health Systems), 5.5%, 2013                                                700,000                754,558
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health),
"A", 5.25%, 2009                                                                         750,000                773,182
Kentucky Economic Development Finance Authority (Norton
Healthcare), "A", ETM, 6.125%, 2010 (c)                                                   55,000                 57,792
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.125%, 2010                                                   105,000                109,577
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital
Assn.), 5.5%, 2009                                                                     1,000,000              1,031,920
Martin County, FL, Health Facilities Authority, Hospital Rev.
(Martin Memorial Medical Center), "B", 5.25%, 2008                                       800,000                818,856
Massachusetts Health & Educational Facilities Authority Rev.
(Baystate Medical Center), "F", 5%, 2009                                                 235,000                240,565
Massachusetts Health & Educational Facilities Authority Rev.
(Covenant Health System), 5%, 2007                                                        40,000                 40,222
Michigan Hospital Finance Authority Rev. (Genesys Health
System), "A", ETM, 5.5%, 2007 (c)                                                        750,000                763,650
Mississippi Hospital Equipment & Facilities Authority Rev.
(Southwest Mississippi Regional Medical Center), 5%, 2014                                500,000                520,380
New Hampshire Health & Education Facilities (Covenant Health),
5%, 2014                                                                               1,030,000              1,074,249
New Hampshire Health & Education Facilities (Exeter Hospital),
4.6%, 2007                                                                               395,000                396,454
Oklahoma Development Finance Authority (Unity Health Center),
5%, 2013                                                                                 875,000                925,181
Philadelphia, PA, Hospital & High Education (Children's
Hospital), "E", MBIA, 5%, 2032                                                           750,000                756,368
Rhode Island Health & Education Building, Hospital Financing
(Lifespan Obligated Group), 5.75%, 2010                                                  250,000                266,198
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007                              675,000                682,290
Springfield, TN, Health & Higher Educational Facilities
Hospital Rev. (Northcrest Medical Center), 5.25%, 2013                                   485,000                489,714
Steubenville, OH Hospital Rev. (Trinity Hospital), 5.7%, 2010                            220,000                235,035
Tyler, TX, Health Facilities Development Corp. (Mother Frances
Hospital), 5%, 2007                                                                      500,000                502,780
Waco, TX, Health Facilities Development Corp. (Ascension
Health), "A", 5.5%, 2009                                                                 250,000                263,238
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2012                                                           610,000                637,481
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2013                                                           645,000                676,792
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 5%, 2007                                                  260,000                262,129
                                                                                                         --------------
                                                                                                         $   20,459,462
-----------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), "B", 3.75%, 2034                                                         $    735,000         $      726,209
-----------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), "B-2", 4.75%, 2033                                                            $    330,000         $      331,584
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.),
4.6%, 2014                                                                               350,000                353,542
                                                                                                         --------------
                                                                                                         $      685,126
-----------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.9%
-----------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A",
4.95%, 2012                                                                         $    250,000         $      259,957
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.),
4.5%, 2013                                                                             1,000,000              1,009,020
New Jersey Economic Development Authority (Waste Management,
Inc.), "A", 5.3%, 2015                                                                 1,000,000              1,060,070
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033                           1,000,000                993,060
                                                                                                         --------------
                                                                                                         $    3,322,107
-----------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch),
5.1%, 2012                                                                          $    375,000         $      396,135
Corpus Christi, TX, Nueces County General Rev. (Union Pacific
Corp.), 5.35%, 2010                                                                      610,000                616,063
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.),
3.5%, 2011                                                                             1,000,000                995,890
Indianapolis, IN, Airport Authority Rev., Special Facilities
(FedEx Corp.), 5.1%, 2017                                                              1,320,000              1,405,246
Pennsylvania Economic Development Financing (Amtrak), "A",
6%, 2006                                                                                 100,000                100,000
Utah County, UT, Environmental Improvement Rev. (Marathon Oil),
5.05%, 2017                                                                              300,000                319,230
                                                                                                         --------------
                                                                                                         $    3,832,564
-----------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013                           $    750,000         $      789,750
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "B",
6.45%, 2012 (c)                                                                        1,500,000              1,701,090
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.25%, 2010                                      250,000                260,615
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.3%, 2012                                       570,000                603,157
                                                                                                         --------------
                                                                                                         $    3,354,612
-----------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.6%
-----------------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev.
(Domed Stadium), MBIA, 6%, 2011                                                     $  1,000,000         $    1,083,900
-----------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Dayton, "A", 4.75%, 2015                         $    700,000         $      714,427
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                              490,000                490,010
Illinois Development Finance Authority Rev. (Elgin School
District), FSA, 0%, 2010                                                                 500,000                444,455
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                                 685,000                719,976
Kentucky Property & Buildings Commerce Rev. (Project Number
69), "A", FSA, 5.5%, 2011                                                                500,000                541,970
                                                                                                         --------------
                                                                                                         $    2,910,838
-----------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing,
"II", 4.35%, 2007                                                                   $    140,000         $      140,244
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                                  500,000                514,690
                                                                                                         --------------
                                                                                                         $      654,934
-----------------------------------------------------------------------------------------------------------------------
Parking - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A",
FGIC, 5%, 2016                                                                      $    690,000         $      750,285
-----------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, School Board, "N", AMBAC, 5.5%, 2009                          $  1,245,000         $    1,298,722
Spokane, WA, Public Facilities District Hotel, "A", MBIA,
5.75%, 2012                                                                              425,000                463,543
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B,
4.75%, 2016                                                                              695,000                722,008
                                                                                                         --------------
                                                                                                         $    2,484,273
-----------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.5%
-----------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family
Program, "A-3", 7.25%, 2010                                                         $     45,000         $       45,450
Colorado Housing & Finance Authority Rev., Single Family
Program, "A-3", 6.3%, 2012                                                                55,000                 55,283
Colorado Housing & Finance Authority Rev., Single Family
Program, "B-3", 6.7%, 2016                                                                35,000                 35,190
Colorado Housing & Finance Authority Rev., Single Family
Program, "C-2", 8.4%, 2021                                                                30,000                 31,120
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                             230,000                234,531
Missouri Housing Development Commission, Single Family Mortgage
Rev. (Home Loan Program), "B", GNMA/FNMA, 6.05%, 2037                                    530,000                580,281
New Hampshire Housing Finance Authority, Single Family Rev.,
Mortgage Acquisition, "F", 3.7%, 2010                                                    455,000                447,788
Oklahoma Housing Finance Agency Single Family Rev., Mortgage
Homeownership, GNMA, 7.6%, 2015                                                           60,000                 61,126
South Dakota Housing Development Authority, Homeownership
Mortgage, "A", 4.15%, 2007                                                                15,000                 15,012
South Dakota Housing Development Authority, Homeownership
Mortgage, "D", 4.9%, 2008                                                                415,000                419,524
Tennessee Housing Development Agency (Homeownership Program),
5.65%, 2009                                                                            1,885,000              1,944,396
Wyoming Community Development Authority, Housing
Rev., "4", 5%, 2006                                                                      600,000                600,030
                                                                                                         --------------
                                                                                                         $    4,469,731
-----------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                       $    500,000         $      500,165
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Semass Systems), "B", MBIA, 5.625%, 2012                                           400,000                435,264
Niagara County, NY, Industrial Development Agency, Solid Waste
Disposal Rev. (American Ref-fuel), "C", 5.625%, 2024                                     300,000                322,308
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                    400,000                421,516
                                                                                                         --------------
                                                                                                         $    1,679,253
-----------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.4%
-----------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA,
5.25%, 2011                                                                         $  1,270,000         $    1,363,066
Puerto Rico Bank For Government Development, "B", 5%, 2007                             1,000,000              1,012,520
                                                                                                         --------------
                                                                                                         $    2,375,586
-----------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 10.5%
-----------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                               $  1,000,000         $    1,021,050
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)                             235,000                249,037
Columbia, SC, COP, Tourism Development Fee Pledge, "N", AMBAC,
5.25%, 2016                                                                            1,000,000              1,090,340
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA,
5%, 2010                                                                                 725,000                755,929
District of Columbia, COP, AMBAC, 5.25%, 2008                                          1,500,000              1,528,170
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B" Enhanced, 5.5%, 2007 (c)                                          1,120,000              1,133,306
Hamilton Heights School Building Corp. First Mortgage, "N",
FSA, 5%, 2014                                                                          1,875,000              2,027,794
Hampton, VA, Museum Rev., 5%, 2014                                                       760,000                806,390
Indiana Bond Bank Rev., "A", AMBAC, ETM, 5.3%, 2007 (c)                                  350,000                351,529
Mishawaka, IN, School Building, AMBAC, ETM, 4.5%, 2007 (c)                               320,000                320,637
New Albany, IN, Floyd County School Building (First Mortgage),
FGIC, ETM, 5.5%, 2007 (c)                                                                250,000                250,990
New Jersey Economic Development Authority, "A", MBIA,
5%, 2009                                                                                 500,000                518,745
New York Dormitory Authority Rev. (School Districts Financing
Program), "A", MBIA, 5.25%, 2009                                                       1,000,000              1,047,440
New York Tobacco Settlement Financing Corp., "A-1",
5.25%, 2012                                                                            1,000,000              1,000,840
New York Tobacco Settlement Financing Corp., "B-1",
5.25%, 2013                                                                            1,000,000              1,026,610
New York Urban Development Corp. Rev., "A", 5.125%, 2015                                 675,000                730,667
North Lawrence, IN., Multi-School Building Corp. (First
Mortgage), FSA, 5%, 2008                                                                 500,000                508,055
Ohio Building Authority (Adult Correctional Building), "A",
5.75%, 2008                                                                              425,000                437,742
Ohio Building Authority (Adult Correctional Building), "A",
FSA, 5%, 2009                                                                          1,290,000              1,333,731
Ohio Building Authority (State Facilities Administration
Building), "A", 5.375%, 2009 (c)                                                       1,000,000              1,059,900
Oregon Department of Administrative Services, "A",
AMBAC, 5.5%, 2008                                                                        500,000                513,920
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                                 250,000                253,210
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75%, 2011                                                             160,000                171,682
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2012                                                          85,000                 88,586
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2013                                                         215,000                224,737
                                                                                                         --------------
                                                                                                         $   18,451,037
-----------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Connecticut Higher Education Supplemental Loan Authority Rev.
(Family Education Loan Program), "A", MBIA, 4.125%, 2013                            $  1,000,000         $    1,012,480
Massachusetts Educational Financing Authority, "E", AMBAC,
4.5%, 2009                                                                                85,000                 85,604
                                                                                                         --------------
                                                                                                         $    1,098,084
-----------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                         $    250,000         $      257,490
Harris County-Houston, TX (Sport Capital Appreciation), "N",
MBIA, 0%, 2040                                                                           600,000                550,470
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.375%, 2015                                                                           2,730,000              2,960,467
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2013                                                                 200,000                211,966
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2014                                                                 250,000                266,280
                                                                                                         --------------
                                                                                                         $    4,246,673
-----------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation
Central, "A", AMBAC, 0%, 2006                                                       $  1,000,000         $      997,180
Dyer, IN, Redevelopment Authority, Economic Development Lease
Rent, CIFG, 5%, 2011                                                                     570,000                599,002
Louisiana Citizens Property, "B", AMBAC, 5.25%, 2014                                   1,000,000              1,095,360
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A",
4.125%, 2008                                                                             285,000                286,687
                                                                                                         --------------
                                                                                                         $    2,978,229
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%
-----------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds,
5.2%, 2008                                                                          $    450,000         $      459,157
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A", 5%, 2021                                                                610,000                612,635
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019                              160,000                160,104
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                          225,000                239,209
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019                                 685,000                714,530
                                                                                                         --------------
                                                                                                         $    2,185,635
-----------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                         $    235,000         $      243,996
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                               1,000,000              1,073,160
                                                                                                         --------------
                                                                                                         $    1,317,156
-----------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.6%
-----------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges Tuskegee University, "N", ASSD GTY,
5%, 2015                                                                            $  1,000,000         $    1,076,790
Illinois Educational Facilities Authority Rev. (Art Institute
Chicago), 3.35%, 2034                                                                  1,550,000              1,528,780
Illinois Educational Facilities Authority Rev. (Art Institute
Chicago), "A", 4.3%, 2030                                                                500,000                511,165
Massachusetts Development Finance Agency Rev. (Hampshire
College), 5.15%, 2014                                                                    150,000                155,514
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), "C", 5%, 2007                                                      475,000                477,365
Massachusetts Development Finance Agency Rev. (Western New
England College), ETM, 4%, 2008 (c)                                                      295,000                291,578
Massachusetts Health & Educational (Massachusetts Institute of
Technology), "K", 5.25%, 2012                                                            375,000                407,816
Southeast Missouri State University, System Facilities Rev.,
MBIA, 5.625%, 2010                                                                       250,000                266,850
Texas Public Finance Authority Rev., Southern University
Financing Systems, MBIA, 5%, 2007                                                        500,000                507,120
University of Arkansas Rev., Athletic Facility (Razorback
Stadium), FSA, 3.55%, 2021                                                               500,000                499,975
University of Texas, Permanent University Fund, "A", 5%, 2009                            580,000                600,700
                                                                                                         --------------
                                                                                                         $    6,323,653
-----------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.6%
-----------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                                $  1,000,000         $    1,078,460
-----------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
-----------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA,
5%, 2012                                                                            $    390,000         $      402,632
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                                               100,000                103,475
                                                                                                         --------------
                                                                                                         $      506,107
-----------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 4.3%
-----------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric), "A", FGIC, 3.5%, 2023                        $  1,000,000         $      999,700
California Statewide Communities Development Authority Poll
(Southern California Edison Co.), "A", XLCA, 4.1%, 2028                                  500,000                511,885
Chesapeake, VA, Industrial Development Authority Rev. (Virginia
Electric & Power Co.), 5.25%, 2008                                                       250,000                250,995
Clark County, NV, Pollution Control Rev. (Southern California
Edison Co.), 3.25%, 2031                                                                 500,000                488,565
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.),
"A", FGIC, 4%, 2032                                                                      695,000                696,042
Farmington, NM, Pollution Control Rev. (Southern California
Edison Co.), "A", FGIC, 3.55%, 2029                                                      535,000                531,421
Hillsborough County, FL, Industrial Development Authority,
Pollution Control Rev. (Tampa Electric Co.), 4%, 2025                                    500,000                499,395
Illinois Development Finance Authority, Pollution Control Rev.
(Commonwealth Edison Co.), "B", AMBAC, 4.4%, 2006                                        500,000                500,270
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas,
Inc., Project), 4.6%, 2017                                                               820,000                832,554
Madison, WI, Industrial Development Rev. (Madison Gas &
Electric Co.), "B", 4.875%, 2027                                                         420,000                438,955
New Hampshire Business Finance Authority, Pollution Control
Rev. (United Illuminating Co.), AMBAC, 3.65%, 2027                                     1,000,000                987,610
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion
Terminal Associates), 3.3%, 2033                                                         775,000                766,917
                                                                                                         --------------
                                                                                                         $    7,504,309
-----------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 8.5%
-----------------------------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC,
5.75%, 2006                                                                         $    325,000         $      325,530
California Department Water Resources, Power Supply Rev., "A",
5.5%, 2010                                                                               600,000                637,932
California Department Water Resources, Power Supply Rev., "A",
FSA, 5.25%, 2011                                                                       1,000,000              1,073,920
Clallam County, WA, Public Utilities District, Electric Rev.,
FSA, 5%, 2008                                                                            400,000                406,476
Clark County, WA, Public Utilities District 1,
AMBAC, 5.25%, 2008                                                                     1,380,000              1,406,234
Cowlitz County, WA, Public Utilities District 1, AMBAC, ETM,
5.25%, 2008 (c)                                                                          195,000                200,981
Cowlitz County, WA, Public Utilities District 1, Unrefunded,
AMBAC, 5.25%, 2008                                                                       305,000                314,028
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                500,000                556,280
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                       500,000                511,815
Energy Northwest, Washington, Wind Project Rev., MBIA,
5%, 2012                                                                                 560,000                598,618
Energy Northwest, Washington, Wind Project Rev., MBIA,
5%, 2013                                                                                 280,000                301,644
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                               500,000                531,930
Long Island Power Authority, NY, Electric Systems Rev., "A",
5%, 2009                                                                               1,100,000              1,137,004
Lower Colorado River Authority, TX, Rev., "A", MBIA, ETM,
5%, 2011 (c)                                                                              30,000                 31,793
Lower Colorado River Authority, TX, Rev., "N", MBIA, 5%, 2011                            470,000                496,889
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                           600,000                617,028
Massachusetts Development Finance Agency (Devens Electrical
Systems), 5.125%, 2011                                                                   160,000                162,962
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                   1,000,000              1,056,550
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010                           750,000                785,775
North Carolina Municipal Power Agency, Catawba Electric Rev.,
"A", 5.5%, 2013                                                                          500,000                541,135
Salt River, AZ, Agricultural Improvement (Salt River), "A",
5%, 2011                                                                                 500,000                528,390
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008                          1,000,000              1,033,530
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                            500,000                505,565
Southern California Public Power Authority (San Juan), "A",
FSA, 5.375%, 2012                                                                        595,000                648,758
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                  500,000                536,185
                                                                                                         --------------
                                                                                                         $   14,946,952
-----------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System
Rev., AMBAC, 4.5%, 2008                                                                $ 500,000         $      507,900
-----------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 8.2%
-----------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                               $    925,000         $      984,080
Atlanta, GA, Water & Waste Rev., "A", FGIC, 5.5%, 2014                                 1,235,000              1,378,581
Harrison County, MS, Wastewater Treatment Facilities, "A",
FGIC, 5.5%, 2011                                                                         400,000                429,480
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                                 1,485,000              1,634,079
Kansas, Development Finance Authority Rev., Water Pollution
Control Revolving Fund, 5%, 2008                                                         500,000                510,825
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                           750,000                806,677
Luzerne County, PA, Industrial Development Authority, Water
Facility Rev. (Pennsylvania-American Water Co.), AMBAC,
3.6%, 2033                                                                             1,000,000                989,070
Mississippi Development Bank Special Obligation, "N", AMBAC,
5%, 2015                                                                               1,000,000              1,092,400
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi
Project), FSA, 5%, 2013                                                                  540,000                581,958
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                  595,000                614,492
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                                   200,000                201,274
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev.,
FGIC, 5.25%, 2009                                                                        255,000                265,838
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                           475,000                485,683
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                       690,000                751,182
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007                             500,000                504,265
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                             1,000,000              1,079,920
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                     500,000                535,855
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                                    1,260,000              1,309,153
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                      300,000                314,898
                                                                                                         --------------
                                                                                                         $   14,469,710
-----------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $168,642,685)                                                    $  171,322,681
-----------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Petersburg, IN, Pollution Control Rev. (Indianapolis Power &
Light Co.), "B", 3.63%, due 11/01/06                                                $  2,000,000         $    2,000,000
State of Oregon, "73G", 3.59%, due 11/01/06                                              100,000                100,000
-----------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                     $    2,100,000
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $170,742,685) (k)                                                    $  173,422,681
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.5%                                                                         2,553,761
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                      $  175,976,442
-----------------------------------------------------------------------------------------------------------------------
(c) Refunded bond.
(j) Crossover refunded bond.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $171,322,681 and 98.79% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $490,010 representing 0.3% of net assets.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
COP       Certificate of Participation
ETM       Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
ASSD GTY  Assured Guaranty Insurance Co.
CIFG      CDC IXIS Financial Guaranty
FGIC      Financial Guaranty Insurance Co.
FNMA      Federal National Mortgage Assn.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
PSF       Permanent School Fund
Q-SBLF    Qualified School Board Loan Fund
XLCA      XL Capital Insurance Co.

SWAP AGREEMENTS AT 10/31/06
                                                                                                        UNREALIZED
                           NOTIONAL                             CASH FLOWS          CASH FLOWS         APPRECIATION
EXPIRATION                  AMOUNT           COUNTERPARTY       TO RECEIVE            TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
3/01/19                 USD  7,000,000      Merrill Lynch        7-Day BMA      3.976% (fixed rate)     $(160,173)
                                                                                                        ---------

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $170,742,685)               $173,422,681
Cash                                                                      83,394
Receivable for investments sold                                          640,063
Receivable for fund shares sold                                           90,774
Interest receivable                                                    2,480,854
------------------------------------------------------------------------------------------------------
Total assets                                                                              $176,717,766
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $133,520
Payable for fund shares reacquired                                       299,636
Unrealized depreciation on interest rate swap agreements                 160,173
Payable to affiliates
  Management fee                                                           2,407
  Shareholder servicing costs                                             25,548
  Distribution and service fees                                           14,098
  Administrative services fee                                                216
Payable for independent trustees' compensation                             9,304
Accrued expenses and other liabilities                                    96,422
------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $741,324
------------------------------------------------------------------------------------------------------
Net assets                                                                                $175,976,442
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $176,887,887
Unrealized appreciation (depreciation) on investments                  2,519,823
Accumulated net realized gain (loss) on investments                   (3,495,448)
Undistributed net investment income                                       64,180
------------------------------------------------------------------------------------------------------
Net assets                                                                                $175,976,442
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   22,734,725
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $126,292,074
  Shares outstanding                                                  16,314,831
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $7.74
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                 $7.94
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $18,870,431
  Shares outstanding                                                   2,441,422
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.73
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $30,813,937
  Shares outstanding                                                   3,978,472
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.75
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $3,893,588
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $382,381
  Distribution and service fees                                            366,043
  Shareholder servicing costs                                              147,303
  Administrative services fee                                               21,706
  Independent trustees' compensation                                         5,966
  Custodian fee                                                             44,094
  Shareholder communications                                                19,083
  Auditing fees                                                             20,890
  Legal fees                                                                 3,157
  Miscellaneous                                                             47,764
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,058,387
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (10,546)
  Reduction of expenses by investment adviser                             (143,886)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $903,955
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $2,989,633
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                $(255,446)
  Swap transactions                                                        (70,263)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $(325,709)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $2,269,248
  Swap transactions                                                       (366,162)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $1,903,086
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $1,577,377
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $4,567,010
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     10/31/06                  4/30/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $2,989,633               $6,845,630
Net realized gain (loss) on investments                              (325,709)                (515,263)
Net unrealized gain (loss) on investments                           1,903,086               (3,543,346)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $4,567,010               $2,787,021
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(2,133,474)             $(5,203,991)
  Class B                                                            (249,576)                (654,643)
  Class C                                                            (386,100)                (893,004)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(2,769,150)             $(6,751,638)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(34,901,165)            $(41,523,669)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(33,103,305)            $(45,488,286)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            209,079,747              254,568,033
At end of period (including undistributed net investment
income of $64,180 and accumulated distributions in excess of
net investment income of $156,303)                               $175,976,442             $209,079,747
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                         SIX MONTHS                                 YEARS ENDED 4/30
                                              ENDED      ----------------------------------------------------------------------
CLASS A                                    10/31/06             2006            2005            2004          2003         2002
                                        (UNAUDITED)

Net asset value,
beginning of period                           $7.66            $7.79           $7.83           $7.94         $7.69        $7.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.13            $0.24           $0.23           $0.22         $0.23        $0.26
  Net realized and unrealized gain
  (loss) on investments                        0.07            (0.13)          (0.04)          (0.11)         0.26         0.14
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.20            $0.11           $0.19           $0.11         $0.49        $0.40
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.12)          $(0.24)         $(0.23)         $(0.22)       $(0.24)      $(0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $7.74            $7.66           $7.79           $7.83         $7.94        $7.69
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     2.64(n)          1.40            2.45            1.35          6.43         5.41
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         0.87(a)          0.86            0.82            0.82          0.84         1.00
Expenses after expense reductions (f)          0.72(a)          0.71            0.67            0.71          0.74         0.85
Net investment income                          3.36(a)          3.11            3.00            2.73          2.90         3.45
Portfolio turnover                                6               13              17              18            12           15
Net assets at end of period
(000 Omitted)                              $126,292         $149,936        $177,889        $171,824      $165,598      $87,222
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                               YEARS ENDED 4/30
                                                  ENDED      ------------------------------------------------------------------
CLASS B                                        10/31/06            2006           2005           2004         2003         2002
                                            (UNAUDITED)

Net asset value, beginning of period              $7.65           $7.78          $7.82          $7.93        $7.68        $7.56
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.10           $0.18          $0.18          $0.15        $0.16        $0.20
  Net realized and unrealized gain (loss)
  on investments                                   0.07           (0.13)         (0.05)         (0.10)        0.27         0.15
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.17           $0.05          $0.13          $0.05        $0.43        $0.35
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.09)         $(0.18)        $(0.17)        $(0.16)      $(0.18)      $(0.23)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $7.73           $7.65          $7.78          $7.82        $7.93        $7.68
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         2.26(n)         0.66           1.65           0.58         5.61         4.65
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.63(a)         1.61           1.58           1.61         1.63         1.74
Expenses after expense reductions (f)              1.48(a)         1.46           1.43           1.50         1.53         1.59
Net investment income                              2.61(a)         2.36           2.25           1.94         2.10         2.70
Portfolio turnover                                    6              13             17             18           12           15
Net assets at end of period (000 Omitted)       $18,870         $23,575        $32,702        $41,733      $38,360      $15,104
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                               YEARS ENDED 4/30
                                                  ENDED      ------------------------------------------------------------------
CLASS C                                        10/31/06            2006           2005           2004         2003         2002
                                            (UNAUDITED)

Net asset value, beginning of period              $7.67           $7.80          $7.83          $7.94        $7.69        $7.58
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.10           $0.18          $0.17          $0.15        $0.16        $0.19
  Net realized and unrealized gain (loss)
  on investments                                   0.07           (0.14)         (0.04)         (0.11)        0.26         0.14
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.17           $0.04          $0.13          $0.04        $0.42        $0.33
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.09)         $(0.17)        $(0.16)        $(0.15)      $(0.17)      $(0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $7.75           $7.67          $7.80          $7.83        $7.94        $7.69
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         2.21(n)         0.54           1.71           0.49         5.52         4.38
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.73(a)         1.71           1.67           1.67         1.69         1.85
Expenses after expense reductions (f)              1.58(a)         1.56           1.52           1.56         1.59         1.70
Net investment income                              2.51(a)         2.26           2.21           1.87         2.02         2.52
Portfolio turnover                                    6              13             17             18           12           15
Net assets at end of period (000 Omitted)       $30,814         $35,569        $43,977        $55,263      $51,184      $19,388
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a)  Annualized.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(n)  Not annualized.
(r)  Certain expenses have been reduced without which performance would have been lower.
(s)  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)  Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest fluctuations.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended April 30, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                             4/30/06                4/30/05

Tax-exempt income         $6,751,638             $6,908,445

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                          $170,738,135
          ---------------------------------------------------------
          Gross appreciation                             $2,930,346
          Gross depreciation                               (245,800)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)     $2,684,546

          AS OF 4/30/06

          Undistributed tax-exempt income                  $355,060
          Capital loss carryforwards                     (2,752,296)
          Post-October capital loss deferral               (421,310)
          Other temporary differences                      (305,374)
          Net unrealized appreciation (depreciation)        414,615

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/08                                     $(383,520)
              4/30/09                                      (516,819)
              4/30/11                                      (159,222)
              4/30/12                                      (277,860)
              4/30/13                                      (789,744)
              4/30/14                                      (625,131)
-------------------------------------------------------------------
                                                        $(2,752,296)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2006, this waiver amounted to $143,393 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,756 for the six months ended October 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.15%            $102,319
Class B                             0.75%              0.25%              1.00%             0.90%              94,628
Class C                             0.75%              0.25%              1.00%             1.00%             169,096
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $366,043

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2006 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                         $0
              Class B                                    $43,513
              Class C                                     $1,163

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2006, the fee was $90,742, which equated to 0.0950% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2006, these costs amounted to $33,955. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.0227% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $212. This amount is included in independent trustees' compensation for the six months ended October 31, 2006. The deferred liability for retirement benefits payable to certain retired independent trustees amounted to $8,422 at October 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2006, the fee paid to Tarantino LLC was $493. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $493, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $10,767,646 and $42,513,653, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                SIX MONTHS ENDED                   YEAR ENDED
                                                    10/31/06                         4/30/06
                                            SHARES          AMOUNT           SHARES          AMOUNT
Shares sold
  Class A                                   1,389,185      $10,671,098       6,104,516      $47,257,249
  Class B                                      28,505          218,391         155,719        1,202,304
  Class C                                     181,165        1,391,736         671,442        5,210,773
--------------------------------------------------------------------------------------------------------
                                            1,598,855      $12,281,225       6,931,677      $53,670,326

Shares issued to shareholders in
reinvestment of distributions
  Class A                                     206,895       $1,590,867         508,658       $3,933,594
  Class B                                      18,951          145,533          47,060          363,434
  Class C                                      24,849          191,210          56,873          440,156
--------------------------------------------------------------------------------------------------------
                                              250,695       $1,927,610         612,591       $4,737,184

Shares reacquired
  Class A                                  (4,848,870)    $(37,176,129)     (9,873,897)    $(76,311,859)
  Class B                                    (687,223)      (5,268,996)     (1,324,049)     (10,229,791)
  Class C                                    (866,720)      (6,664,875)     (1,729,415)     (13,389,529)
--------------------------------------------------------------------------------------------------------
                                           (6,402,813)    $(49,110,000)    (12,927,361)    $(99,931,179)

Net change
  Class A                                  (3,252,790)    $(24,914,164)     (3,260,723)    $(25,121,016)
  Class B                                    (639,767)      (4,905,072)     (1,121,270)      (8,664,053)
  Class C                                    (660,706)      (5,081,929)     (1,001,100)      (7,738,600)
--------------------------------------------------------------------------------------------------------
                                           (4,553,263)    $(34,901,165)     (5,383,093)    $(41,523,669)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2006, the fund's commitment fee and interest expense were $629 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) CONCENTRATION OF CREDIT RISK

At October 31, 2006, 52.68% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.63% of total investments.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                                    M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                Semiannual report

MFS(R) Intermediate Investment Grade Bond Fund


LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     18
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 21
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     22
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    23
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           33
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           44
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   48
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          48
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
               NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/06
                                                                        IBF-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                            95.3%
              Cash & Other Net Assets                           4.7%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                            51.2%
              ------------------------------------------------------
              Asset-Backed Securities                          11.2%
              ------------------------------------------------------
              Mortgage-Backed Securities                        8.8%
              ------------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                        8.2%
              ------------------------------------------------------
              U.S. Government Agencies                          6.3%
              ------------------------------------------------------
              Non-U.S. Government Bonds                         4.3%
              ------------------------------------------------------
              Emerging Market Bonds                             2.7%
              ------------------------------------------------------
              Residential Mortgage-Backed Securities            1.5%
              ------------------------------------------------------
              High Yield Corporates                             1.1%
              ------------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                              41.6%
              ------------------------------------------------------
              AA                                                5.6%
              ------------------------------------------------------
              A                                                16.6%
              ------------------------------------------------------
              BBB                                              34.3%
              ------------------------------------------------------
              BB                                                0.6%
              ------------------------------------------------------
              B                                                 0.5%
              ------------------------------------------------------
              CCC                                               0.1%
              ------------------------------------------------------
              Not Rated                                         0.7%
              ------------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                               3.3
              ------------------------------------------------------
              Average Life (m)                              5.0 yrs.
              ------------------------------------------------------
              Average Maturity (m)                         13.7 yrs.
              ------------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                          A+
              ------------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                        A-1
              ------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/06.

Percentages are based on net assets as of 10/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2006 through October 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                     Beginning     Ending        Expenses
                         Annualized   Account      Account      Paid During
  Share                   Expense      Value        Value       Period (p)
  Class                    Ratio      5/01/06     10/31/06   5/01/06-10/31/06
------------------------------------------------------------------------------
         Actual            0.68%     $1,000.00    $1,038.10        $3.49
    A    ---------------------------------------------------------------------
         Hypothetical (h)  0.68%     $1,000.00    $1,021.78        $3.47
------------------------------------------------------------------------------
         Actual            1.52%     $1,000.00    $1,031.60        $7.78
    B    ---------------------------------------------------------------------
         Hypothetical (h)  1.52%     $1,000.00    $1,017.54        $7.73
------------------------------------------------------------------------------
         Actual            1.53%     $1,000.00    $1,033.70        $7.84
    C    ---------------------------------------------------------------------
         Hypothetical (h)  1.53%     $1,000.00    $1,017.49        $7.78
------------------------------------------------------------------------------
         Actual            0.53%     $1,000.00    $1,037.80        $2.72
    I    ---------------------------------------------------------------------
         Hypothetical (h)  0.53%     $1,000.00    $1,022.53        $2.70
------------------------------------------------------------------------------
         Actual            1.03%     $1,000.00    $1,035.20        $5.28
    R    ---------------------------------------------------------------------
         Hypothetical (h)  1.03%     $1,000.00    $1,020.01        $5.24
------------------------------------------------------------------------------
         Actual            1.62%     $1,000.00    $1,032.10        $8.30
   R1    ---------------------------------------------------------------------
         Hypothetical (h)  1.62%     $1,000.00    $1,017.04        $8.24
------------------------------------------------------------------------------
         Actual            1.28%     $1,000.00    $1,033.90        $6.56
   R2    ---------------------------------------------------------------------
         Hypothetical (h)  1.28%     $1,000.00    $1,018.75        $6.51
------------------------------------------------------------------------------
         Actual            1.17%     $1,000.00    $1,034.40        $6.00
   R3    ---------------------------------------------------------------------
         Hypothetical (h)  1.17%     $1,000.00    $1,019.31        $5.96
------------------------------------------------------------------------------
         Actual            0.93%     $1,000.00    $1,035.70        $4.77
   R4    ---------------------------------------------------------------------
         Hypothetical (h)  0.93%     $1,000.00    $1,020.52        $4.74
------------------------------------------------------------------------------
         Actual            0.63%     $1,000.00    $1,037.20        $3.23
   R5    ---------------------------------------------------------------------
         Hypothetical (h)  0.63%     $1,000.00    $1,022.03        $3.21
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.0%
---------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------------
Airlines - 0.1%
---------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                   $    294,028   $    278,562
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 20.9%
---------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                        $  1,313,644   $  1,314,293
Aesop Funding II LLC, 2.78%, 2007 (n)                                        400,000        398,930
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                      1,005,992      1,005,589
Banc of America Commercial Mortgage, Inc., FRN, 5.1815%, 2047              1,400,000      1,395,407
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                       1,518,374      1,521,374
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                       1,064,738      1,064,733
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                  6,176,763        566,120
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                     1,552,000      1,545,938
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                     1,668,000      1,638,810
Bayview Financial Revolving Mortgage Loan Trust, FRN,
6.12%, 2040 (z)                                                              734,717        735,756
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041            1,500,000      1,484,735
Brascan Real Estate, FRN, 6.9738%, 2040 (z)                                  418,000        418,042
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                254,094        251,249
Capital One Auto Finance Trust, 2.47%, 2010                                1,665,127      1,649,313
Capital One Auto Finance Trust, 3.18%, 2010                                  859,590        848,600
Centex Home Equity Loan Trust, FRN, 3.9%, 2024                                73,443         73,148
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.2255%, 2044                                                              1,810,000      1,811,855
Commercial Mortgage Acceptance Corp., 7.03%, 2031                            997,836      1,032,782
Commercial Mortgage Asset Trust, FRN, 0.884%, 2032 (i)(n)                  4,799,270        191,413
Commercial Mortgage Pass-Through Certificates, FRN,
5.51%, 2017 (n)                                                            1,500,000      1,500,127
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                     665,585        659,850
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036                    1,107,000      1,106,053
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                   3,720,000      3,743,531
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                   19,926         19,727
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                   38,119         37,535
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035             2,768,871      2,760,454
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                            77,968         78,045
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                      413,174        417,002
DLJ Commercial Mortgage Corp., 7.95%, 2010                                 1,000,000      1,094,084
E*TRADE RV & Marine Trust, 3.62%, 2018                                       912,000        878,711
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                  239,306        245,744
Falcon Franchise Loan LLC, FRN, 4.1596%, 2025 (i)(z)                         918,838        144,221
First Union National Bank Commercial Mortgage Trust, FRN,
0.9471%, 2043 (i)(n)                                                       7,777,552        261,001
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                          3,720,000      3,755,400
Gramercy Real Estate CDO Ltd., FRN, 5.6969%, 2035                          1,200,000      1,200,468
Holmes Financing PLC, FRN, 6.0938%, 2040                                     470,000        470,658
Household Automotive Trust, 3.44%, 2009                                      167,279        165,557
IKON Receivables Funding LLC, 3.27%, 2011                                     74,361         73,871
IMPAC CMB Trust, FRN, 5.69%, 2034                                            664,240        664,615
IMPAC CMB Trust, FRN, 5.78%, 2034                                            332,120        332,396
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                               1,382,822      1,385,237
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.865%, 2046                                                               2,195,695      2,158,723
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
4.936%, 2042                                                               1,731,853      1,688,245
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.3643%, 2043                                                              1,830,177      1,838,922
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2030                                                                  827,629        833,514
Lehman Brothers Commercial Conduit Mortgage Trust,
FRN, 0.489%, 2035 (i)                                                      6,517,406         94,731
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                         657,233        643,771
Merrill Lynch Mortgage Investors, Inc., FRN, 6.8814%, 2030                   170,000        172,601
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                   3,976,000      3,967,152
Merrill Lynch Mortgage Trust, FRN, 5.6603%, 2039                           2,367,000      2,419,768
Morgan Stanley ABS Capital I, FRN, 5.53%, 2035                               428,104        428,275
Morgan Stanley Capital I, Inc., FRN, 0.8743%, 2031 (i)(n)                  3,994,535         74,374
Mortgage Capital Funding, Inc., FRN, 0.708%, 2031 (i)                      1,644,552         14,293
Multi-Family Capital Access One, Inc., 6.65%, 2024                           502,586        511,853
Nationslink Funding Corp., 6.476%, 2030                                      395,623        401,290
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                      2,000,000      1,974,233
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                             800,467        791,308
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036            2,588,328      2,595,651
People's Choice Home Loan Securities Trust, FRN, 5.59%, 2035               1,737,413      1,738,127
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                  1,051,457      1,038,761
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008 (z)                 305,085        305,082
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034              2,100,000      2,052,533
Residential Asset Mortgage Products, Inc., FRN, 5.53%, 2035                2,367,551      2,369,340
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035            3,000,000      2,988,059
RMAC PLC, FRN, 5.59%, 2036 (n)                                               295,769        295,815
SLM Student Loan Trust, 2.99%, 2022 (n)                                    1,000,000        990,880
Structured Asset Securities Corp., FRN, 4.67%, 2035                        1,887,955      1,866,121
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                    1,993,687      1,994,382
Superannuation Members Home Loans Global Trust,
FRN, 5.5881%, 2029                                                         1,109,926      1,111,578
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2043                        136,895        137,029
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                   266,579        268,109
Timberstar Trust, 5.668%, 2036 (z)                                         1,100,000      1,118,327
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                      1,150,000      1,122,293
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                 1,150,000      1,132,511
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                 1,400,000      1,381,527
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                1,470,000      1,473,383
Washington Mutual, Inc., FRN, 3.177%, 2033                                   113,785        113,025
                                                                                       ------------
                                                                                       $ 84,047,960
---------------------------------------------------------------------------------------------------
Automotive - 2.0%
---------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 6.0188%, 2008              $  1,200,000   $  1,203,806
DaimlerChrysler Services North America LLC, 4.75%, 2008                      750,000        742,895
Ford Motor Credit Co., 5.8%, 2009                                          1,906,000      1,820,535
General Motors Acceptance Corp., 5.625%, 2009                              1,650,000      1,617,965
General Motors Corp., 7.2%, 2011                                             293,000        273,223
Johnson Controls, Inc., 5.25%, 2011                                        2,530,000      2,513,823
                                                                                       ------------
                                                                                       $  8,172,247
---------------------------------------------------------------------------------------------------
Broadcasting - 1.1%
---------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                 $    940,000   $    978,844
Clear Channel Communications, Inc., 4.625%, 2008                           1,030,000      1,017,519
Clear Channel Communications, Inc., 7.65%, 2010                            1,250,000      1,278,306
News America, Inc., 4.75%, 2010                                            1,000,000        985,263
                                                                                       ------------
                                                                                       $  4,259,932
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
---------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                $  1,199,000   $  1,170,544
Goldman Sachs Group, Inc., 5%, 2011                                          870,000        862,004
Goldman Sachs Group, Inc., 5.7%, 2012                                      1,650,000      1,681,063
Lehman Brothers E-Capital Trust I, FRN, 6.1725%, 2065                      1,098,000      1,105,419
Merrill Lynch & Co., Inc., 5.45%, 2014                                     1,500,000      1,507,700
Merrill Lynch & Co., Inc., 6.05%, 2016                                     2,000,000      2,076,910
Morgan Stanley Group, Inc., 4.75%, 2014                                    1,000,000        956,811
                                                                                       ------------
                                                                                       $  9,360,451
---------------------------------------------------------------------------------------------------
Building - 2.7%
---------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                              $  1,830,000   $  1,929,294
CRH America, Inc., 6.95%, 2012                                             1,250,000      1,326,434
Hanson PLC, 7.875%, 2010                                                   2,000,000      2,169,860
Hanson PLC, 6.125%, 2016                                                   1,330,000      1,354,036
Lafarge S.A., 6.15%, 2011                                                  2,030,000      2,083,968
Owens Corning, Inc., 6.5%, 2016 (z)                                        2,000,000      2,033,772
                                                                                       ------------
                                                                                       $ 10,897,364
---------------------------------------------------------------------------------------------------
Cable TV - 1.2%
---------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                         $      4,000   $      4,207
Comcast Corp., 5.85%, 2010                                                 1,000,000      1,017,432
Comcast Corp., 5.45%, 2010                                                   300,000        301,522
Comcast Corp., 5.85%, 2015                                                 1,000,000      1,005,685
Cox Communications, Inc., 4.625%, 2010                                       900,000        879,469
Cox Communications, Inc., 4.625%, 2013                                       600,000        560,081
TCI Communications, Inc., 9.8%, 2012                                         150,000        177,368
Time Warner Entertainment Co. LP, 7.25%, 2008                                750,000        774,065
                                                                                       ------------
                                                                                       $  4,719,829
---------------------------------------------------------------------------------------------------
Chemicals - 1.1%
---------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                         $  1,900,000   $  1,897,597
Yara International A.S.A., 5.25%, 2014 (n)                                 2,700,000      2,596,652
                                                                                       ------------
                                                                                       $  4,494,249
---------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
---------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                            $    525,000   $    556,987
---------------------------------------------------------------------------------------------------
Construction - 0.3%
---------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 5.25%, 2014                                          $  1,274,000   $  1,222,355
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
---------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                      $  2,144,000   $  2,104,600
---------------------------------------------------------------------------------------------------
Defense Electronics - 0.7%
---------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                             $    380,000   $    370,626
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                 2,260,000      2,344,630
Raytheon Co., 6.15%, 2008                                                     12,000         12,202
                                                                                       ------------
                                                                                       $  2,727,458
---------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
---------------------------------------------------------------------------------------------------
Export-Import Bank of Korea, 5.25%, 2014 (n)                            $    800,000   $    792,415
Gazprom, 9.125%, 2007                                                        800,000        812,880
Pemex Project Funding Master Trust, 7.375%, 2014                             375,000        411,563
                                                                                       ------------
                                                                                       $  2,016,858
---------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.5%
---------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                  $    750,000   $    813,750
State of Israel, 5.125%, 2014                                              1,000,000        978,378
                                                                                       ------------
                                                                                       $  1,792,128
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
---------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                   $  3,170,000   $  3,219,404
Ocean Energy, Inc., 4.375%, 2007                                              45,000         44,570
Ocean Energy, Inc., 7.25%, 2011                                            1,710,000      1,837,910
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020 (n)                2,000,000      1,929,880
                                                                                       ------------
                                                                                       $  7,031,764
---------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
---------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                     $    790,000   $    826,544
---------------------------------------------------------------------------------------------------
Entertainment - 0.0%
---------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                         $    100,000   $    106,162
---------------------------------------------------------------------------------------------------
Financial Institutions - 1.9%
---------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                      $  1,170,000   $  1,194,396
Capital One Bank, 4.25%, 2008                                                784,000        768,302
Countrywide Financial Corp., 6.25%, 2016                                   2,500,000      2,546,483
Countrywide Home Loans, Inc., 5.5%, 2007                                     240,000        240,013
Countrywide Home Loans, Inc., 4.125%, 2009                                 1,700,000      1,649,624
General Electric Capital Corp., 8.7%, 2007                                   133,000        134,357
Household Finance Corp., 7%, 2012                                            170,000        184,024
HSBC Finance Corp., 6.75%, 2011                                               20,000         21,235
International Lease Finance Corp., 5%, 2010                                  868,000        861,184
                                                                                       ------------
                                                                                       $  7,599,618
---------------------------------------------------------------------------------------------------
Food & Beverages - 2.9%
---------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                 $  2,810,000   $  2,735,650
Diageo Capital PLC, 5.5%, 2016                                             2,000,000      1,985,322
Diageo Finance B.V., 5.5%, 2013                                            3,000,000      3,012,816
General Mills, Inc., 6%, 2012                                                482,000        495,892
Kraft Foods, Inc., 4%, 2008                                                  850,000        830,467
Miller Brewing Co., 4.25%, 2008 (n)                                        2,750,000      2,697,813
                                                                                       ------------
                                                                                       $ 11,757,960
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
---------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                  $    840,000   $    852,877
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.1%
---------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                         $  1,845,000   $  1,930,994
Stora Enso Oyj, 6.404%, 2016 (n)                                           2,500,000      2,561,443
                                                                                       ------------
                                                                                       $  4,492,437
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
---------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7%, 2013                                   $    740,000   $    748,981
Carnival Corp., 3.75%, 2007                                                  500,000        490,990
Harrah's Operating Co., Inc., 5.375%, 2013                                   500,000        430,411
MGM Mirage, Inc., 8.5%, 2010                                                   3,000          3,176
                                                                                       ------------
                                                                                       $  1,673,558
---------------------------------------------------------------------------------------------------
Industrial - 0.1%
---------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                             $    460,000   $    468,040
---------------------------------------------------------------------------------------------------
Insurance - 1.5%
---------------------------------------------------------------------------------------------------
American International Group, 4.25%, 2013                               $    750,000   $    706,642
ASIF Global Financing XVIII, 3.85%, 2007 (n)                               1,000,000        984,696
Hartford Financial Services Group, Inc., 4.7%, 2007                          150,000        149,043
ING Groep N.V., 5.775% to 2015, FRN to 2049                                2,285,000      2,274,804
John Hancock Global Funding II, 3.5%, 2009 (n)                             1,250,000      1,206,535
MetLife, Inc., 5.375%, 2012                                                  300,000        302,627
Prudential Insurance Co., 7.65%, 2007 (n)                                    335,000        340,445
                                                                                       ------------
                                                                                       $  5,964,792
---------------------------------------------------------------------------------------------------
Insurance - Health - 0.4%
---------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                                $  1,520,000   $  1,546,906
---------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.1%
---------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007 (n)                      $    375,000   $    374,751
AXIS Capital Holdings Ltd., 5.75%, 2014                                    1,970,000      1,962,609
Fund American Cos., Inc., 5.875%, 2013                                     1,249,000      1,248,687
Safeco Corp., 4.2%, 2008                                                     930,000        916,043
                                                                                       ------------
                                                                                       $  4,502,090
---------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 3.6%
---------------------------------------------------------------------------------------------------
Eksportfinans A.S.A, 5.125%, 2011                                       $  2,600,000   $  2,616,648
Hydro-Quebec, 6.3%, 2011                                                     265,000        278,044
KfW Bankengruppe, 3.25%, 2007                                              1,600,000      1,574,029
KfW Bankengruppe, 4.625%, 2008                                             2,391,000      2,373,017
KfW Bankengruppe, 5.25%, 2009                                              4,900,000      4,940,087
KfW Bankengruppe, 4.875%, 2009                                             1,900,000      1,899,080
Landesbank Baden-Wurttemberg, 5.125%, 2007                                   300,000        299,408
Province of Manitoba, 4.25%, 2006                                            475,000        474,700
                                                                                       ------------
                                                                                       $ 14,455,013
---------------------------------------------------------------------------------------------------
International Market Sovereign - 0.5%
---------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                          $  2,000,000   $  1,914,298
---------------------------------------------------------------------------------------------------
Major Banks - 5.9%
---------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                            $  2,165,000   $  2,358,724
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                          1,170,000      1,318,433
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                               2,000,000      1,907,380
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                 1,135,000      1,229,992
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                   1,750,000      1,783,380
JPMorgan Chase & Co., 5.125%, 2014                                         1,500,000      1,473,396
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                       2,005,000      2,100,807
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                    550,000        560,561
Popular North America, Inc., 3.875%, 2008                                    750,000        730,049
Popular North America, Inc., 4.7%, 2009                                    1,200,000      1,177,528
Royal Bank of Scotland Group PLC, 9.118%, 2049                             2,370,000      2,639,379
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                     1,844,000      1,880,867
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049 (n)                                                              717,000        810,264
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                      2,600,000      2,622,898
Wachovia Corp., 6.3%, 2008                                                   700,000        710,138
Wachovia Corp., 7.8%, 2010                                                   250,000        271,248
Wells Fargo Bank NA, 6.45%, 2011                                             200,000        209,828
                                                                                       ------------
                                                                                       $ 23,784,872
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
---------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.64%, 2009 (z)                             $  1,600,000   $  1,599,941
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
---------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)               $    250,000   $    261,706
---------------------------------------------------------------------------------------------------
Mortgage Backed - 8.7%
---------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                $     71,000   $     71,278
Fannie Mae, 6.022%, 2010                                                   3,500,000      3,626,880
Fannie Mae, 4.505%, 2011                                                   2,541,428      2,488,960
Fannie Mae, 4.845%, 2013                                                     761,025        747,290
Fannie Mae, 5.37%, 2013                                                    1,172,807      1,182,978
Fannie Mae, 4.667%, 2014                                                     933,337        911,457
Fannie Mae, 4.848%, 2014                                                   1,437,778      1,417,964
Fannie Mae, 5.412%, 2014                                                     869,088        888,676
Fannie Mae, 4.62%, 2015                                                      487,823        472,759
Fannie Mae, 4.925%, 2015                                                   1,078,203      1,067,289
Fannie Mae, 7%, 2015                                                           1,378          1,417
Fannie Mae, 5.5%, 2016 - 2033                                                926,440        926,465
Fannie Mae, 6%, 2017                                                         139,116        141,419
Fannie Mae, 6.5%, 2017                                                        82,961         84,734
Fannie Mae, 4.5%, 2018                                                       783,342        759,472
Fannie Mae, 5%, 2018                                                       1,443,339      1,424,751
Freddie Mac, 5.5%, 2017 - 2034                                             4,009,836      3,986,497
Freddie Mac, 6%, 2017                                                         85,817         87,132
Freddie Mac, 5%, 2018 - 2024                                              13,617,608     13,471,435
Freddie Mac, 3%, 2021                                                        994,437        979,284
Ginnie Mae, 6%, 2034                                                         353,556        358,721
                                                                                       ------------
                                                                                       $ 35,096,858
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
---------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                        $    750,000   $    837,461
Enterprise Products Partners LP, 4.95%, 2010                               1,700,000      1,671,190
Kinder Morgan Energy Partners LP, 5.35%, 2007                                120,000        119,116
Kinder Morgan Energy Partners LP, 6.75%, 2011                                110,000        114,960
Kinder Morgan Finance, 5.35%, 2011                                         1,596,000      1,558,753
Kinder Morgan, Inc., 6.8%, 2008                                            1,000,000      1,016,364
                                                                                       ------------
                                                                                       $  5,317,844
---------------------------------------------------------------------------------------------------
Network & Telecom - 2.9%
---------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                  $  2,000,000   $  1,948,336
Deutsche Telekom International Finance B.V., 5.25%, 2013                     200,000        195,691
France Telecom S.A., 7.75%, 2011                                             300,000        329,543
GTE Corp., 7.51%, 2009                                                       600,000        628,608
Telecom Italia Capital, 4%, 2010                                           1,000,000        952,468
Telecom Italia Capital, 4.875%, 2010                                       1,023,000        996,940
Telecom Italia Capital, 5.25%, 2013                                        1,500,000      1,434,689
Telefonica Europe B.V., 7.75%, 2010                                        2,130,000      2,304,841
TELUS Corp., 7.5%, 2007                                                      850,000        859,738
Verizon New York, Inc., 6.875%, 2012                                       1,875,000      1,956,923
                                                                                       ------------
                                                                                       $ 11,607,777
---------------------------------------------------------------------------------------------------
Oil Services - 0.3%
---------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                             $  1,100,000   $  1,107,645
---------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.6%
---------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)         $    750,000   $    755,625
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012 (z)                     600,000        595,632
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
FRN to 2049 (n)                                                            1,209,000      1,161,475
Citigroup, Inc., 5%, 2014                                                    324,000        316,470
Credit Suisse (USA), Inc., 4.875%, 2010                                    2,000,000      1,979,628
DEPFA Bank PLC, 3.625%, 2008                                               1,250,000      1,217,905
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (n)                            570,000        588,266
Kazkommerts International B.V., 8.5%, 2013 (n)                               752,000        800,880
Landsbanki Islands HF, FRN, 6.1%, 2009 (z)                                 1,915,000      1,915,400
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                              1,017,000      1,029,667
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                            1,978,000      1,908,513
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                           1,453,000      1,423,279
Turanalem Finance B.V., 10%, 2007                                            550,000        559,790
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                 3,000,000      3,118,854
UFJ Finance Aruba AEC, 6.75%, 2013                                           980,000      1,049,975
                                                                                       ------------
                                                                                       $ 18,421,359
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.6%
---------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016 (n)                                         $  4,000,000   $  4,057,804
Teva Pharmaceutical Finance LLC, 5.55%, 2016                               1,463,000      1,440,249
Wyeth, 5.5%, 2013                                                          1,000,000      1,006,801
                                                                                       ------------
                                                                                       $  6,504,854
---------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
---------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                    $    250,000   $    261,471
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
---------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                       $  1,000,000   $  1,036,421
---------------------------------------------------------------------------------------------------
Real Estate - 2.4%
---------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                            $    885,000   $    911,770
EOP Operating LP, 4.65%, 2010                                              2,000,000      1,945,730
Kimco Realty Corp., REIT, 7.5%, 2006                                         300,000        300,027
Kimco Realty Corp., REIT, 6%, 2012                                         1,649,000      1,705,828
Simon Property Group LP, REIT, 6.375%, 2007                                  125,000        126,063
Simon Property Group LP, REIT, 7.125%, 2009                                1,100,000      1,142,350
Simon Property Group LP, REIT, 4.6%, 2010                                    909,000        890,067
Simon Property Group LP, REIT, 6.1%, 2016                                  1,000,000      1,042,035
Vornado Realty Trust, REIT, 5.625%, 2007                                     730,000        729,248
Vornado Realty Trust, REIT, 4.5%, 2009                                     1,000,000        974,440
                                                                                       ------------
                                                                                       $  9,767,558
---------------------------------------------------------------------------------------------------
Retailers - 1.7%
---------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                            $  4,000,000   $  3,993,876
Limited Brands, Inc., 5.25%, 2014                                          1,500,000      1,426,635
May Department Stores Co., 5.95%, 2008                                     1,406,000      1,416,490
                                                                                       ------------
                                                                                       $  6,837,001
---------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
---------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                  $    815,000   $    829,356
Safeway, Inc., 4.95%, 2010                                                   486,000        477,124
Safeway, Inc., 6.5%, 2011                                                    630,000        652,197
                                                                                       ------------
                                                                                       $  1,958,677
---------------------------------------------------------------------------------------------------
Supranational - 0.6%
---------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                 $  2,000,000   $  1,937,126
Corporacion Andina de Fomento, 7.25%, 2007                                   425,000        427,210
Corporacion Andina de Fomento, 6.875%, 2012                                  200,000        213,014
                                                                                       ------------
                                                                                       $  2,577,350
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
---------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                      $  1,000,000   $  1,077,812
Vodafone Airtouch PLC, 7.75%, 2010                                         1,000,000      1,073,199
                                                                                       ------------
                                                                                       $  2,151,011
---------------------------------------------------------------------------------------------------
Tobacco - 0.5%
---------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                            $    568,000   $    622,464
Philip Morris Capital Corp., 7.5%, 2009                                    1,300,000      1,359,930
Reynolds American, Inc., 7.25%, 2012 (n)                                     125,000        129,862
                                                                                       ------------
                                                                                       $  2,112,256
---------------------------------------------------------------------------------------------------
Transportation - Services - 0.0%
---------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                $    100,000   $    120,305
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.1%
---------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                  $    658,000   $    636,878
Aid-Israel, 6.6%, 2008                                                         6,086          6,111
Fannie Mae, 7.25%, 2010                                                    2,425,000      2,594,136
Fannie Mae, 5.25%, 2012                                                    1,000,000      1,007,185
Fannie Mae, 6.125%, 2012                                                     315,000        333,146
Federal Home Loan Bank, 5.25%, 2014                                        6,000,000      6,109,050
Freddie Mac, 4.125%, 2010                                                  3,110,000      3,032,903
Freddie Mac, 6.875%, 2010                                                  1,038,000      1,110,659
Freddie Mac, 5.125%, 2012                                                  2,000,000      2,021,898
Small Business Administration, 5.37%, 2016                                   767,000        774,901
Small Business Administration, 5.94%, 2016                                   880,000        903,826
Small Business Administration, 4.93%, 2024                                   833,966        823,646
Small Business Administration, 5.18%, 2024                                 2,643,103      2,643,897
Small Business Administration, 4.76%, 2025                                 1,664,727      1,618,168
Small Business Administration, 5.39%, 2025                                 1,109,490      1,118,491
                                                                                       ------------
                                                                                       $ 24,734,895
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.7%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                         $  2,759,000   $  2,916,782
U.S. Treasury Notes, 3%, 2006                                                947,000        943,338
U.S. Treasury Notes, 4.875%, 2008                                            600,000        600,820
U.S. Treasury Notes, 4.25%, 2013 (f)                                       2,500,000      2,451,563
                                                                                       ------------
                                                                                       $  6,912,503
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.1%
---------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                   $    225,000   $    254,158
Constellation Energy Group, Inc., 6.35%, 2007                              2,330,000      2,338,171
Dominion Resources, Inc., 5.687%, 2008                                     2,120,000      2,128,965
Duke Capital LLC, 6.25%, 2013                                              1,000,000      1,036,855
Empresa Nacional de Electricidad S.A., 8.35%, 2013                           273,000        309,119
Exelon Generation Co. LLC, 6.95%, 2011                                     2,225,000      2,357,759
FirstEnergy Corp., 5.5%, 2006                                                360,000        359,996
FirstEnergy Corp., 6.45%, 2011                                             1,540,000      1,611,228
FPL Group Capital, Inc., 5.551%, 2008                                      1,868,200      1,872,710
HQI Transelec Chile S.A., 7.875%, 2011                                     1,185,000      1,262,146
MidAmerican Energy Holdings Co., 4.625%, 2007                                310,000        308,021
MidAmerican Energy Holdings Co., 3.5%, 2008                                  119,000        115,888
National Grid PLC, 6.3%, 2016                                              2,000,000      2,082,790
Oncor Electric Delivery Co., 5%, 2007                                        325,000        323,685
Pacific Gas & Electric Co., 3.6%, 2009                                       607,000        585,906
Progress Energy, Inc., 6.05%, 2007                                           610,000        612,081
Progress Energy, Inc., 7.1%, 2011                                            900,000        963,695
Progress Energy, Inc., 5.625%, 2016                                        1,264,000      1,267,211
System Energy Resources, Inc., 5.129%, 2014 (n)                              856,620        838,022
TXU Energy Co., 6.125%, 2008                                                 375,000        378,324
TXU Energy Co., 7%, 2013                                                   1,745,000      1,838,118
Virginia Electric & Power Co., 5.375%, 2007                                  363,000        362,871
Virginia Electric & Power Co., 4.1%, 2008                                  1,226,000      1,193,202
                                                                                       ------------
                                                                                       $ 24,400,921
---------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $390,144,358)                                            $386,416,264
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 11/01/06,
at Amortized Cost and Value (y)                                         $ 13,225,000   $ 13,225,000
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $403,369,358) (k)                                  $399,641,264
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.7%                                                     2,972,872
---------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                    $402,614,136
---------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $374,479,705 and 93.70% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,505,623, representing 13.3% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                   ACQUISITION     ACQUISITION      CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                  DATE            COST       MARKET VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust,
FRN, 0.8788%, 2036                                   5/16/06          $  545,834     $   566,120
Bayview Commercial Asset Trust, FRN, 5.59%, 2036     2/23/06           1,064,738       1,064,733
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.12%, 2040                                     3/01/06             734,717         735,756
Bosphorus Financial Services Ltd.,
FRN, 7.205%, 2012                                    3/08/05             600,000         595,632
Brascan Real Estate, FRN, 6.9738%, 2040              9/14/04             418,000         418,042
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011                                         7/02/03             254,094         251,249
Cardinal Health, Inc., FRN, 5.64%, 2009              9/28/06           1,600,000       1,599,941
CPS Auto Receivables Trust, 2.89%, 2009              3/27/03              38,119          37,535
CPS Auto Receivables Trust, 3.52%, 2009              2/14/03              19,997          19,727
Falcon Franchise Loan LLC, FRN,
4.1596%, 2025                                        1/29/03             174,545         144,221
Landsbanki Islands HF, FRN, 6.1%, 2009               8/22/06           1,915,000       1,915,400
Owens Corning, Inc., 6.5%, 2016                     10/26/06           1,994,680       2,033,772
Putnam Structured Product Funding, CDO, FRN,
5.77%, 2008                                          9/23/03             305,085         305,082
Timberstar Trust, 5.668%, 2036                      10/13/06           1,100,000       1,118,327
------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                          $10,805,537       2.7%
------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2006:
                                                                                                   UNREALIZED
                                                                                EXPIRATION        APPRECIATION
DESCRIPTION                                    CONTRACTS          VALUE            DATE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 year (Short)                  30          $ 3,166,875        Dec-06           $(22,511)
U.S. Treasury Note 10 year (Short)                104           11,254,750        Dec-06            (74,739)
---------------------------------------------------------------------------------------------------------------
                                                                                                   $(97,250)
---------------------------------------------------------------------------------------------------------------
At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO   Collateralized Debt Obligation
FRN   Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT  Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $403,369,358)               $399,641,264
Cash                                                                   2,599,174
Receivable for investments sold                                            2,605
Receivable for fund shares sold                                          702,460
Interest receivable                                                    4,163,975
------------------------------------------------------------------------------------------------------
Total assets                                                                              $407,109,478
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $258,639
Payable for daily variation margin on open futures contracts              57,656
Payable for investments purchased                                      3,588,676
Payable for fund shares reacquired                                       430,668
Payable to affiliates
  Management fee                                                           6,590
  Shareholder servicing costs                                              8,491
  Distribution and service fees                                            1,446
  Administrative services fee                                                432
  Retirement plan administration and services fees                            11
Payable for independent trustees' compensation                               888
Accrued expenses and other liabilities                                   141,845
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,495,342
------------------------------------------------------------------------------------------------------
Net assets                                                                                $402,614,136
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $416,025,808
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          (3,825,344)
Accumulated net realized gain (loss) on investments                  (9,127,849)
Accumulated distributions in excess of net investment income           (458,479)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $402,614,136
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   40,820,151
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $78,111,373
  Shares outstanding                                                   7,917,846
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $9.87
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $10.36
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $9,238,185
  Shares outstanding                                                     936,560
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.86
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,883,519
  Shares outstanding                                                     494,442
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.88
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $308,976,345
  Shares outstanding                                                  31,328,931
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.86
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $257,461
  Shares outstanding                                                      26,114
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.86
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $62,252
  Shares outstanding                                                       6,307
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.87
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $217,482
  Shares outstanding                                                      22,034
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.87
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $646,300
  Shares outstanding                                                      65,498
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per                                      $9.87
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $168,163
  Shares outstanding                                                      17,043
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.87
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $53,056
  Shares outstanding                                                       5,376
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.87
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $10,127,469
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $975,484
  Distribution and service fees                                           206,475
  Shareholder servicing costs                                             223,358
  Administrative services fee                                              39,809
  Retirement plan administration and services fees                          1,065
  Independent trustees' compensation                                        5,919
  Custodian fee                                                            85,597
  Shareholder communications                                               11,712
  Auditing fees                                                            22,748
  Legal fees                                                                4,732
  Miscellaneous                                                            68,834
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,645,733
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (16,659)
  Reduction of expenses by investment adviser and distributor            (466,891)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,162,183
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $8,965,286
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $(681,157)
  Futures contracts                                                      (302,671)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $(983,828)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $6,842,710
  Futures contracts                                                      (383,440)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $6,459,270
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $5,475,442
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $14,440,728
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     10/31/06                  4/30/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $8,965,286              $14,408,602
Net realized gain (loss) on investments                              (983,828)              (1,335,495)
Net unrealized gain (loss) on investments                           6,459,270               (9,154,463)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $14,440,728               $3,918,644
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(1,810,754)             $(3,027,257)
  Class B                                                            (192,294)                (416,868)
  Class C                                                             (93,609)                (171,233)
  Class I                                                          (7,406,916)             (12,037,599)
  Class R                                                              (5,826)                 (11,534)
  Class R1                                                             (1,152)                  (1,806)
  Class R2                                                             (4,085)                  (3,325)
  Class R3                                                             (7,236)                  (3,578)
  Class R4                                                             (3,350)                  (2,945)
  Class R5                                                             (1,264)                  (2,270)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(9,526,486)            $(15,678,415)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $18,428,241              $71,335,670
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $23,342,483              $59,575,899
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            379,271,653              319,695,754
At end of period (including accumulated distributions
in excess of net investment income of $458,479 and
undistributed net investment income of $102,721)                 $402,614,136             $379,271,653
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                             SIX MONTHS                               YEARS ENDED 4/30
                                                  ENDED      ------------------------------------------------------------------
CLASS A                                        10/31/06            2006           2005           2004         2003         2002
                                            (UNAUDITED)

Net asset value,
beginning of period                               $9.74          $10.07         $10.19         $10.43        $9.92        $9.85
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.22           $0.40          $0.37          $0.34        $0.35        $0.49
  Net realized and unrealized gain (loss)
  on investments                                   0.15           (0.29)         (0.04)         (0.11)        0.68         0.23
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.37           $0.11          $0.33          $0.23        $1.03        $0.72
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.24)         $(0.44)        $(0.45)        $(0.46)      $(0.51)      $(0.65)
  From net realized gain on investments              --              --             --          (0.01)       (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(0.24)         $(0.44)        $(0.45)        $(0.47)      $(0.52)      $(0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.87           $9.74         $10.07         $10.19       $10.43        $9.92
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         3.81(n)         1.07           3.33           2.27        10.59         7.47
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.09(a)         1.12           1.10           1.16         1.41         9.37
Expenses after expense reductions (f)              0.68(a)         0.70           0.70           0.74         0.75         0.41
Net investment income                              4.51(a)         4.04           3.59           3.26         3.48         5.62
Portfolio turnover                                   15              30             34             40           79           75
Net assets at end of period
(000 Omitted)                                   $78,111         $71,199        $64,090        $49,065      $36,151       $1,391
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 4/30
                                                ENDED      -------------------------------------------------------------------
CLASS B                                      10/31/06            2006           2005          2004          2003       2002(i)
                                          (UNAUDITED)

Net asset value,
beginning of period                             $9.75          $10.07         $10.19        $10.43         $9.92        $10.03
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.18           $0.32          $0.28         $0.25         $0.27         $0.07
  Net realized and unrealized gain (loss)
  on investments                                 0.12           (0.29)         (0.03)        (0.10)         0.67         (0.10)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.30           $0.03          $0.25         $0.15         $0.94        $(0.03)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.19)         $(0.35)        $(0.37)       $(0.38)       $(0.42)       $(0.08)
  From net realized gain on investments            --              --             --         (0.01)        (0.01)           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.19)         $(0.35)        $(0.37)       $(0.39)       $(0.43)       $(0.08)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $9.86           $9.75         $10.07        $10.19        $10.43         $9.92
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       3.16(n)         0.32           2.45          1.41          9.66         (0.27)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.73(a)         1.77           1.75          1.81          2.06         10.47(a)
Expenses after expense reductions (f)            1.52(a)         1.55           1.55          1.59          1.60          1.61(a)
Net investment income                            3.59(a)         3.17           2.75          2.40          2.63          4.49(a)
Portfolio turnover                                 15              30             34            40            79            75
Net assets at end of period
(000 Omitted)                                  $9,238          $9,966        $13,029       $13,927       $15,603          $234
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 4/30
                                                ENDED      -------------------------------------------------------------------
CLASS C                                      10/31/06            2006           2005          2004          2003       2002(i)
                                          (UNAUDITED)

Net asset value,
beginning of period                             $9.75          $10.08         $10.20        $10.43         $9.92        $10.03
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.18           $0.32          $0.28         $0.25         $0.26         $0.07
  Net realized and unrealized gain (loss)
  on investments                                 0.14           (0.30)         (0.03)        (0.09)         0.68         (0.10)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.32           $0.02          $0.25         $0.16         $0.94        $(0.03)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.19)         $(0.35)        $(0.37)       $(0.38)       $(0.42)       $(0.08)
  From net realized gain on investments            --              --             --         (0.01)        (0.01)           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.19)         $(0.35)        $(0.37)       $(0.39)       $(0.43)       $(0.08)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $9.88           $9.75         $10.08        $10.20        $10.43         $9.92
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       3.37(n)         0.22           2.46          1.51          9.63         (0.27)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.74(a)         1.77           1.75          1.81          2.06         10.47(a)
Expenses after expense reductions (f)            1.53(a)         1.55           1.55          1.59          1.60          1.61(a)
Net investment income                            3.72(a)         3.17           2.78          2.40          2.60          4.35(a)
Portfolio turnover                                 15              30             34            40            79            75
Net assets at end of period
(000 Omitted)                                  $4,884          $4,232         $5,435        $6,553        $4,671           $13
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 4/30
                                           ENDED      ------------------------------------------------------------------------
CLASS I                                 10/31/06             2006            2005           2004           2003           2002
                                     (UNAUDITED)

Net asset value,
beginning of period                        $9.74           $10.07          $10.19         $10.42          $9.92          $9.84
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.23            $0.42           $0.38          $0.35          $0.34          $0.59
  Net realized and unrealized gain
  (loss) on investments                     0.13            (0.30)          (0.03)         (0.09)          0.69           0.14
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.36            $0.12           $0.35          $0.26          $1.03          $0.73
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.24)          $(0.45)         $(0.47)        $(0.48)        $(0.52)        $(0.65)
  From net realized gain on
  investments                                 --               --              --          (0.01)         (0.01)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.24)          $(0.45)         $(0.47)        $(0.49)        $(0.53)        $(0.65)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $9.86            $9.74          $10.07         $10.19         $10.42          $9.92
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                     3.78(n)          1.22            3.48           2.52          10.65           7.60
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                              0.74(a)          0.77            0.75           0.81           1.06           8.99
Expenses after expense
reductions (f)                              0.53(a)          0.55            0.55           0.59           0.60           0.13
Net investment income                       4.66(a)          4.20            3.73           3.42           3.58           5.90
Portfolio turnover                            15               30              34             40             79             75
Net assets at end of period
(000 Omitted)                           $308,976         $293,001        $236,598       $165,586        $47,031           $980
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                            YEARS ENDED 4/30
                                                       ENDED       ----------------------------------------------------------
CLASS R                                             10/31/06             2006            2005            2004         2003(i)
                                                 (UNAUDITED)

Net asset value, beginning of period                   $9.74           $10.07          $10.19          $10.43          $10.35
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.21            $0.36           $0.32           $0.31           $0.10
  Net realized and unrealized gain (loss)
  on investments                                        0.13            (0.29)          (0.02)          (0.11)           0.13(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.34            $0.07           $0.30           $0.20           $0.23
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.22)          $(0.40)         $(0.42)         $(0.43)         $(0.15)
  From net realized gain on investments                   --               --              --           (0.01)             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.22)          $(0.40)         $(0.42)         $(0.44)         $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.86            $9.74          $10.07          $10.19          $10.43
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 3.52(n)          0.72            2.97            1.92            2.26(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.24(a)          1.27            1.25            1.31            1.56(a)
Expenses after expense reductions (f)                   1.03(a)          1.05            1.05            1.09            1.10(a)
Net investment income                                   4.17(a)          3.67            3.24            2.96            3.06(a)
Portfolio turnover                                        15               30              34              40              79
Net assets at end of period (000 Omitted)               $257             $292            $301            $325             $48
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS                 YEARS ENDED 4/30
                                                                 ENDED       ------------------------------------
CLASS R1                                                      10/31/06              2006           2005(i)
                                                           (UNAUDITED)

Net asset value, beginning of period                             $9.75            $10.07            $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.18             $0.30             $0.02
  Net realized and unrealized gain (loss) on investments          0.13             (0.28)             0.08(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.31             $0.02             $0.10
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.19)           $(0.34)           $(0.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $9.87             $9.75            $10.07
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           3.21(n)           0.18              0.97(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.93(a)           1.97              2.03(a)
Expenses after expense reductions (f)                             1.62(a)           1.69              1.83(a)
Net investment income                                             3.57(a)           3.05              2.52(a)
Portfolio turnover                                                  15                30                34
Net assets at end of period (000 Omitted)                          $62               $57               $51
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS                 YEARS ENDED 4/30
                                                                          ENDED       ------------------------------------
CLASS R2                                                               10/31/06              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                      $9.75            $10.07            $10.00
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.20             $0.33             $0.02
  Net realized and unrealized gain (loss) on investments                   0.13             (0.28)             0.08(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.33             $0.05             $0.10
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.21)           $(0.37)           $(0.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.87             $9.75            $10.07
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    3.39(n)           0.51              1.00(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.63(a)           1.67              1.73(a)
Expenses after expense reductions (f)                                      1.28(a)           1.34              1.53(a)
Net investment income                                                      3.91(a)           3.48              2.81(a)
Portfolio turnover                                                           15                30                34
Net assets at end of period (000 Omitted)                                  $217              $160               $51
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                           SIX MONTHS                      YEARS ENDED 4/30
                                                                ENDED       -----------------------------------------------
CLASS R3                                                     10/31/06              2006              2005           2004(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                            $9.75            $10.07            $10.19            $10.29
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.19             $0.35             $0.30             $0.14
  Net realized and unrealized gain (loss)
  on investments                                                 0.14             (0.29)            (0.03)            (0.03)(g)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.33             $0.06             $0.27             $0.11
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                   $(0.21)           $(0.38)           $(0.39)           $(0.20)
  From net realized gain on investments                            --                --                --             (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.21)           $(0.38)           $(0.39)           $(0.21)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.87             $9.75            $10.07            $10.19
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          3.44(n)           0.63              2.71              1.05(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.48(a)           1.52              1.50              1.54(a)
Expenses after expense reductions (f)                            1.17(a)           1.23              1.30              1.32(a)
Net investment income                                            4.00(a)           3.60              2.99              2.71(a)
Portfolio turnover                                                 15                30                34                40
Net assets at end of period (000 Omitted)                        $646              $179               $42               $40
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS                 YEARS ENDED 4/30
                                                                          ENDED       ------------------------------------
CLASS R4                                                               10/31/06              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                      $9.75            $10.07            $10.00
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.21             $0.38             $0.03
  Net realized and unrealized gain (loss) on investments                   0.13             (0.29)             0.07(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.34             $0.09             $0.10
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.22)           $(0.41)           $(0.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.87             $9.75            $10.07
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    3.57(n)           0.93              1.04(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.13(a)           1.17              1.22(a)
Expenses after expense reductions (f)                                      0.93(a)           0.95              1.02(a)
Net investment income                                                      4.27(a)           3.84              3.32(a)
Portfolio turnover                                                           15                30                34
Net assets at end of period (000 Omitted)                                  $168              $134               $51
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS                 YEARS ENDED 4/30
                                                                          ENDED       ------------------------------------
CLASS R5                                                               10/31/06              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                      $9.75            $10.07            $10.00
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.22             $0.41             $0.03
  Net realized and unrealized gain (loss) on investments                   0.14             (0.29)             0.08(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.36             $0.12             $0.11
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.24)           $(0.44)           $(0.04)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.87             $9.75            $10.07
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    3.72(n)           1.23              1.06(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     0.84(a)           0.87              0.93(a)
Expenses after expense reductions (f)                                      0.63(a)           0.65              0.73(a)
Net investment income                                                      4.56(a)           4.08              3.63(a)
Portfolio turnover                                                           15                30                34
Net assets at end of period (000 Omitted)                                   $53               $51               $51
-------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, March 1, 2002 (Classes B and C), December 31, 2002 (Class R), October 31, 2003
    (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                       4/30/06          4/30/05

Ordinary income (including any short-term
capital gains)                                     $15,678,415      $12,442,830
-------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                           $406,364,869
          ----------------------------------------------------------
          Gross appreciation                              $1,670,215
          Gross depreciation                              (8,393,820)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(6,723,605)

          AS OF 4/30/06

          Undistributed ordinary income                   $1,563,116
          Capital loss carryforwards                      (3,243,368)
          Post-October capital loss deferral              (1,562,161)
          Other temporary differences                     (1,460,395)
          Net unrealized appreciation (depreciation)     (13,623,106)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          4/30/12                                         $(108,693)
          4/30/13                                        (1,464,107)
          4/30/14                                        (1,670,568)
          ----------------------------------------------------------
                                                        $(3,243,368)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2006, this waiver amounted to $390,194 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended October 31, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,448 for the six months ended October 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.15%            $131,897
Class B                             0.75%              0.25%              1.00%             1.00%              48,604
Class C                             0.75%              0.25%              1.00%             1.00%              23,606
Class R                             0.25%              0.25%              0.50%             0.50%                 655
Class R1                            0.50%              0.25%              0.75%             0.75%                 223
Class R2                            0.25%              0.25%              0.50%             0.50%                 483
Class R3                            0.25%              0.25%              0.50%             0.50%                 824
Class R4                               --              0.25%              0.25%             0.25%                 183
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $206,475

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2006 based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement through September 1, 2007. For the six months ended October 31, 2006, this waiver amounted to $37,685 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through September 1, 2007. For the six months ended October 31, 2006, this waiver amounted to $37,685 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2006, were as follows:

                                                        AMOUNT
              Class A                                      $--
              Class B                                   11,599
              Class C                                       25

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agen t calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2006, the fee was $184,907, which equated to 0.0947% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2006, these costs amounted to $9,033. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.0204% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                   ANNUAL
                                                                                EFFECTIVE               TOTAL
                                                             FEE RATE             RATE(g)              AMOUNT

Class R1                                                        0.45%               0.35%                $134
Class R2                                                        0.40%               0.25%                 387
Class R3                                                        0.25%               0.15%                 408
Class R4                                                        0.15%               0.15%                 110
Class R5                                                        0.10%               0.10%                  26
-------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                 $1,065

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended October 31, 2006, this waiver amounted to $338 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2006, the fee paid to Tarantino LLC was $989. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $989, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                PURCHASES             SALES

U.S. government securities                     $2,246,297       $11,146,087
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)  $65,588,218       $45,892,692
-----------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                SIX MONTHS ENDED                     YEAR ENDED
                                                    10/31/06                           4/30/06
                                            SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                                   1,436,617       $13,995,807        2,532,050       $25,221,246
  Class B                                     143,044         1,395,113          162,015         1,614,979
  Class C                                     106,676         1,040,312           93,708           933,302
  Class I                                   1,323,944        12,939,292        5,598,689        55,612,350
  Class R                                       1,949            19,056           29,405           293,878
  Class R1                                        348             3,395              647             6,387
  Class R2                                      5,190            50,224           13,836           137,626
  Class R3                                     74,256           730,032           14,127           139,730
  Class R4                                      3,154            30,889           11,514           113,179
-----------------------------------------------------------------------------------------------------------
                                            3,095,178       $30,204,120        8,455,991       $84,072,677

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      48,626          $475,478           92,545          $919,873
  Class B                                      15,129           147,877           33,549           333,795
  Class C                                       7,044            68,961           12,544           124,889
  Class I                                     757,684         7,406,916        1,212,643        12,037,588
  Class R                                         578             5,648            1,149            11,415
  Class R1                                        118             1,152              182             1,806
  Class R2                                        417             4,085              336             3,325
  Class R3                                        733             7,192              362             3,577
  Class R4                                        342             3,345              293             2,903
  Class R5                                        130             1,264              228             2,270
-----------------------------------------------------------------------------------------------------------
                                              830,801        $8,121,918        1,353,831       $13,441,441

Shares reacquired
  Class A                                    (874,849)      $(8,537,219)      (1,681,384)     $(16,719,273)
  Class B                                    (244,138)       (2,381,627)        (466,569)       (4,638,436)
  Class C                                     (53,252)         (518,357)        (211,511)       (2,106,777)
  Class I                                    (833,658)       (8,122,810)        (236,604)       (2,348,693)
  Class R                                      (6,431)          (62,075)         (30,416)         (304,831)
  Class R1                                         (2)              (14)              --                --
  Class R2                                         (2)              (14)          (2,758)          (27,112)
  Class R3                                    (27,808)         (273,883)            (297)           (2,896)
  Class R4                                       (185)           (1,798)          (3,092)          (30,430)
-----------------------------------------------------------------------------------------------------------
                                           (2,040,325)     $(19,897,797)      (2,632,631)     $(26,178,448)

Net change
  Class A                                     610,394        $5,934,066          943,211        $9,421,846
  Class B                                     (85,965)         (838,637)        (271,005)       (2,689,662)
  Class C                                      60,468           590,916         (105,259)       (1,048,586)
  Class I                                   1,247,970        12,223,398        6,574,728        65,301,245
  Class R                                      (3,904)          (37,371)             138               462
  Class R1                                        464             4,533              829             8,193
  Class R2                                      5,605            54,295           11,414           113,839
  Class R3                                     47,181           463,341           14,192           140,411
  Class R4                                      3,311            32,436            8,715            85,652
  Class R5                                        130             1,264              228             2,270
-----------------------------------------------------------------------------------------------------------
                                            1,885,654       $18,428,241        7,177,191       $71,335,670

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 25% and 51%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2006, the fund's commitment fee and interest expense were $1,162 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that MFS currently observes an expense limitation for the Fund and that MFS Fund Distributors, Inc. ("MFD"), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction and the expense limitation) and total expense ratio (taking into account the Class A 12b-1 fee waiver) were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver, the advisory fee reduction and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                SEMIANNUAL REPORT

MFS(R) RESEARCH BOND FUND

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
EXPENSE TABLE                                                     3
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          5
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              18
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          21
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              22
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             24
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    35
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    47
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            51
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   51
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/06
                                                                       RBF-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      93.3%
              Cash & Other Net Assets                     6.7%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      32.7%
              ------------------------------------------------
              U.S. Treasury Securities                   22.0%
              ------------------------------------------------
              Mortgage-Backed Securities                 13.3%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities      10.1%
              ------------------------------------------------
              High Yield Corporates                       6.7%
              ------------------------------------------------
              U.S. Government Agencies                    3.1%
              ------------------------------------------------
              Asset-Backed Securities                     2.6%
              ------------------------------------------------
              Emerging Market Bonds                       1.7%
              ------------------------------------------------
              Collateralized Debt Obligations             0.8%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        55.6%
              ------------------------------------------------
              AA                                          5.2%
              ------------------------------------------------
              A                                           8.4%
              ------------------------------------------------
              BBB                                        22.6%
              ------------------------------------------------
              BB                                          5.3%
              ------------------------------------------------
              B                                           2.7%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                        4.7
              ------------------------------------------------
              Average Life (m)                        8.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   14.9 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/06.

Percentages are based on net assets as of 10/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2006 THROUGH OCTOBER 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/06-
Class                       Ratio       5/01/06        10/31/06        10/31/06
--------------------------------------------------------------------------------
        Actual              0.70%      $1,000.00       $1,042.70         $3.60
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.70%      $1,000.00       $1,021.68         $3.57
--------------------------------------------------------------------------------
        Actual              1.55%      $1,000.00       $1,038.30         $7.96
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.39         $7.88
--------------------------------------------------------------------------------
        Actual              1.55%      $1,000.00       $1,038.30         $7.96
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.39         $7.88
--------------------------------------------------------------------------------
        Actual              0.55%      $1,000.00       $1,042.40         $2.83
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.55%      $1,000.00       $1,022.43         $2.80
--------------------------------------------------------------------------------
        Actual              0.65%      $1,000.00       $1,043.00         $3.35
  W    -------------------------------------------------------------------------
        Hypothetical (h)    0.65%      $1,000.00       $1,021.93         $3.31
--------------------------------------------------------------------------------
        Actual              1.05%      $1,000.00       $1,040.90         $5.40
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.91         $5.35
--------------------------------------------------------------------------------
        Actual              1.65%      $1,000.00       $1,037.80         $8.48
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.65%      $1,000.00       $1,016.89         $8.39
--------------------------------------------------------------------------------
        Actual              1.30%      $1,000.00       $1,038.50         $6.68
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.30%      $1,000.00       $1,018.65         $6.61
--------------------------------------------------------------------------------
        Actual              1.20%      $1,000.00       $1,040.10         $6.17
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%      $1,000.00       $1,019.16         $6.11
--------------------------------------------------------------------------------
        Actual              0.95%      $1,000.00       $1,040.40         $4.89
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.42         $4.84
--------------------------------------------------------------------------------
        Actual              0.65%      $1,000.00       $1,043.00         $3.35
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.65%      $1,000.00       $1,021.93         $3.31
--------------------------------------------------------------------------------
        Actual              1.05%      $1,000.00       $1,039.90         $5.40
 529A   ------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.91         $5.35
--------------------------------------------------------------------------------
        Actual              1.80%      $1,000.00       $1,037.00         $9.24
 529B   ------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,016.13         $9.15
--------------------------------------------------------------------------------
        Actual              1.80%      $1,000.00       $1,037.00         $9.24
 529C   ------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,016.13         $9.15
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.4%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR           VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 13.7%
-------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007 (n)                                               $ 1,164,667      $    1,161,552
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                 1,747,408           1,746,698
Amresco Commercial Mortgage Funding I, 7%, 2029                                         558,000             560,046
Anthracite CDO III Ltd., 6.077%, 2039 (z)                                             5,000,000           5,043,380
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                 2,354,000           2,135,309
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                 1,200,897           1,078,039
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                          3,581,684           3,478,680
Banc of America Commercial Mortgage, Inc., FRN, 5.7756%, 2045                         6,220,000           6,459,565
Banc of America Commercial Mortgage, Inc., FRN, 5.1815%, 2047                         4,770,000           4,750,140
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                     47,352,025           3,879,877
Bayview Commercial Asset Trust, 1.1688%, 2036 (i)(z)                                 46,356,560           5,807,096
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)                                 21,701,761           1,638,657
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                              31,323,259           2,775,420
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                            24,382,060           2,234,694
Bayview Commercial Asset Trust, 1.1396%, 2036 (i)(z)                                 22,162,433           2,768,256
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                2,561,000           2,550,997
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                2,283,000           2,243,048
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                 4,250,000           4,256,013
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                  3,434,786           3,398,750
Capital One Auto Finance Trust, 3.18%, 2010                                           2,056,998           2,030,701
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                        4,660,000           4,587,916
Centex Home Equity Loan Trust, 4.14%, 2028                                            3,939,000           3,902,682
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                       7,300,000           7,427,750
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                 4,080,000           4,084,182
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                     2,805,132           2,903,374
Commercial Mortgage Pass-Through Certificates, FRN, 5.7941%, 2046                     6,830,000           7,097,231
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                             202,793             199,688
CPS Auto Receivables Trust, 3.5%, 2009 (z)                                               38,642              38,310
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                             111,287             110,173
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                 6,345,305           6,404,583
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                        3,149,403           3,139,830
Crest G-Star CDO, 6.95%, 2032 (z)                                                     6,526,000           6,743,943
CRIIMI MAE CMBS Corp., 6.701%, 2030 (n)                                                   5,136               5,131
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                      990,708             991,699
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                 777,267             784,469
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                 1,635,000           1,802,194
Drive Auto Receivables Trust, 2.5%, 2009 (n)                                          1,261,355           1,240,181
E*TRADE RV & Marine Trust, 3.62%, 2018                                                  994,000             957,718
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                           1,464,231           1,503,623
Falcon Franchise Loan LLC, FRN, 2.728%, 2023 (i)(n)                                     590,644              64,368
Falcon Franchise Loan LLC, FRN, 3.8455%, 2025 (i)(z)                                  8,399,707           1,318,418
First Union National Bank Commercial Mortgage Trust, FRN, 0.9471%, 2043 (i)(n)       23,000,341             771,852
First Union-Lehman Brothers Bank of America, FRN, 0.4894%, 2035 (i)                  24,157,492             384,744
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                  951,027           1,077,901
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                    2,042,000           2,142,910
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                         5,908,072           5,924,667
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                         3,357,664           3,344,204
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                         5,335,000           5,193,482
Household Automotive Trust, 3.44%, 2009                                                 500,582             495,428
IKON Receivables Funding LLC, 3.27%, 2011                                             1,098,337           1,091,096
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)                  5,295,270           5,330,890
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041               4,431,054           4,430,853
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3444%, 2042 (n)           4,130,000           4,045,035
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                5,061,203           4,933,762
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043               5,666,655           5,693,733
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                6,220,000           6,472,783
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                6,001,863           5,901,155
LB-UBS Commercial Mortgage Trust, FRN, 5.413%, 2039                                   2,805,866           2,820,834
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.489%, 2035 (i)             27,874,322             405,153
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                  2,659,481           2,605,008
Merrill Lynch Mortgage Trust, FRN, 5.6603%, 2039                                      7,423,000           7,645,451
Morgan Stanley Capital I, Inc., 6.86%, 2010                                           1,026,554           1,025,688
Morgan Stanley Capital I, Inc., 7.3%, 2030 (n)                                        3,362,000           3,432,259
Morgan Stanley Capital I, Inc., FRN, 7.3107%, 2030                                      630,000             644,341
Morgan Stanley Capital I, Inc., FRN, 0.8743%, 2031 (i)(n)                            19,369,583             360,642
Mortgage Capital Funding, Inc., FRN, 0.708%, 2031 (i)                                13,454,060             116,933
Multi-Family Capital Access One, Inc., 6.65%, 2024                                    1,171,527           1,193,129
Nationslink Funding Corp., FRN, 0.4935%, 2030 (i)                                     7,453,360             104,623
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                 3,000,000           2,961,350
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                      2,183,092           2,158,113
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                             2,038,504           2,013,891
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031 (z)                          2,850,000           2,864,250
Preferred Term Securities XIX Ltd., CDO, FRN, 5.74%, 2035 (z)                         7,800,000           7,800,000
Prudential Securities Secured Financing Corp., FRN, 6.9813%, 2013                     1,838,000           1,987,602
Residential Asset Mortgage Products, Inc., 3.878%, 2035                               2,026,274           2,012,387
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                         2,727,000           2,665,361
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                       5,795,000           5,771,934
Salomon Brothers Mortgage Securities, Inc., FRN, 7.0821%, 2032 (z)                    3,262,500           3,586,740
SLM Student Loan Trust, 2.99%, 2022 (n)                                               1,111,000           1,100,868
Structured Asset Securities Corp., FRN, 4.67%, 2035                                   4,852,858           4,796,736
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                               8,064,624           8,067,435
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                              788,852             793,378
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                           5,000,000           4,953,906
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                 4,100,000           4,001,217
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                            4,700,000           4,567,990
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                            6,014,804           5,923,334
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                            4,116,878           4,062,555
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1959%, 2044                           4,999,000           4,981,102
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                           4,730,000           4,740,885
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                        5,820,000           6,115,343
                                                                                                     --------------
                                                                                                     $  280,819,314
-------------------------------------------------------------------------------------------------------------------
Automotive - 1.1%
-------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                   $ 2,707,000      $    2,585,618
Ford Motor Credit Co., 7.375%, 2009                                                   2,010,000           1,956,478
Ford Motor Credit Co., 5.7%, 2010                                                     2,787,000           2,580,982
General Motors Acceptance Corp., 6.75%, 2014                                          4,300,000           4,263,175
GMAC LLC, 6.125%, 2008                                                                3,818,000           3,799,265
Johnson Controls, Inc., 5.5%, 2016                                                    8,054,000           7,905,307
                                                                                                     --------------
                                                                                                     $   23,090,825
-------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.5%
-------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                          $ 4,706,000      $    4,729,530
CBS Corp., 6.625%, 2011                                                               5,944,000           6,189,624
Clear Channel Communications, Inc., 7.65%, 2010                                       4,720,000           4,826,884
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                    5,890,000           6,110,875
News America Holdings, 8.5%, 2025                                                       120,000             142,090
News America, Inc., 6.4%, 2035                                                        9,272,000           9,297,062
                                                                                                     --------------
                                                                                                     $   31,296,065
-------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                               $ 4,666,000      $    4,753,842
Lehman Brothers Holdings, Inc., 8.25%, 2007                                           1,596,000           1,624,284
Lehman Brothers Holdings, Inc., 5.5%, 2016                                            3,379,000           3,382,014
Merrill Lynch & Co., Inc., 5.45%, 2014                                                2,996,000           3,011,378
Merrill Lynch & Co., Inc., 6.05%, 2016                                               13,405,000          13,920,489
Morgan Stanley, 5.75%, 2016                                                           3,510,000           3,566,564
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                          3,101,000           3,284,077
Morgan Stanley Group, Inc., 5.3%, 2013                                                  742,000             743,002
Morgan Stanley Group, Inc., 4.75%, 2014                                               6,500,000           6,219,272
                                                                                                     --------------
                                                                                                     $   40,504,922
-------------------------------------------------------------------------------------------------------------------
Building - 1.3%
-------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                          $ 1,072,000      $    1,089,781
American Standard Cos., Inc., 7.625%, 2010                                            3,915,000           4,127,424
Hanson PLC, 6.125%, 2016                                                              9,220,000           9,386,624
Lafarge S.A., 6.5%, 2016                                                              4,396,000           4,578,988
Owens Corning, Inc., 7%, 2036 (z)                                                     6,770,000           6,845,898
                                                                                                     --------------
                                                                                                     $   26,028,715
-------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
-------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                             $ 6,345,000      $    6,360,863
-------------------------------------------------------------------------------------------------------------------
Cable TV - 0.9%
-------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                          $10,123,000      $   10,257,535
Rogers Cable, Inc., 5.5%, 2014                                                        7,483,000           7,034,020
TCI Communications Financing III, 9.65%, 2027                                            20,000              21,191
TCI Communications, Inc., 9.8%, 2012                                                  1,529,000           1,807,968
                                                                                                     --------------
                                                                                                     $   19,120,714
-------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
-------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                       $   775,000      $      783,813
Nalco Co., 7.75%, 2011                                                                3,065,000           3,118,638
Nalco Co., 8.875%, 2013                                                               1,710,000           1,799,775
                                                                                                     --------------
                                                                                                     $    5,702,226
-------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
-------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                  $ 9,390,000      $    9,217,440
-------------------------------------------------------------------------------------------------------------------
Containers - 0.3%
-------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                   $ 6,260,000      $    6,447,800
-------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
-------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                         $ 5,961,000      $    5,813,954
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                            5,000,000           5,187,235
                                                                                                     --------------
                                                                                                     $   11,001,189
-------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 6.45%, 2036                                               $ 5,100,000      $    5,286,227
Apache Corp., 7.375%, 2047                                                               37,000              44,451
Chesapeake Energy Corp., 6.875%, 2016                                                 7,515,000           7,458,638
Ocean Energy, Inc., 4.375%, 2007                                                        798,000             790,371
Ocean Energy, Inc., 7.25%, 2011                                                       3,181,000           3,418,942
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (z)                           5,930,000           6,005,963
XTO Energy, Inc., 5.65%, 2016                                                         5,450,000           5,418,303
                                                                                                     --------------
                                                                                                     $   28,422,895
-------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
-------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                 $ 3,432,000      $    3,590,757
-------------------------------------------------------------------------------------------------------------------
Entertainment - 0.7%
-------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                      $   399,000      $      450,635
Walt Disney Co., 6.375%, 2012                                                         4,262,000           4,489,356
Walt Disney Co., 5.625%, 2016                                                         9,460,000           9,569,850
                                                                                                     --------------
                                                                                                     $   14,509,841
-------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.8%
-------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                  $ 5,400,000      $    5,512,595
Capital One Financial Co., 6.15%, 2016                                                6,640,000           6,833,224
Countrywide Financial Corp., 6.25%, 2016                                              7,730,000           7,873,724
HSBC Finance Corp., 5.5%, 2016                                                       12,782,000          12,844,184
International Lease Finance Corp., 5.625%, 2013                                       4,313,000           4,345,451
                                                                                                     --------------
                                                                                                     $   37,409,178
-------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.4%
-------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (n)                                             $ 9,167,000      $    8,905,731
Diageo Capital PLC, 5.5%, 2016                                                       10,060,000           9,986,170
Kraft Foods, Inc., 6.25%, 2012                                                        3,464,000           3,609,360
Miller Brewing Co., 5.5%, 2013 (n)                                                    7,021,000           6,948,571
                                                                                                     --------------
                                                                                                     $   29,449,832
-------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
-------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                              $ 3,030,000      $    3,076,450
-------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
-------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (n)                                                    $ 4,020,000      $    4,118,800
-------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7%, 2013                                               $ 3,735,000      $    3,780,332
Marriott International, Inc., 6.2%, 2016                                              6,280,000           6,342,844
MGM Mirage, Inc., 5.875%, 2014                                                        6,840,000           6,267,150
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                               4,975,000           5,217,531
                                                                                                     --------------
                                                                                                     $   21,607,857
-------------------------------------------------------------------------------------------------------------------
Industrial - 0.2%
-------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                         $ 3,680,000      $    3,744,323
-------------------------------------------------------------------------------------------------------------------
Insurance - 1.2%
-------------------------------------------------------------------------------------------------------------------
American International Group, 4.25%, 2013                                           $ 7,137,000      $    6,724,403
American International Group, 5.05%, 2015                                             4,159,000           4,063,593
ING Groep N.V., 5.775% to 2015, FRN to 2049                                           5,685,000           5,659,634
UnumProvident Corp., 6.85%, 2015 (n)                                                  7,035,000           7,368,248
                                                                                                     --------------
                                                                                                     $   23,815,878
-------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.9%
-------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                             $10,050,000      $   10,012,292
Fund American Cos., Inc., 5.875%, 2013                                                7,510,000           7,508,115
                                                                                                     --------------
                                                                                                     $   17,520,407
-------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
-------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                 $ 6,532,000      $    6,932,085
-------------------------------------------------------------------------------------------------------------------
Major Banks - 3.4%
-------------------------------------------------------------------------------------------------------------------
Bank of America Corp, 5.625%, 2016                                                  $15,190,000      $   15,431,369
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                          5,365,000           5,116,547
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                            3,015,000           3,267,334
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                              3,328,000           3,391,478
JPMorgan Chase & Co., 5.125%, 2014                                                    4,932,000           4,844,526
JPMorgan Chase & Co., 5.15%, 2015                                                     4,280,000           4,187,141
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                             10,546,000          10,650,342
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                  1,635,000           1,713,127
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                2,349,000           2,395,964
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                   1,766,000           1,995,714
Wachovia Bank, NA, 5.6%, 2016                                                         6,426,000           6,507,867
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049                                 8,022,000           8,092,650
Wachovia Corp., 6.605%, 2025                                                          2,393,000           2,583,557
                                                                                                     --------------
                                                                                                     $   70,177,616
-------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
-------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                                              $ 8,478,000      $    8,744,489
Cardinal Health, Inc., 5.8%, 2016 (z)                                                10,110,000          10,162,248
HCA, Inc., 8.75%, 2010                                                                5,450,000           5,504,500
                                                                                                     --------------
                                                                                                     $   24,411,237
-------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                         $ 9,552,000      $    9,552,000
Peabody Energy Corp., 5.875%, 2016                                                    6,725,000           6,321,500
                                                                                                     --------------
                                                                                                     $   15,873,500
-------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.3%
-------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                             $ 2,370,436      $    2,303,725
Fannie Mae, 4.79%, 2012                                                               2,966,537           2,886,096
Fannie Mae, 5.12%, 2012                                                               1,963,765           1,957,548
Fannie Mae, 4.543%, 2013                                                              2,457,411           2,391,465
Fannie Mae, 4.845%, 2013                                                              1,984,316           1,948,501
Fannie Mae, 4.62%, 2014 - 2015                                                        4,119,594           3,993,723
Fannie Mae, 4.667%, 2014                                                              1,454,138           1,420,050
Fannie Mae, 4.77%, 2014                                                               1,883,072           1,836,353
Fannie Mae, 4.848%, 2014                                                              3,675,047           3,624,402
Fannie Mae, 4.86%, 2014                                                               1,698,634           1,663,813
Fannie Mae, 5.05%, 2014                                                               1,280,463           1,270,831
Fannie Mae, 5.412%, 2014                                                              1,886,408           1,928,926
Fannie Mae, 4.53%, 2015                                                               1,178,624           1,133,424
Fannie Mae, 4.6%, 2015                                                                1,999,921           1,932,070
Fannie Mae, 4.665%, 2015                                                              1,258,417           1,222,313
Fannie Mae, 4.76%, 2015                                                               2,169,931           2,117,205
Fannie Mae, 4.815%, 2015                                                              1,848,000           1,802,956
Fannie Mae, 4.82%, 2015                                                               1,576,031           1,544,056
Fannie Mae, 4.85%, 2015                                                               1,532,399           1,505,774
Fannie Mae, 4.87%, 2015                                                               1,292,340           1,270,946
Fannie Mae, 4.89%, 2015                                                                 399,954             393,552
Fannie Mae, 4.925%, 2015                                                              4,422,560           4,377,792
Fannie Mae, 4.94%, 2015                                                               2,591,000           2,528,901
Fannie Mae, 4.98%, 2015                                                               1,685,476           1,668,409
Fannie Mae, 5%, 2016 - 2020                                                           6,736,333           6,641,305
Fannie Mae, 5.09%, 2016                                                               1,096,754           1,093,148
Fannie Mae, 5.423%, 2016                                                              3,140,742           3,211,137
Fannie Mae, 4.996%, 2017                                                              3,664,740           3,645,062
Fannie Mae, 5.5%, 2018 - 2036                                                       112,764,494         111,901,262
Fannie Mae, 4.88%, 2020                                                               1,046,557           1,034,273
Fannie Mae, 6.5%, 2031 - 2033                                                         1,478,217           1,512,697
Fannie Mae, 6%, 2034 - 2036                                                           5,353,742           5,388,391
Freddie Mac, 5%, 2018 - 2028                                                         27,681,160          27,522,743
Freddie Mac, 5.5%, 2019 - 2036                                                       37,709,318          37,422,388
Freddie Mac, 6%, 2033 - 2036                                                         14,896,517          15,019,434
Ginnie Mae, 6%, 2036                                                                  8,157,503           8,244,854
                                                                                                     --------------
                                                                                                     $  271,359,525
-------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
-------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                    $11,296,000      $   12,613,283
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                     6,870,000           7,110,450
Kinder Morgan Energy Partners LP, 5.125%, 2014                                        1,185,000           1,131,257
Kinder Morgan Energy Partners LP, 7.75%, 2032                                         1,797,000           2,059,358
Magellan Midstream Partners LP, 5.65%, 2016                                           4,172,000           4,091,117
                                                                                                     --------------
                                                                                                     $   27,005,465
-------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.2%
-------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                             $10,092,000      $   10,091,082
Deutsche Telekom B.V., 5.75%, 2016                                                    6,632,000           6,552,137
Deutsche Telekom International Finance B.V., 5.25%, 2013                                621,000             607,621
Telecom Italia Capital, 5.25%, 2015                                                  10,970,000          10,258,299
Telefonica Emisiones S.A.U., 7.045%, 2036                                             6,623,000           7,130,878
Verizon New York, Inc., 6.875%, 2012                                                 10,105,000          10,546,508
                                                                                                     --------------
                                                                                                     $   45,186,525
-------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
-------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                            $ 6,690,000      $    7,004,203
-------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.8%
-------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                     $ 4,869,000      $    4,905,518
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                      6,603,000           6,343,443
Citigroup, Inc., 5.625%, 2012                                                         2,622,000           2,668,973
Citigroup, Inc., 5%, 2014                                                             9,196,000           8,982,267
HSBK Europe B.V., 7.75%, 2013 (n)                                                     1,724,000           1,782,185
Kazkommerts International B.V., 8.5%, 2013                                            3,553,000           3,783,945
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                     6,640,000           6,708,804
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                         4,482,000           4,537,823
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                     3,191,000           3,267,453
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                      5,348,000           5,238,607
Russian Standard Finance S.A., 8.625%, 2011 (n)                                       5,200,000           5,174,000
UBS AG, 5.875%, 2016                                                                  8,260,000           8,511,187
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                            8,710,000           9,055,073
UFJ Finance Aruba AEC, 6.75%, 2013                                                    6,726,000           7,206,257
                                                                                                     --------------
                                                                                                     $   78,165,535
-------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
-------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                   $ 4,690,000      $    4,721,897
-------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
-------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                    $ 5,175,000      $    5,621,344
-------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.7%
-------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 5.8%, 2016                                           $ 6,600,000      $    6,871,201
TFM S.A. de C.V., 9.375%, 2012                                                        2,179,000           2,326,083
TFM S.A. de C.V., 12.5%, 2012                                                         2,235,000           2,447,325
Union Pacific Corp., 7.25%, 2008                                                      1,580,000           1,638,206
                                                                                                     --------------
                                                                                                     $   13,282,815
-------------------------------------------------------------------------------------------------------------------
Real Estate - 2.1%
-------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                             $ 3,499,000      $    3,353,169
EOP Operating LP, 6.8%, 2009                                                          6,465,000           6,660,560
EOP Operating LP, 4.75%, 2014                                                         4,421,000           4,208,465
HRPT Properties Trust, REIT, 6.25%, 2016                                              7,172,000           7,398,183
Kimco Realty Corp., REIT, 6%, 2012                                                    1,197,000           1,238,251
ProLogis, REIT, 5.75%, 2016                                                           8,700,000           8,730,267
Simon Property Group LP, REIT, 4.6%, 2010                                             3,579,000           3,504,457
Simon Property Group LP, REIT, 5.75%, 2015                                            1,506,000           1,532,807
Simon Property Group LP, REIT, 6.1%, 2016                                             4,146,000           4,320,277
Vornado Realty Trust, REIT, 5.625%, 2007                                              1,307,000           1,305,654
Vornado Realty Trust, REIT, 4.75%, 2010                                                 798,000             776,060
                                                                                                     --------------
                                                                                                     $   43,028,150
-------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                     $ 5,776,000      $    6,533,551
-------------------------------------------------------------------------------------------------------------------
Retailers - 0.9%
-------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                  $ 4,253,000      $    4,534,761
Home Depot, Inc., 5.4%, 2016                                                          7,702,000           7,690,208
Limited Brands, Inc., 5.25%, 2014                                                     6,636,000           6,311,433
                                                                                                     --------------
                                                                                                     $   18,536,402
-------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                          $ 2,201,000      $    2,160,801
Safeway, Inc., 6.5%, 2011                                                             6,230,000           6,449,502
                                                                                                     --------------
                                                                                                     $    8,610,303
-------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
-------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                            $ 8,570,000      $    8,415,329
-------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
-------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                        $ 3,704,000      $    4,059,169
Reynolds American, Inc., 7.25%, 2012 (n)                                              6,165,000           6,404,794
Reynolds American, Inc., 7.625%, 2016 (n)                                             1,758,000           1,866,604
                                                                                                     --------------
                                                                                                     $   12,330,567
-------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.0%
-------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                            $   625,000      $      751,903
-------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.1%
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2007                                                  $24,125,000      $   24,028,693
Small Business Administration, 5.34%, 2021                                              376,661             380,643
Small Business Administration, 6.34%, 2021                                               72,681              75,334
Small Business Administration, 6.35%, 2021                                               47,399              49,160
Small Business Administration, 6.44%, 2021                                               69,327              72,000
Small Business Administration, 6.07%, 2022                                              256,921             264,937
Small Business Administration, 4.35%, 2023                                            1,680,837           1,610,335
Small Business Administration, 4.89%, 2023                                            2,317,435           2,284,756
Small Business Administration, 4.98%, 2023                                            2,380,773           2,359,272
Small Business Administration, 4.34%, 2024                                            2,568,536           2,449,946
Small Business Administration, 4.86%, 2024                                            2,167,318           2,126,612
Small Business Administration, 4.93%, 2024                                            2,250,875           2,223,021
Small Business Administration, 5.19%, 2024                                            3,415,382           3,416,466
Small Business Administration, 5.52%, 2024                                            3,213,935           3,260,698
Small Business Administration, 4.57%, 2025                                            3,452,505           3,321,315
Small Business Administration, 4.76%, 2025                                            9,341,285           9,080,026
Small Business Administration, 5.35%, 2026                                            6,099,147           6,134,554
                                                                                                     --------------
                                                                                                     $   63,137,768
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 26.5%
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                     $93,339,000      $   98,676,871
U.S. Treasury Bonds, 6.25%, 2023                                                      4,506,000           5,243,858
U.S. Treasury Bonds, 6%, 2026                                                        21,660,000          24,858,229
U.S. Treasury Bonds, 6.75%, 2026                                                     20,224,000          25,182,035
U.S. Treasury Bonds, 5.375%, 2031                                                    96,309,000         104,562,970
U.S. Treasury Bonds, 4.5%, 2036                                                       4,265,000           4,116,390
U.S. Treasury Notes, 3.5%, 2006                                                       6,657,000           6,652,320
U.S. Treasury Notes, 6.125%, 2007                                                    23,228,000          23,425,810
U.S. Treasury Notes, 3%, 2007                                                           257,000             252,101
U.S. Treasury Notes, 5.5%, 2008                                                       3,868,000           3,900,333
U.S. Treasury Notes, 5.625%, 2008 (f)                                               136,258,000         138,003,738
U.S. Treasury Notes, 3.125%, 2009                                                    73,411,000          70,873,182
U.S. Treasury Notes, 4.875%, 2009                                                    22,058,000          22,201,024
U.S. Treasury Notes, 4%, 2010                                                           525,000             515,259
U.S. Treasury Notes, TIPS, 2%, 2014                                                  14,888,716          14,511,257
                                                                                                     --------------
                                                                                                     $  542,975,377
-------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.6%
-------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                        $ 7,965,000      $    9,355,402
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                    5,188,000           5,874,388
Enersis S.A., 7.375%, 2014                                                            4,290,000           4,607,443
Exelon Generation Co. LLC, 6.95%, 2011                                                9,276,000           9,829,471
FirstEnergy Corp., 6.45%, 2011                                                       14,544,000          15,216,689
MidAmerican Energy Holdings Co., 5.875%, 2012                                         1,182,000           1,209,545
MidAmerican Energy Holdings Co., 6.125%, 2036                                         4,000,000           4,113,348
NRG Energy, Inc., 7.25%, 2014                                                         4,675,000           4,727,594
Progress Energy, Inc., 5.625%, 2016                                                   9,449,000           9,473,000
TXU Energy Co., 7%, 2013                                                              7,435,000           7,831,754
Virginia Electric & Power Co., 4.1%, 2008                                             2,258,000           2,197,594
                                                                                                     --------------
                                                                                                     $   74,436,228
-------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,990,481,530)                                                        $1,995,353,616
-------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.5%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 11/01/06,
at Amortized Cost and Value (y)                                                     $30,415,000      $   30,415,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,020,896,530) (k)                                              $2,025,768,616
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                                                                    22,406,897
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                  $2,048,175,513
-------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $1,914,168,926 and 94.49% of market value. An independent pricing service provided an evaluated bid for 94.30% of the market value.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $142,752,402, representing 7.0% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                           ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                          DATE           COST       MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------

Anthracite CDO III Ltd., 6.077%, 2039                        10/25/06      $4,998,438     $5,043,380
Bayview Commercial Asset Trust, 1.1688%, 2036                 9/11/06       5,819,223      5,807,096
Bayview Commercial Asset Trust, FRN, 0.84%, 2036              2/28/06       2,724,046      2,775,420
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036            5/16/06       2,247,489      2,234,694
Bayview Commercial Asset Trust, 1.1396%, 2036                10/25/06       2,768,256      2,768,256
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                       3/01/06       4,250,000      4,256,013
Capital Trust Realty CDO Ltd., 5.16%, 2035                    4/07/06       4,486,160      4,587,916
Cardinal Health, Inc., 5.8%, 2016                             9/28/06      10,096,048     10,162,248
CPS Auto Receivables Trust, 2.89%, 2009                       3/27/03         202,793        199,688
CPS Auto Receivables Trust, 3.5%, 2009                        8/20/02          38,642         38,310
CPS Auto Receivables Trust, 3.52%, 2009                       2/14/03         111,682        110,173
Crest G-Star CDO, 6.95%, 2032                                 9/13/05       6,988,938      6,743,943
Falcon Franchise Loan LLC, FRN, 3.8455%, 2023                 1/29/03       1,595,634      1,318,418
JPMorgan Chase Commercial Mortgage Securities
Corp., 5.44%, 2045                                            9/22/06      $5,321,693     $5,330,890
Owens Corning, Inc., 7%, 2036                                10/26/06       6,686,338      6,845,898
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031      9/13/05       2,898,429      2,864,250
Preferred Term Securities XIX Ltd., CDO, FRN, 5.74%, 2035     9/08/05       7,800,000      7,800,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016       9/20/06       5,930,000      6,005,963
Salomon Brothers Mortgage Securities, Inc.,
FRN, 7.0821%, 2032                                            1/07/05       3,748,179      3,586,740
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033       4/18/06       4,934,550      4,953,906
-------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                              $83,433,202         4.1%
-------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2006:
                                                                                                   UNREALIZED
                                                                                EXPIRATION        APPRECIATION
DESCRIPTION                                    CONTRACTS          VALUE            DATE          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                        894         $100,714,688        Dec-06          $(1,651,442)

SWAP AGREEMENTS AT 10/31/06
                                                                                                   UNREALIZED
                              NOTIONAL                          CASH FLOWS        CASH FLOWS      APPRECIATION
EXPIRATION                     AMOUNT          COUNTERPARTY     TO RECEIVE          TO PAY       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS
3/20/11                    USD  4,151,000      Merrill Lynch        (1)       0.68% (fixed rate)    $(50,325)
                                               International
3/20/11                    USD  4,151,000      Merrill Lynch        (2)       0.43% (fixed rate)       1,976
                                               International                                        --------
                                                                                                    $(48,349)
                                                                                                    ========

(1) Fund to receive notional amount upon a defined credit default event by AutoZone, Inc., 5.875%, 10/15/12.
(2) Fund to receive notional amount upon a defined credit default event by The New York Times Co., 4.61%, 9/26/12.

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these erivative contracts.

The following abbreviations are used in this report and are defined:

CDO    Collateralized Debt Obligation
FRN    Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT   Real Estate Investment Trust
TIPS   Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $2,020,896,530)                $2,025,768,616
Cash                                                                        1,109,732
Receivable for investments sold                                             4,340,903
Receivable for fund shares sold                                             7,439,209
Interest receivable                                                        23,546,398
Receivable from investment adviser                                              6,811
Unrealized appreciation on credit default swaps                                 1,976
----------------------------------------------------------------------------------------------------------
Total assets                                                                                $2,062,213,645
----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Distributions payable                                                      $2,241,949
Payable for daily variation margin on open futures contracts                  670,500
Payable for investments purchased                                           7,555,230
Payable for fund shares reacquired                                          3,084,078
Unrealized depreciation on credit default swaps                                50,325
Payable to affiliates
  Management fee                                                               39,060
  Shareholder servicing costs                                                  69,365
  Distribution and service fees                                                17,760
  Administrative services fee                                                   1,951
  Program manager fees                                                             15
  Retirement plan administration and services fees                                410
Payable for independent trustees' compensation                                  2,116
Accrued expenses and other liabilities                                        305,373
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $14,038,132
----------------------------------------------------------------------------------------------------------
Net assets                                                                                  $2,048,175,513
----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $2,104,774,535
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                 3,172,295
Accumulated net realized gain (loss) on investments                       (54,112,877)
Accumulated distributions in excess of net investment income               (5,658,440)
----------------------------------------------------------------------------------------------------------
Net assets                                                                                  $2,048,175,513
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                      204,354,172
----------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,026,703,363
  Shares outstanding                                                      102,459,979
----------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                         $10.02
----------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                    $10.52
----------------------------------------------------------------------------------------------------------
Class B shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                              $74,151,186
  Shares outstanding                                                        7,386,958
----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $10.04
----------------------------------------------------------------------------------------------------------
Class C shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                              $62,208,672
  Shares outstanding                                                        6,197,591
----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $10.04
----------------------------------------------------------------------------------------------------------
Class I shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                             $804,594,503
  Shares outstanding                                                       80,271,701
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.02
----------------------------------------------------------------------------------------------------------
Class W shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                                 $139,660
  Shares outstanding                                                           13,941
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.02
----------------------------------------------------------------------------------------------------------
Class R shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                              $34,540,394
  Shares outstanding                                                        3,447,544
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.02
----------------------------------------------------------------------------------------------------------
Class R1 shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                               $1,208,521
  Shares outstanding                                                          120,365
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.04
----------------------------------------------------------------------------------------------------------
Class R2 shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                               $2,123,842
  Shares outstanding                                                          211,295
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.05
----------------------------------------------------------------------------------------------------------
Class R3 shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                              $19,758,957
  Shares outstanding                                                        1,973,438
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.01
----------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                              $21,271,416
  Shares outstanding                                                        2,124,042
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.01
----------------------------------------------------------------------------------------------------------
Class R5 shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                                 $365,534
  Shares outstanding                                                           36,491
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $10.02
----------------------------------------------------------------------------------------------------------
Class 529A shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                                 $656,342
  Shares outstanding                                                           65,672
----------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                          $9.99
----------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                    $10.49
----------------------------------------------------------------------------------------------------------
Class 529B shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                                 $159,825
  Shares outstanding                                                           15,916
----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $10.04
----------------------------------------------------------------------------------------------------------
Class 529C shares
----------------------------------------------------------------------------------------------------------
  Net assets                                                                 $293,298
  Shares outstanding                                                           29,239
----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $10.03
----------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class
529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Income
  Interest                                                      $50,397,307
  Foreign taxes withheld                                            (16,979)
-----------------------------------------------------------------------------------------------
Total investment income                                                             $50,380,328
-----------------------------------------------------------------------------------------------
Expenses
  Management fee                                                 $4,655,067
  Distribution and service fees                                   2,549,884
  Program manager fees                                                1,332
  Shareholder servicing costs                                     1,194,736
  Administrative services fee                                       167,292
  Retirement plan administration and services fees                   38,549
  Independent trustees' compensation                                 21,121
  Custodian fee                                                     288,281
  Shareholder communications                                         85,201
  Auditing fees                                                      28,169
  Legal fees                                                         18,313
  Miscellaneous                                                     143,049
-----------------------------------------------------------------------------------------------
Total expenses                                                                       $9,190,994
-----------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (78,548)
  Reduction of expenses by investment adviser and distributor    (2,484,334)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         $6,628,112
-----------------------------------------------------------------------------------------------
Net investment income                                                               $43,752,216
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                      $(12,219,320)
  Futures contracts                                              (3,279,165)
  Swap transactions                                                (176,136)
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            $(15,674,621)
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                   $52,029,720
  Futures contracts                                              (1,651,442)
  Swap transactions                                                  88,356
-----------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                           $50,466,634
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                              $34,792,013
-----------------------------------------------------------------------------------------------
Change in net assets from operations                                                $78,544,229
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                   10/31/06             4/30/06
                                                                (UNAUDITED)
CHANGE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                           $43,752,216         $61,715,891
Net realized gain (loss) on investments                         (15,674,621)         (5,433,979)
Net unrealized gain (loss) on investments                        50,466,634         (48,232,908)
-----------------------------------------------------------------------------------------------
Change in net assets from operations                            $78,544,229          $8,049,004
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(24,906,753)       $(42,621,778)
  Class B                                                        (1,646,104)         (3,641,506)
  Class C                                                        (1,300,396)         (2,542,152)
  Class I                                                       (17,932,283)        (29,581,609)
  Class W                                                            (2,869)                 --
  Class R                                                          (836,293)         (1,686,963)
  Class R1                                                          (18,727)            (11,815)
  Class R2                                                          (24,992)             (4,865)
  Class R3                                                         (404,141)           (409,963)
  Class R4                                                         (402,728)           (168,281)
  Class R5                                                           (9,374)             (7,035)
  Class 529A                                                        (15,358)            (27,760)
  Class 529B                                                         (3,163)             (5,680)
  Class 529C                                                         (5,376)            (12,001)

Statements of Changes in Net Assets - continued

                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                   10/31/06             4/30/06
                                                                (UNAUDITED)

DISTRIBUTIONS DECLARED TO SHAREHOLDERS - CONTINUED
-----------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
  Class A                                                               $--           $(710,472)
  Class B                                                                --             (69,937)
  Class C                                                                --             (48,928)
  Class I                                                                --            (464,183)
  Class R                                                                --             (29,702)
  Class R1                                                               --                (274)
  Class R2                                                               --                 (73)
  Class R3                                                               --              (7,961)
  Class R4                                                               --              (1,639)
  Class R5                                                               --                 (43)
  Class 529A                                                             --                (496)
  Class 529B                                                             --                (114)
  Class 529C                                                             --                (250)
-----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(47,508,557)       $(82,055,480)
-----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $280,153,632        $478,570,744
-----------------------------------------------------------------------------------------------
Total change in net assets                                     $311,189,304        $404,564,268
-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
At beginning of period                                        1,736,986,209       1,332,421,941
At end of period (including accumulated distributions in
excess of net investment income of $5,658,440 and
$1,902,099, respectively)                                    $2,048,175,513      $1,736,986,209
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                             YEARS ENDED 4/30
                                                      ENDED       -----------------------------------------------------------
CLASS A                                            10/31/06           2006         2005         2004         2003        2002
                                                (UNAUDITED)

Net asset value, beginning of period                  $9.86         $10.33       $10.35       $10.62        $9.97       $9.80
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.23          $0.41        $0.39        $0.40        $0.45       $0.50
  Net realized and unrealized gain
  (loss) on investments                                0.19          (0.33)        0.13        (0.07)        0.77        0.29
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.42          $0.08        $0.52        $0.33        $1.22       $0.79
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.26)        $(0.54)      $(0.52)      $(0.54)      $(0.56)     $(0.58)
  From net realized gain on investments                  --          (0.01)       (0.02)       (0.06)       (0.01)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.26)        $(0.55)      $(0.54)      $(0.60)      $(0.57)     $(0.62)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.02          $9.86       $10.33       $10.35       $10.62       $9.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             4.27(n)        0.70         5.10         3.11        12.58        8.19
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.06(a)        1.09         1.07         1.08         1.16        1.37
Expenses after expense reductions (f)                  0.70(a)        0.70         0.70         0.70         0.70        0.70
Net investment income                                  4.72(a)        4.05         3.77         3.81         4.44        5.21
Portfolio turnover                                       30             77           99          170          141         166
Net assets at end of period (000 Omitted)        $1,026,703       $922,617     $671,506     $531,705     $221,872     $55,592
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                             YEARS ENDED 4/30
                                                      ENDED       -----------------------------------------------------------
CLASS B                                            10/31/06           2006         2005         2004         2003        2002
                                                (UNAUDITED)

Net asset value, beginning of period                  $9.88         $10.34       $10.37       $10.64        $9.98       $9.81
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.19          $0.33        $0.30        $0.31        $0.37       $0.43
  Net realized and unrealized gain
  (loss) on investments                                0.18          (0.33)        0.12        (0.07)        0.77        0.28
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.37            $--        $0.42        $0.24        $1.14       $0.71
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.21)        $(0.45)      $(0.43)      $(0.45)      $(0.47)     $(0.50)
  From net realized gain on investments                  --          (0.01)       (0.02)       (0.06)       (0.01)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.21)        $(0.46)      $(0.45)      $(0.51)      $(0.48)     $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.04          $9.88       $10.34       $10.37       $10.64       $9.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             3.83(n)       (0.04)        4.11         2.24        11.72        7.27
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.71(a)        1.74         1.72         1.73         1.81        2.02
Expenses after expense reductions (f)                  1.55(a)        1.55         1.55         1.55         1.55        1.55
Net investment income                                  3.89(a)        3.21         2.93         2.92         3.62        4.35
Portfolio turnover                                       30             77           99          170          141         166
Net assets at end of period (000 Omitted)           $74,151        $77,518      $83,473      $90,726      $98,653     $40,800
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                             YEARS ENDED 4/30
                                                      ENDED       -----------------------------------------------------------
CLASS C                                            10/31/06           2006         2005         2004         2003        2002
                                                (UNAUDITED)

Net asset value, beginning of period                  $9.88         $10.34       $10.37       $10.64        $9.98       $9.81
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.19          $0.32        $0.30        $0.31        $0.37       $0.43
  Net realized and unrealized gain
  (loss) on investments                                0.18          (0.32)        0.12        (0.07)        0.77        0.28
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.37            $--        $0.42        $0.24        $1.14       $0.71
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.21)        $(0.45)      $(0.43)      $(0.45)      $(0.47)     $(0.50)
  From net realized gain on investments                  --          (0.01)       (0.02)       (0.06)       (0.01)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.21)        $(0.46)      $(0.45)      $(0.51)      $(0.48)     $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.04          $9.88       $10.34       $10.37       $10.64       $9.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             3.83(n)       (0.04)        4.11         2.24        11.72        7.27
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.71(a)        1.74         1.72         1.73         1.81        2.02
Expenses after expense reductions (f)                  1.55(a)        1.55         1.55         1.55         1.55        1.55
Net investment income                                  3.88(a)        3.20         2.93         2.93         3.62        4.34
Portfolio turnover                                       30             77           99          170          141         166
Net assets at end of period (000 Omitted)           $62,209        $59,342      $53,915      $53,029      $41,768     $16,411
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                             YEARS ENDED 4/30
                                                      ENDED       -----------------------------------------------------------
CLASS I                                            10/31/06           2006         2005         2004         2003        2002
                                                (UNAUDITED)

Net asset value, beginning of period                  $9.87         $10.33       $10.35       $10.62        $9.96       $9.79
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.24          $0.42        $0.40        $0.42        $0.45       $0.45
  Net realized and unrealized gain
  (loss) on investments                                0.17          (0.32)        0.13        (0.08)        0.80        0.35
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.41          $0.10        $0.53        $0.34        $1.25       $0.80
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.26)        $(0.55)      $(0.53)      $(0.55)      $(0.58)     $(0.59)
  From net realized gain on investments                  --          (0.01)       (0.02)       (0.06)       (0.01)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.26)        $(0.56)      $(0.55)      $(0.61)      $(0.59)     $(0.63)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.02          $9.87       $10.33       $10.35       $10.62       $9.96
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                4.24(n)        0.96         5.26         3.27        12.86        8.36
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 0.71(a)        0.74         0.72         0.73         0.81        1.02
Expenses after expense reductions (f)                  0.55(a)        0.55         0.55         0.55         0.55        0.55
Net investment income                                  4.86(a)        4.20         3.95         3.93         4.52        5.48
Portfolio turnover                                       30             77           99          170          141         166
Net assets at end of period (000 Omitted)          $804,595       $614,643     $486,212     $249,314     $259,920      $3,900
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                                               SIX MONTHS
CLASS W                                                                                                    ENDED 10/31/06
                                                                                                              (UNAUDITED)
Net asset value, beginning of period                                                                             $9.86
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                                      $0.23
  Net realized and unrealized gain on investments                                                                 0.19
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                 $0.42
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                                    $(0.26)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                  $10.02
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                                           4.30(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                                            0.81(a)
Expenses after expense reductions (f)                                                                             0.65(a)
Net investment income                                                                                             4.74(a)
Portfolio turnover                                                                                                  30
Net assets at end of period (000 Omitted)                                                                         $140
-------------------------------------------------------------------------------------------------------------------------

                                                          SIX MONTHS                      YEARS ENDED 4/30
                                                               ENDED       ----------------------------------------------
CLASS R                                                     10/31/06          2006        2005         2004       2003(i)
                                                         (UNAUDITED)

Net asset value, beginning of period                           $9.86        $10.32      $10.35       $10.62     $10.44
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.22         $0.38       $0.36        $0.37      $0.14
  Net realized and unrealized gain
  (loss) on investments                                         0.18         (0.33)       0.11        (0.08)      0.22(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.40         $0.05       $0.47        $0.29      $0.36
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.24)       $(0.50)     $(0.48)      $(0.50)    $(0.18)
  From net realized gain on investments                           --         (0.01)      (0.02)       (0.06)        --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.24)       $(0.51)     $(0.50)      $(0.56)    $(0.18)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.02         $9.86      $10.32       $10.35     $10.62
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         4.09(n)       0.45        4.63         2.75       3.43(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.21(a)       1.24        1.22         1.23       1.31(a)
Expenses after expense reductions (f)                           1.05(a)       1.05        1.05         1.05       1.05(a)
Net investment income                                           4.38(a)       3.70        3.43         3.46       3.88(a)
Portfolio turnover                                                30            77          99          170        141
Net assets at end of period (000 Omitted)                    $34,540       $34,836     $32,330      $23,477     $9,880
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS          YEARS ENDED 4/30
                                                                   ENDED        --------------------
CLASS R1                                                        10/31/06          2006       2005(i)
                                                             (UNAUDITED)

Net asset value, beginning of period                               $9.88        $10.35     $10.28
----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.19         $0.32      $0.03
  Net realized and unrealized gain (loss) on investments            0.18         (0.34)      0.08
----------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.37        $(0.02)     $0.11
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.21)       $(0.44)    $(0.04)
  From net realized gain on investments                               --         (0.01)        --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.21)       $(0.45)    $(0.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.04         $9.88     $10.35
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                             3.78(n)      (0.28)      1.02(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.91(a)       1.94       1.93(a)
Expenses after expense reductions (f)                               1.65(a)       1.67       1.76(a)
Net investment income                                               3.76(a)       3.11       2.93(a)
Portfolio turnover                                                    30            77         99
Net assets at end of period (000 Omitted)                         $1,209          $488        $50
----------------------------------------------------------------------------------------------------

                                                              SIX MONTHS          YEARS ENDED 4/30
                                                                   ENDED        --------------------
CLASS R2                                                        10/31/06          2006       2005(i)
                                                             (UNAUDITED)

Net asset value, beginning of period                               $9.90        $10.35     $10.28
----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.20         $0.35      $0.03
  Net realized and unrealized gain (loss) on investments            0.18         (0.32)      0.08
----------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.38         $0.03      $0.11
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.23)       $(0.47)    $(0.04)
  From net realized gain on investments                               --         (0.01)        --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.23)       $(0.48)    $(0.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.05         $9.90     $10.35
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                             3.85(n)       0.25       1.05(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.60(a)       1.64       1.63(a)
Expenses after expense reductions (f)                               1.30(a)       1.34       1.46(a)
Net investment income                                               4.04(a)       3.46       3.23(a)
Portfolio turnover                                                    30            77         99
Net assets at end of period (000 Omitted)                         $2,124          $251        $51
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                               SIX MONTHS                YEARS ENDED 4/30
                                                                    ENDED       ---------------------------------
CLASS R3                                                         10/31/06          2006       2005       2004(i)
                                                              (UNAUDITED)

Net asset value, beginning of period                                $9.85        $10.32     $10.35     $10.49
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.21         $0.36      $0.32      $0.17
  Net realized and unrealized gain (loss) on investments             0.18         (0.34)      0.12      (0.02)(g)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.39         $0.02      $0.44      $0.15
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.23)       $(0.48)    $(0.45)    $(0.23)
  From net realized gain on investments                                --         (0.01)     (0.02)     (0.06)
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.23)       $(0.49)    $(0.47)    $(0.29)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.01         $9.85     $10.32     $10.35
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                              4.01(n)       0.16       4.34       1.44(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.46(a)       1.49       1.48       1.47(a)
Expenses after expense reductions (f)                                1.20(a)       1.23       1.31       1.29(a)
Net investment income                                                4.23(a)       3.54       3.25       3.24(a)
Portfolio turnover                                                     30            77         99        170
Net assets at end of period (000 Omitted)                         $19,759       $14,923     $3,908        $40
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS           YEARS ENDED 4/30
                                                                   ENDED        ---------------------
CLASS R4                                                        10/31/06          2006        2005(i)
                                                             (UNAUDITED)

Net asset value, beginning of period                               $9.86         $10.33     $10.26
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.22          $0.37      $0.03
  Net realized and unrealized gain (loss) on investments            0.17          (0.32)      0.08
-----------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.39          $0.05      $0.11
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.24)        $(0.51)    $(0.04)
  From net realized gain on investments                               --          (0.01)        --
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.24)        $(0.52)    $(0.04)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.01          $9.86     $10.33
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                             4.04(n)        0.45       1.09(n)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.11(a)        1.14       1.12(a)
Expenses after expense reductions (f)                               0.95(a)        0.95       0.95(a)
Net investment income                                               4.47(a)        3.82       3.73(a)
Portfolio turnover                                                    30             77         99
Net assets at end of period (000 Omitted)                        $21,271        $10,835        $51
-----------------------------------------------------------------------------------------------------

                                                              SIX MONTHS           YEARS ENDED 4/30
                                                                   ENDED        ---------------------
CLASS R5                                                        10/31/06          2006        2005(i)
                                                             (UNAUDITED)

Net asset value, beginning of period                               $9.86         $10.33     $10.26
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.24          $0.36      $0.03
  Net realized and unrealized gain (loss) on investments            0.18          (0.28)      0.08
------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.42          $0.08      $0.11
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.26)        $(0.54)    $(0.04)
  From net realized gain on investments                               --          (0.01)        --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.26)        $(0.55)    $(0.04)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.02          $9.86     $10.33
------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                             4.30(n)        0.76       1.12(n)
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              0.81(a)        0.84        0.82(a)
Expenses after expense reductions (f)                               0.65(a)        0.65        0.65(a)
Net investment income                                               4.78(a)        4.02        4.04(a)
Portfolio turnover                                                    30             77          99
Net assets at end of period (000 Omitted)                           $366           $358         $51
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                        YEARS ENDED 4/30
                                                               ENDED        -----------------------------------------------
CLASS 529A                                                  10/31/06          2006        2005         2004         2003(i)
                                                         (UNAUDITED)

Net asset value, beginning of period                           $9.84        $10.30      $10.33       $10.61        $9.98
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.22         $0.37       $0.36        $0.36        $0.29
  Net realized and unrealized gain (loss) on investments        0.17         (0.32)       0.11        (0.07)        0.75(g)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.39         $0.05       $0.47        $0.29        $1.04
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.24)       $(0.50)     $(0.48)      $(0.51)      $(0.40)
  From net realized gain on investments                           --         (0.01)      (0.02)       (0.06)       (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.24)       $(0.51)     $(0.50)      $(0.57)      $(0.41)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.99         $9.84      $10.30       $10.33       $10.61
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      3.99(n)       0.44        4.66         2.75        10.56(n)
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.31(a)       1.34        1.47         1.33         1.41(a)
Expenses after expense reductions (f)                           1.05(a)       1.05        1.05         1.05         1.05(a)
Net investment income                                           4.38(a)       3.71        3.44         3.44         3.99(a)
Portfolio turnover                                                30            77          99          170          141
Net assets at end of period (000 Omitted)                       $656          $637        $498         $229         $157
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                        YEARS ENDED 4/30
                                                               ENDED        -----------------------------------------------
CLASS 529B                                                  10/31/06          2006        2005         2004         2003(i)
                                                         (UNAUDITED)

Net asset value, beginning of period                           $9.88        $10.35      $10.36       $10.64       $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.18         $0.30       $0.28        $0.29        $0.23
  Net realized and unrealized gain (loss) on investments        0.18         (0.33)       0.13        (0.09)        0.76(g)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.36        $(0.03)      $0.41        $0.20        $0.99
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.20)       $(0.43)     $(0.40)      $(0.42)      $(0.34)
  From net realized gain on investments                           --         (0.01)      (0.02)       (0.06)       (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.20)       $(0.44)     $(0.42)      $(0.48)      $(0.35)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.04         $9.88      $10.35       $10.36       $10.64
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      3.70(n)      (0.39)       3.97         1.89        10.00(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.96(a)       1.99        1.97         1.98         2.06(a)
Expenses after expense reductions (f)                           1.80(a)       1.80        1.80         1.80         1.80(a)
Net investment income                                           3.63(a)       2.96        2.68         2.69         3.24(a)
Portfolio turnover                                                30            77          99          170          141
Net assets at end of period (000 Omitted)                       $160          $153        $130         $117          $41
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                        YEARS ENDED 4/30
                                                               ENDED        -----------------------------------------------
CLASS 529C                                                  10/31/06          2006        2005         2004         2003(i)
                                                         (UNAUDITED)

Net asset value, beginning of period                           $9.87        $10.34      $10.36       $10.63       $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.18         $0.30       $0.28        $0.28        $0.22
  Net realized and unrealized gain (loss) on investments        0.18         (0.33)       0.12        (0.07)        0.76(g)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.36        $(0.03)      $0.40        $0.21        $0.98
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.20)       $(0.43)     $(0.40)      $(0.42)      $(0.34)
  From net realized gain on investments                           --         (0.01)      (0.02)       (0.06)       (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.20)       $(0.44)     $(0.42)      $(0.48)      $(0.35)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.03         $9.87      $10.34       $10.36       $10.63
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      3.70(n)      (0.39)       3.91         1.98         9.89(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.96(a)       1.99        1.97         1.98         2.06(a)
Expenses after expense reductions (f)                           1.80(a)       1.80        1.80         1.80         1.80(a)
Net investment income                                           3.63(a)       3.20        2.69         2.70         3.23(a)
Portfolio turnover                                                30            77          99          170          141
Net assets at end of period (000 Omitted)                       $293          $283        $249         $195          $57
---------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), April 1, 2005 (Classes R1, R2, R4, and R5),
    October 31, 2003 (Class R3) and July 31, 2002 (Classes 529A, 529B and 529C) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

CREDIT DEFAULT SWAPS - In a credit default swap, one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

HYBRID INSTRUMENTS - The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                        4/30/06          4/30/05

Ordinary income (including any
  short-term capital gains)                         $80,722,565      $55,493,894
Long-term capital gain                                1,332,915        1,329,010
--------------------------------------------------------------------------------
Total distributions                                 $82,055,480      $56,822,904
--------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                           $2,029,435,603
          ------------------------------------------------------------
          Gross appreciation                               $18,419,245
          Gross depreciation                               (22,086,232)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $(3,666,987)

          AS OF 4/30/06

          Undistributed ordinary income                      5,481,148
          Capital loss carryforwards                       (10,425,624)
          Post-October capital loss deferral               (15,495,132)
          Other temporary differences                       (7,499,134)
          Net unrealized appreciation (depreciation)       (59,695,952)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          4/30/14                                         $(10,425,624)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $1,396,520, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has voluntarily agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This agreement may be rescinded at any time. For the six months ended October 31, 2006, this reduction amounted to $100,661 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $50,753 and $169 for the six months ended October 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                    TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION        SERVICE     DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE       FEE RATE          PLAN(d)           RATE(e)                 FEE
Class A                             0.10%          0.25%            0.35%             0.15%          $1,701,277
Class B                             0.75%          0.25%            1.00%             1.00%             383,933
Class C                             0.75%          0.25%            1.00%             1.00%             303,605
Class W                             0.10%             --            0.10%             0.10%                  56
Class R                             0.25%          0.25%            0.50%             0.50%              87,480
Class R1                            0.50%          0.25%            0.75%             0.75%               3,350
Class R2                            0.25%          0.25%            0.50%             0.50%               2,778
Class R3                            0.25%          0.25%            0.50%             0.50%              43,588
Class R4                               --          0.25%            0.25%             0.25%              20,577
Class 529A                          0.25%          0.25%            0.50%             0.25%               1,124
Class 529B                          0.75%          0.25%            1.00%             1.00%                 784
Class 529C                          0.75%          0.25%            1.00%             1.00%               1,332
---------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                  $2,549,884

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2006 based on each class' average daily net assets. 0.10% of the Class A and 0.10% of the
    Class 529A service fee is currently being waived under a written waiver arrangement through September 1,
    2007. For the six months ended October 31, 2006, this waiver amounted to $486,400 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund's Board of
    Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund.
    Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through August 31, 2007. For the six months ended October 31, 2006, this waiver amounted to $486,079 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $6,131
              Class B                                    $81,319
              Class C                                     $6,730
              Class 529B                                      $0
              Class 529C                                      $0

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                    $803
              Class 529B                                     196
              Class 529C                                     333
              --------------------------------------------------
              Total Program Manager Fees                  $1,332

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2006, the fee was $881,493, which equated to 0.0946% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2006, these costs amounted to $131,918. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.0180% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                             ANNUAL
                                                                          EFFECTIVE       TOTAL
                                                            FEE RATE        RATE(g)      AMOUNT

Class R1                                                       0.45%          0.35%      $2,005
Class R2                                                       0.40%          0.25%       2,223
Class R3                                                       0.25%          0.15%      21,794
Class R4                                                       0.15%          0.15%      12,346
Class R5                                                       0.10%          0.10%         181
-----------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                  $38,549

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September
    30, 2008. For the six months ended October 31, 2006, this waiver amounted to $9,989 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2006, the fee paid to Tarantino LLC was $4,685. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,685, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES           SALES

U.S. government securities                          $438,718,869    $290,215,787
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $492,269,642    $234,901,848
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                          10/31/06                          4/30/06
                                                  SHARES           AMOUNT          SHARES            AMOUNT
Shares sold
  Class A                                       21,610,903      $213,565,567      47,392,972      $481,373,703
  Class B                                          855,895         8,450,638       1,931,470        19,729,045
  Class C                                        1,190,814        11,770,869       2,190,090        22,306,294
  Class I                                       19,860,234       196,873,733      15,663,050       158,827,306
  Class W                                            3,509            34,886          10,142           100,000
  Class R                                          313,070         3,092,626       1,205,801        12,250,108
  Class R1                                          94,616           933,614          49,012           498,509
  Class R2                                         208,607         2,062,095          31,883           321,419
  Class R3                                         802,950         7,909,259       1,796,015        18,192,040
  Class R4                                       1,399,479        13,781,107       1,550,288        15,575,489
  Class R5                                              --                --          31,189           316,100
  Class 529A                                         4,000            39,257          19,768           200,915
  Class 529B                                           316             3,126           4,167            42,352
  Class 529C                                         4,897            48,624           9,913           101,639
--------------------------------------------------------------------------------------------------------------
                                                46,349,290      $458,565,401      71,885,760      $729,834,919

                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                          10/31/06                          4/30/06
                                                  SHARES           AMOUNT          SHARES            AMOUNT
Shares issued to shareholders in
reinvestment of distributions
  Class A                                        1,819,824       $18,008,760       3,245,189       $32,911,939
  Class B                                          130,312         1,291,483         289,686         2,947,457
  Class C                                           86,369           855,945         173,482         1,763,984
  Class I                                        1,528,818        15,129,740       2,691,086        27,306,760
  Class W                                              290             2,869              --                --
  Class R                                           63,368           626,888         124,504         1,263,594
  Class R1                                           1,880            18,669           1,202            12,088
  Class R2                                           2,503            24,979             473             4,784
  Class R3                                          40,694           402,580          41,090           414,325
  Class R4                                          40,453           400,558          16,839           168,371
  Class R5                                             136             1,345             272             2,763
  Class 529A                                         1,553            15,326           2,787            28,197
  Class 529B                                           319             3,163             568             5,772
  Class 529C                                           532             5,270           1,196            12,153
--------------------------------------------------------------------------------------------------------------
                                                 3,717,051       $36,787,575       6,588,374       $66,842,187

Shares reacquired
  Class A                                      (14,517,161)    $(143,400,531)    (22,123,912)    $(223,968,492)
  Class B                                       (1,445,084)      (14,287,990)     (2,445,564)      (24,890,354)
  Class C                                       (1,085,900)      (10,738,466)     (1,569,745)      (15,958,033)
  Class I                                       (3,419,077)      (33,733,351)     (3,127,558)      (31,702,434)
  Class R                                         (461,636)       (4,559,405)       (929,242)       (9,424,222)
  Class R1                                         (25,515)         (251,852)         (5,710)          (57,223)
  Class R2                                         (25,195)         (249,403)        (11,858)         (119,644)
  Class R3                                        (384,495)       (3,786,632)       (701,528)       (7,094,509)
  Class R4                                        (415,000)       (4,095,906)       (472,910)       (4,743,926)
  Class 529A                                        (4,610)          (45,439)         (6,162)          (62,645)
  Class 529B                                          (242)           (2,400)         (1,808)          (18,701)
  Class 529C                                        (4,864)          (47,969)         (6,505)          (66,179)
--------------------------------------------------------------------------------------------------------------
                                               (21,788,779)    $(215,199,344)    (31,402,502)    $(318,106,362)

                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                          10/31/06                          4/30/06
                                                  SHARES           AMOUNT          SHARES            AMOUNT

Net change
  Class A                                        8,913,566       $88,173,796      28,514,249      $290,317,150
  Class B                                         (458,877)       (4,545,869)       (224,408)       (2,213,852)
  Class C                                          191,283         1,888,348         793,827         8,112,245
  Class I                                       17,969,975       178,270,122      15,226,578       154,431,632
  Class W                                            3,799            37,755          10,142           100,000
  Class R                                          (85,198)         (839,891)        401,063         4,089,480
  Class R1                                          70,981           700,431          44,504           453,374
  Class R2                                         185,915         1,837,671          20,498           206,559
  Class R3                                         459,149         4,525,207       1,135,577        11,511,856
  Class R4                                       1,024,932        10,085,759       1,094,217        10,999,934
  Class R5                                             136             1,345          31,461           318,863
  Class 529A                                           943             9,144          16,393           166,467
  Class 529B                                           393             3,889           2,927            29,423
  Class 529C                                           565             5,925           4,604            47,613
--------------------------------------------------------------------------------------------------------------
                                                28,277,562      $280,153,632      47,071,632      $478,570,744

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 2%, 10% and 12%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2006, the fund's commitment fee and interest expense were $5,314 and $922, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one- year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. ("MFD"), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee waiver and expense limitation) and total expense ratio (taking into account the Class A 12b-1 fee waiver) were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

MFS(R) Mutual Funds                                                    10/31/06

SEMIANNUAL REPORT

                                                    MFS(R) RESEARCH BOND FUND J

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) RESEARCH BOND FUND J

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
EXPENSE TABLE                                                3
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     4
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         13
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     14
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         15
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        16
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               17
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               22
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       25
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              25
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT
PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                      10/31/06
                                                                      RBJ-SEM

LETTER FROM THE CEO

Dear Shareholders,

[Photo of Robert J. Manning]

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                            91.4%
              Cash & Other Net Assets                           8.6%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                            34.3%
              ------------------------------------------------------
              U.S. Treasury Securities                         15.2%
              ------------------------------------------------------
              Mortgage-Backed Securities                       13.6%
              ------------------------------------------------------
              Commercial Mortgage-Backed Securities            11.1%
              ------------------------------------------------------
              High Yield Corporates                             6.8%
              ------------------------------------------------------
              Asset-Backed Securities                           3.5%
              ------------------------------------------------------
              U.S. Government Agencies                          3.0%
              ------------------------------------------------------
              Emerging Markets Debt                             2.4%
              ------------------------------------------------------
              Collaterized Debt Obligations                     1.0%
              ------------------------------------------------------
              Residential Mortgage-Backed Securities            0.5%
              ------------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                              53.5%
              ------------------------------------------------------
              AA                                                5.0%
              ------------------------------------------------------
              A                                                 7.9%
              ------------------------------------------------------
              BBB                                              24.9%
              ------------------------------------------------------
              BB                                                5.7%
              ------------------------------------------------------
              B                                                 3.0%
              ------------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                               4.8
              ------------------------------------------------------
              Average Life (m)                              8.6 yrs.
              ------------------------------------------------------
              Average Maturity (m)                         16.2 yrs.
              ------------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                    AA-
              ------------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                                   A-1
              ------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/06.

Percentages are based on net assets as of 10/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2006 THROUGH OCTOBER 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                  Expenses
                                   Beginning         Ending         Paid
                  Annualized         Account          Account       During
                    Expense           Value           Value        Period (p)
                     Ratio           5/01/06        10/31/06    5/01/06-10/31/06
--------------------------------------------------------------------------------
Actual               1.56%          $1,000.00       $1,038.10        $8.01
--------------------------------------------------------------------------------
Hypothetical (h)     1.56%          $1,000.00       $1,017.34        $7.93
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.

(p) Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.8%
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                   $    314,069         $    314,069
----------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 16.0%
----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007 (n)                                                      $    268,667         $    267,948
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                           170,516              170,447
Amresco Commercial Mortgage Funding I, 7%, 2029                                                 142,000              142,521
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                           138,945              124,730
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                    492,321              478,163
Banc of America Commercial Mortgage, Inc., FRN, 5.7756%, 2045                                   710,000              737,346
Banc of America Commercial Mortgage, Inc., FRN, 5.1815%, 2047                                   657,557              654,819
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                              6,929,565              567,787
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)                                          2,832,140              213,849
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                       4,016,516              355,886
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                     2,918,216              267,464
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                          331,000              329,707
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                          307,000              301,628
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                            401,050              396,842
Capital One Auto Finance Trust, 3.18%, 2010                                                     521,771              515,100
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                 700,000              712,250
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                           580,000              580,594
CPS Auto Receivables Trust, 3.5%, 2009 (z)                                                        9,761                9,677
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                                      28,195               27,913
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                      51,334               50,548
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                  407,489              406,250
Crest G-Star CDO, 6.95%, 2032 (z)                                                               974,000            1,006,528
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                              251,056              251,307
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                         196,821              198,645
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                           415,000              457,438
Drive Auto Receivables Trust, 2.5%, 2009 (n)                                                    319,427              314,065
E*TRADE RV & Marine Trust, 3.62%, 2018                                                          141,000              135,853
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                     202,859              208,316
Falcon Franchise Loan LLC, FRN, 2.728%, 2023 (i)(n)                                             149,511               16,294
Falcon Franchise Loan LLC, FRN, 3.8455%, 2025 (i)(z)                                          2,128,640              334,111
First Union National Bank Commercial Mortgage Trust, FRN, 0.9471%, 2043 (i)(n)                5,829,628              195,632
First Union-Lehman Brothers Bank of America, FRN, 0.4894%, 2035 (i)                           6,123,165               97,521
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                          202,000              228,948
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                   400,000              401,124
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                   474,453              472,551
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                                   400,000              389,389
Household Automotive Trust, 3.44%, 2009                                                         126,714              125,409
IKON Receivables Funding LLC, 3.27%, 2011                                                       278,715              276,878
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041                         400,000              399,982
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3444%, 2042 (n)                     540,000              528,891
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                          649,533              633,178
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043                         826,928              830,879
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                          710,000              738,855
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                          881,125              866,340
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.489%, 2035 (i)                      7,065,635              102,699
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                            521,823              511,135
Merrill Lynch Mortgage Trust, FRN, 5.6603%, 2039                                                860,000              885,772
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                     259,966              259,746
Morgan Stanley Capital I, Inc., 7.3%, 2030 (n)                                                  500,000              510,449
Morgan Stanley Capital I, Inc., FRN, 7.3107%, 2030                                              160,000              163,642
Morgan Stanley Capital I, Inc., FRN, 0.8743%, 2031 (i)(n)                                     4,909,634               91,412
Mortgage Capital Funding, Inc., FRN, 0.708%, 2031 (i)                                         3,410,596               29,643
Multi-Family Capital Access One, Inc., 6.65%, 2024                                              297,028              302,505
Nationslink Funding Corp., FRN, 0.4935%, 2030 (i)                                             1,889,031               26,516
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                         1,000,000              987,117
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                       242,364              239,438
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031 (z)                                    450,000              452,250
Preferred Term Securities XIX Ltd., CDO, FRN, 5.74%, 2035 (z)                                 1,425,000            1,425,000
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                   185,000              180,818
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                 845,000              841,637
SLM Student Loan Trust, 2.99%, 2022 (n)                                                         282,000              279,428
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                                       1,190,987            1,191,402
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                      156,040              156,935
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                           570,000              556,267
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                      700,000              680,339
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                      879,362              865,989
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                      565,886              558,419
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1959%, 2044                                     677,000              674,576
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                     670,000              671,542
                                                                                                                ------------
                                                                                                                $ 29,064,279
----------------------------------------------------------------------------------------------------------------------------
Automotive - 1.3%
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                          $    262,000         $    250,252
Ford Motor Credit Co., 7.375%, 2009                                                             220,000              214,142
Ford Motor Credit Co., 5.7%, 2010                                                               136,000              125,947
General Motors Acceptance Corp., 6.75%, 2014                                                    450,000              446,146
GMAC LLC, 6.125%, 2008                                                                          456,000              453,762
Johnson Controls, Inc., 5.5%, 2016                                                              931,000              913,812
                                                                                                                ------------
                                                                                                                $  2,404,061
----------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                 $    421,000         $    423,105
CBS Corp., 6.625%, 2011                                                                         658,000              685,191
Clear Channel Communications, Inc., 7.65%, 2010                                                  99,000              101,242
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                              545,000              565,438
News America Holdings, 8.5%, 2025                                                                30,000               35,523
News America, Inc., 6.4%, 2035                                                                  896,000              898,422
                                                                                                                ------------
                                                                                                                $  2,708,921
----------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                      $    523,000         $    532,846
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                     404,000              411,160
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                      186,000              186,166
Merrill Lynch & Co., Inc., 5.45%, 2014                                                          450,000              452,310
Merrill Lynch & Co., Inc., 6.05%, 2016                                                        1,216,000            1,262,761
Morgan Stanley, 5.75%, 2016                                                                     380,000              386,124
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                    424,000              449,032
Morgan Stanley Group, Inc., 5.3%, 2013                                                          188,000              188,254
Morgan Stanley Group, Inc., 4.75%, 2014                                                         282,000              269,821
                                                                                                                ------------
                                                                                                                $  4,138,474
----------------------------------------------------------------------------------------------------------------------------
Building - 1.3%
----------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                 $      3,000         $      3,050
American Standard Cos., Inc., 7.625%, 2010                                                      100,000              105,426
Hanson PLC, 6.125%, 2016                                                                      1,010,000            1,028,253
Lafarge S.A., 6.5%, 2016                                                                        535,000              557,270
Owens Corning, Inc., 7%, 2036 (z)                                                               620,000              626,951
                                                                                                                ------------
                                                                                                                $  2,320,950
----------------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                    $    545,000         $    546,363
----------------------------------------------------------------------------------------------------------------------------
Cable TV - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                 $    914,000         $    926,147
Rogers Cable, Inc., 5.5%, 2014                                                                  740,000              695,600
TCI Communications Financing III, 9.65%, 2027                                                     5,000                5,298
TCI Communications, Inc., 9.8%, 2012                                                            181,000              214,024
                                                                                                                ------------
                                                                                                                $  1,841,069
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                     $    405,000         $    412,088
Nalco Co., 8.875%, 2013                                                                         235,000              247,338
                                                                                                                ------------
                                                                                                                $    659,426
----------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                         $    880,000         $    863,828
----------------------------------------------------------------------------------------------------------------------------
Containers - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                          $    665,000         $    684,950
----------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.7%
----------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                $    702,000         $    684,683
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                      622,000              645,292
                                                                                                                ------------
                                                                                                                $  1,329,975
----------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 6.45%, 2036                                                      $    410,000         $    424,971
Apache Corp., 7.375%, 2047                                                                       10,000               12,014
Chesapeake Energy Corp., 6.875%, 2016                                                           690,000              684,825
Ocean Energy, Inc., 4.375%, 2007                                                                202,000              200,069
Ocean Energy, Inc., 7.25%, 2011                                                                 462,000              496,558
XTO Energy, Inc., 5.65%, 2016                                                                   529,000              525,923
                                                                                                                ------------
                                                                                                                $  2,344,360
----------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
----------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                        $    394,000         $    412,226
----------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                             $    101,000         $    114,071
Walt Disney Co., 6.375%, 2012                                                                   528,000              556,166
                                                                                                                ------------
                                                                                                                $    670,237
----------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                         $    590,000         $    602,302
Capital One Financial Co., 6.15%, 2016                                                          760,000              782,116
Countrywide Financial Corp., 6.25%, 2016                                                        704,000              717,089
HSBC Finance Corp., 5.5%, 2016                                                                1,178,000            1,183,731
                                                                                                                ------------
                                                                                                                $  3,285,238
----------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (n)                                                    $    854,000         $    829,660
Kraft Foods, Inc., 6.25%, 2012                                                                  501,000              522,023
Miller Brewing Co., 5.5%, 2013 (n)                                                              816,000              807,582
                                                                                                                ------------
                                                                                                                $  2,159,265
----------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
----------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                     $    350,000         $    355,366
----------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (n)                                                           $    510,000         $    522,534
----------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7%, 2013                                                      $    350,000         $    354,248
Marriott International, Inc., 6.2%, 2016                                                        710,000              717,105
MGM Mirage, Inc., 5.875%, 2014                                                                  515,000              471,869
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                         475,000              498,156
                                                                                                                ------------
                                                                                                                $  2,041,378
----------------------------------------------------------------------------------------------------------------------------
Industrial - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                $    290,000         $    295,069
----------------------------------------------------------------------------------------------------------------------------
Insurance - 1.4%
----------------------------------------------------------------------------------------------------------------------------
American International Group, 4.25%, 2013                                                  $    652,000         $    614,307
American International Group, 5.05%, 2015                                                       510,000              498,301
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                     808,000              804,395
UnumProvident Corp., 6.85%, 2015 (n)                                                            527,000              551,964
                                                                                                                ------------
                                                                                                                $  2,468,967
----------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                     $    585,000         $    584,853
----------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                        $    665,000         $    705,731
----------------------------------------------------------------------------------------------------------------------------
Major Banks - 3.6%
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp, 5.625%, 2016                                                         $  1,370,000         $  1,391,769
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                    619,000              590,334
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                      338,000              366,288
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                        554,000              564,567
JPMorgan Chase & Co., 5.125%, 2014                                                              544,000              534,352
JPMorgan Chase & Co., 5.15%, 2015                                                               400,000              391,322
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                        987,000              996,765
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                            195,000              204,318
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                          323,000              329,458
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                             258,000              291,560
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049                                           475,000              479,183
Wachovia Corp., 6.605%, 2025                                                                    387,000              417,817
                                                                                                                ------------
                                                                                                                $  6,557,733
----------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                                                     $    220,000         $    226,915
Cardinal Health, Inc., 5.8%, 2016 (z)                                                           950,000              954,910
HCA, Inc., 8.75%, 2010                                                                          500,000              505,000
                                                                                                                ------------
                                                                                                                $  1,686,825
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
----------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                $    872,000         $    872,000
Peabody Energy Corp., 5.875%, 2016                                                              675,000              634,500
                                                                                                                ------------
                                                                                                                $  1,506,500
----------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.6%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                    $    347,586         $    337,804
Fannie Mae, 5.12%, 2012                                                                         287,692              286,781
Fannie Mae, 3.81%, 2013                                                                          85,680               80,100
Fannie Mae, 4.519%, 2014                                                                        317,959              307,855
Fannie Mae, 4.62%, 2014                                                                         183,178              177,666
Fannie Mae, 4.667%, 2014                                                                        663,602              648,046
Fannie Mae, 4.86%, 2014                                                                         183,265              179,508
Fannie Mae, 4.53%, 2015                                                                         149,542              143,807
Fannie Mae, 4.56%, 2015                                                                         234,822              226,595
Fannie Mae, 4.665%, 2015                                                                        157,780              153,253
Fannie Mae, 4.69%, 2015                                                                         131,905              128,350
Fannie Mae, 4.7%, 2015                                                                          182,035              177,198
Fannie Mae, 4.74%, 2015                                                                         200,000              194,304
Fannie Mae, 4.815%, 2015                                                                        271,000              264,394
Fannie Mae, 4.82%, 2015                                                                         231,624              226,925
Fannie Mae, 4.87%, 2015                                                                         178,849              175,888
Fannie Mae, 4.89%, 2015                                                                         127,335              125,415
Fannie Mae, 4.925%, 2015                                                                        501,881              496,800
Fannie Mae, 5%, 2016 - 2020                                                                     274,755              270,910
Fannie Mae, 5.09%, 2016                                                                         105,114              104,768
Fannie Mae, 4.996%, 2017                                                                        628,849              625,473
Fannie Mae, 5.5%, 2018 - 2035                                                                10,488,032           10,408,993
Fannie Mae, 4.88%, 2020                                                                         185,560              183,382
Fannie Mae, 6.5%, 2033                                                                          174,656              178,496
Fannie Mae, 6%, 2034 - 2035                                                                     266,746              268,811
Freddie Mac, 5%, 2018 - 2028                                                                  3,091,611            3,072,112
Freddie Mac, 5.5%, 2025 - 2035                                                                2,702,138            2,677,439
Freddie Mac, 6%, 2034 - 2035                                                                  1,671,827            1,686,647
Ginnie Mae, 6%, 2036                                                                            803,781              812,388
                                                                                                                ------------
                                                                                                                $ 24,620,108
----------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                           $  1,091,000         $  1,218,227
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                  155,000              147,970
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                   236,000              270,456
Magellan Midstream Partners LP, 5.65%, 2016                                                     333,000              326,544
                                                                                                                ------------
                                                                                                                $  1,963,197
----------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.3%
----------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                                    $    929,000         $    928,915
Deutsche Telekom B.V., 5.75%, 2016                                                              701,000              692,559
Telecom Italia Capital, 5.25%, 2015                                                             992,000              927,642
Telefonica Emisiones S.A.U., 7.045%, 2036                                                       619,000              666,467
Verizon New York, Inc., 6.875%, 2012                                                            931,000              971,677
                                                                                                                ------------
                                                                                                                $  4,187,260
----------------------------------------------------------------------------------------------------------------------------
Oils - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                   $  1,000,000         $  1,046,966
----------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.6%
----------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                            $    713,000         $    718,348
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                755,000              725,322
Citigroup, Inc., 5.625%, 2012                                                                   465,000              473,330
Citigroup, Inc., 5%, 2014                                                                       828,000              808,756
HSBK Europe B.V., 7.75%, 2013 (n)                                                               151,000              156,096
Kazkommerts International B.V., 8.5%, 2013                                                      428,000              455,820
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                               480,000              484,974
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                   592,000              599,373
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                               306,000              313,331
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                465,000              455,488
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                 400,000              398,000
UBS AG, 5.875%, 2016                                                                            920,000              947,977
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                    1,010,000            1,050,014
UFJ Finance Aruba AEC, 6.75%, 2013                                                              720,000              771,410
                                                                                                                ------------
                                                                                                                $  8,358,239
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                          $    663,000         $    667,509
----------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                           $    485,000         $    526,831
----------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                             $    326,000         $    348,005
TFM S.A. de C.V., 12.5%, 2012                                                                   380,000              416,100
Union Pacific Corp., 7.25%, 2008                                                                175,000              181,447
                                                                                                                ------------
                                                                                                                $    945,552
----------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.9%
----------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                    $    488,000         $    467,661
EOP Operating LP, 6.8%, 2009                                                                    593,000              610,938
EOP Operating LP, 4.75%, 2014                                                                   578,000              550,213
HRPT Properties Trust, REIT, 6.25%, 2016                                                        974,000            1,004,717
Kimco Realty Corp., REIT, 6%, 2012                                                              150,000              155,169
ProLogis, REIT, 5.75%, 2016                                                                     843,000              845,933
Simon Property Group LP, REIT, 4.6%, 2010                                                       517,000              506,232
Simon Property Group LP, REIT, 5.75%, 2015                                                      331,000              336,892
Simon Property Group LP, REIT, 6.1%, 2016                                                       481,000              501,219
Vornado Realty Trust, REIT, 5.625%, 2007                                                        200,000              199,794
                                                                                                                ------------
                                                                                                                $  5,178,768
----------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                            $    567,000         $    641,365
----------------------------------------------------------------------------------------------------------------------------
Retailers - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                         $    262,000         $    279,358
Home Depot, Inc., 5.4%, 2016                                                                    473,000              472,276
Limited Brands, Inc., 5.25%, 2014                                                               757,000              719,975
                                                                                                                ------------
                                                                                                                $  1,471,609
----------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                 $    309,000         $    303,356
Safeway, Inc., 6.5%, 2011                                                                       227,000              234,998
                                                                                                                ------------
                                                                                                                $    538,354
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                   $    830,000         $    815,020
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                               $    519,000         $    568,766
Reynolds American, Inc., 7.25%, 2012 (n)                                                        598,000              621,260
Reynolds American, Inc., 7.625%, 2016 (n)                                                        86,000               91,313
                                                                                                                ------------
                                                                                                                $  1,281,339
----------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                   $     83,000         $     99,853
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.9%
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                 $     95,740         $     96,752
Small Business Administration, 6.34%, 2021                                                       18,170               18,834
Small Business Administration, 6.35%, 2021                                                       11,850               12,290
Small Business Administration, 6.44%, 2021                                                       17,332               18,000
Small Business Administration, 6.07%, 2022                                                       65,035               67,064
Small Business Administration, 4.35%, 2023                                                      426,062              408,191
Small Business Administration, 4.89%, 2023                                                      587,879              579,589
Small Business Administration, 4.98%, 2023                                                      603,972              598,518
Small Business Administration, 4.34%, 2024                                                      529,096              504,667
Small Business Administration, 4.86%, 2024                                                      275,711              270,532
Small Business Administration, 4.93%, 2024                                                      547,082              540,312
Small Business Administration, 5.19%, 2024                                                      533,409              533,578
Small Business Administration, 5.52%, 2024                                                      531,675              539,411
Small Business Administration, 4.76%, 2025                                                      671,782              652,993
Small Business Administration, 5.35%, 2026                                                      426,940              429,419
                                                                                                                ------------
                                                                                                                $  5,270,150
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 21.8%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                            $  2,377,000         $  2,512,936
U.S. Treasury Bonds, 8.125%, 2019                                                                 5,000                6,605
U.S. Treasury Bonds, 6%, 2026                                                                 2,578,000            2,958,657
U.S. Treasury Bonds, 6.75%, 2026                                                              4,152,000            5,169,888
U.S. Treasury Bonds, 6.25%, 2030                                                                375,000              452,813
U.S. Treasury Bonds, 5.375%, 2031                                                             5,819,000            6,317,706
U.S. Treasury Bonds, 4.5%, 2036                                                               2,476,000            2,389,726
U.S. Treasury Notes, 6.125%, 2007                                                             2,389,000            2,409,345
U.S. Treasury Notes, 5.5%, 2008                                                                 619,000              624,174
U.S. Treasury Notes, 5.625%, 2008 (f)                                                         7,046,000            7,136,273
U.S. Treasury Notes, 3.125%, 2009                                                             8,444,000            8,152,091
U.S. Treasury Notes, TIPS, 2%, 2014                                                           1,501,782            1,463,709
                                                                                                                ------------
                                                                                                                $ 39,593,923
----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.2%
----------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                               $    721,000         $    846,861
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                              675,000              764,305
Enersis S.A., 7.375%, 2014                                                                      588,000              631,510
Exelon Generation Co. LLC, 6.95%, 2011                                                          740,000              784,154
FirstEnergy Corp., 6.45%, 2011                                                                1,405,000            1,469,978
MidAmerican Energy Holdings Co., 5.875%, 2012                                                   150,000              153,496
MidAmerican Energy Holdings Co., 6.125%, 2036                                                   500,000              514,169
NRG Energy, Inc., 7.25%, 2014                                                                   555,000              561,244
Progress Energy, Inc., 5.625%, 2016                                                             852,000              854,164
TXU Energy Co., 7%, 2013                                                                        730,000              768,955
Virginia Electric & Power Co., 4.1%, 2008                                                       346,000              336,744
                                                                                                                ------------
                                                                                                                $  7,685,580
----------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $177,914,453)                                                                     $177,364,270
----------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 11/01/06, at Amortized Cost and Value (y)      $  1,249,000         $  1,249,000
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $179,163,453) (k)                                                           $178,613,270
----------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.5%                                                                              2,786,566
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                             $181,399,836
----------------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2006:

                                                                                                               UNREALIZED
                                                                                            EXPIRATION        APPRECIATION
DESCRIPTION                                               CONTRACTS         VALUE              DATE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                                   111          $12,504,844          Dec-06           $(205,045)

SWAP AGREEMENTS AT 10/31/06
                                                                                                              UNREALIZED
                                NOTIONAL                             CASH FLOWS           CASH FLOWS         APPRECIATION
EXPIRATION                       AMOUNT         COUNTERPARTY         TO RECEIVE             TO PAY          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/11                       USD  523,000     Merrill Lynch             (1)          0.68% (fixed rate)       $(6,340)
                                               International
3/20/11                       USD  523,000     Merrill Lynch             (2)          0.43% (fixed rate)           249
                                               International
                                                                                                               -------
                                                                                                               $(6,091)
                                                                                                               =======

(1) Fund to receive notional amount upon a defined credit default event by AutoZone, Inc., 5.875%, 10/15/12.

(2) Fund to receive notional amount upon a defined credit default event by The New York Times Co., 4.61%, 9/26/12.

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $171,534,121 and 96.04% of market value. An independent pricing service provided an evaluated bid for 95.78% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,195,844, representing 8.4% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                             ACQUISITION     ACQUISITION        CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                            DATE            COST        MARKET VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                2/28/06      $  349,299       $  355,886
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036              5/16/06         268,995          267,464
Cardinal Health, Inc., 5.8%, 2016                               9/28/06         948,689          954,910
CPS Auto Receivables Trust, 2.89%, 2009                        12/19/03          51,380           50,548
CPS Auto Receivables Trust, 3.5%, 2009                         12/19/03           9,880            9,677
CPS Auto Receivables Trust, 3.52%, 2009                        12/19/03          28,528           27,913
Crest G-Star CDO, 6.95%, 2032                                   9/13/05       1,043,093        1,006,528
Falcon Franchise Loan LLC, FRN, 3.8455%, 2023                  12/19/03         505,266          334,111
Owens Corning, Inc., 7%, 2036                                  10/26/06         612,290          626,951
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031        9/13/05         457,789          452,250
Preferred Term Securities XIX Ltd., CDO, FRN, 5.74%, 2035       9/08/05       1,425,000        1,425,000
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $5,511,238         3.0%
----------------------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

CDO           Collateralized Debt Obligation
FRN           Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT          Real Estate Investment Trust
TIPS          Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $179,163,453)                                       $178,613,270
Cash                                                                                             238,768
Receivable for investments sold                                                                1,451,329
Receivable for fund shares sold                                                                  591,700
Interest receivable                                                                            2,040,534
Unrealized appreciation on credit default swaps                                                      249
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $182,935,850
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                                           $651,218
Payable for daily variation margin on open futures contracts                                      83,250
Payable for investments purchased                                                                238,616
Payable for fund shares reacquired                                                               530,404
Unrealized depreciation on credit default swaps                                                    6,340
Payable to affiliates
  Management fee                                                                                   3,483
  Shareholder servicing costs                                                                        867
  Distribution and service fees                                                                    9,951
  Administrative services fee                                                                        222
Payable for independent trustees' compensation                                                       879
Accrued expenses and other liabilities                                                            10,784
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                   $1,536,014
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $181,399,836
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $191,904,730
Unrealized appreciation (depreciation) on investments                                           (761,319)
Accumulated net realized gain (loss) on investments                                           (9,331,133)
Accumulated distributions in excess of net investment income                                    (412,442)
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $181,399,836
------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           18,651,078
------------------------------------------------------------------------------------------------------------------------------
Class B net asset value and offering price per share                                                                     $9.73
------------------------------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/06  (unaudited)


This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                      $5,351,674
  Foreign taxes withheld                                                                            (1,587)
------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                             $5,350,087
------------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                  $491,584
  Distribution and service fees                                                                    983,168
  Shareholder servicing costs                                                                       93,306
  Administrative services fee                                                                       22,181
  Independent trustees' compensation                                                                 5,741
  Custodian fee                                                                                     38,801
  Shareholder communications                                                                         9,472
  Auditing fees                                                                                     21,935
  Legal fees                                                                                         3,084
  Miscellaneous                                                                                      8,812
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                      $1,678,084
------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (14,395)
  Reduction of expenses by investment adviser                                                     (147,980)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                        $1,515,709
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               $3,834,378
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                      $(1,572,841)
  Futures contracts                                                                               (413,289)
  Swap transactions                                                                                (23,832)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                            $(2,009,962)
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                   $5,457,695
  Futures contracts                                                                               (205,045)
  Swap transactions                                                                                 12,402
------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                           $5,265,052
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                              $3,255,090
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                $7,089,468
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                        SIX MONTHS ENDED            YEAR ENDED
                                                                                                10/31/06               4/30/06
                                                                                             (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $3,834,378            $6,665,468
Net realized gain (loss) on investments                                                       (2,009,962)           (1,675,266)
Net unrealized gain (loss) on investments                                                      5,265,052            (5,727,848)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                          $7,089,468             $(737,646)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                   $(4,229,826)          $(9,362,310)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                           $(22,765,802)          $56,402,220
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                  $(19,906,160)          $46,302,264
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                       201,305,996           155,003,732
At end of period (including accumulated distributions in excess of net investment income
of $412,442 and $16,994, respectively)                                                      $181,399,836          $201,305,996
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                            YEARS ENDED 4/30
                                                              SIX MONTHS
                                                                  ENDED        ---------------------------------------------
CLASS B                                                         10/31/06         2006         2005         2004      2003(c)
                                                             (UNAUDITED)
Net asset value, beginning of period                               $9.58       $10.03       $10.27       $10.56       $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.19        $0.32        $0.31        $0.46        $0.28
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  0.17        (0.33)        0.15        (0.24)        0.52
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.36       $(0.01)       $0.46        $0.22        $0.80
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.21)      $(0.44)      $(0.43)      $(0.48)      $(0.24)
  From net realized gain on investments and foreign currency
  transactions                                                        --           --        (0.27)       (0.03)          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.21)      $(0.44)      $(0.70)      $(0.51)      $(0.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $9.73        $9.58       $10.03       $10.27       $10.56
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                          3.81(n)     (0.17)        4.51         2.09         8.08(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.71(a)      1.73         1.73         1.65         1.75(a)(k)
Expenses after expense reductions (f)                               1.56(a)      1.58         1.58         1.24         1.05(a)(k)
Net investment income                                               3.90(a)      3.18         3.04         4.33         4.48(a)
Portfolio turnover                                                    35           95          140          179          141(x)
Net assets at end of period (000 Omitted)                       $181,400     $201,306     $155,004     $166,897     $174,780
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, October 17, 2002, through the stated
    period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) Reflects direct fund expenses only.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

CREDIT DEFAULT SWAPS - In a credit default swap, one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                       4/30/06           4/30/05

Ordinary income (including any short-term
capital gains)                                      $9,362,310        $7,069,942
Long-term capital gain                                      --         2,341,697
--------------------------------------------------------------------------------
Total distributions                                 $9,362,310        $9,411,639

The federal tax cost and the tax basis components of distributable earnings were as follows:

             AS OF 10/31/06

             Cost of investments                          $180,109,925
             ---------------------------------------------------------
             Gross appreciation                             $1,569,703
             Gross depreciation                             (3,066,358)
             ---------------------------------------------------------
             Net unrealized appreciation (depreciation)    $(1,496,655)

             AS OF 4/30/06
             Undistributed ordinary income                     715,913
             Capital loss carryforwards                     (3,123,325)
             Post-October capital loss deferral             (2,726,075)
             Other temporary differences                      (748,678)
             Net unrealized appreciation (depreciation)     (7,482,371)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                     4/30/13                     $(1,678,843)
                     4/30/14                      (1,444,482)
                     ---------------------------------------
                                                 $(3,123,325)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $147,475, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended October 31, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                                  TOTAL               ANNUAL           DISTRIBUTION
                             DISTRIBUTION                SERVICE           DISTRIBUTION            EFFECTIVE            AND SERVICE
                                 FEE RATE               FEE RATE                PLAN(d)              RATE(e)                    FEE
Class B                             0.75%                  0.25%                  1.00%                1.00%               $983,168

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October
    31, 2006 based on each class' average daily net assets.

Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2006, were as follows:

                                                   AMOUNT

                      Class B                  $3,069,029

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2006, the fee was $93,302, which equated to 0.0949% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub- accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2006, these costs amounted to $4. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2006 was equivalent to an annual effective rate of 0.0226% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2006, the fee paid to Tarantino LLC was $505. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $505, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES             SALES

U.S. government securities                        $31,363,941       $41,117,671
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $34,596,744       $34,926,844
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                                           10/31/06                       4/30/06
                                                                   SHARES          AMOUNT           SHARES          AMOUNT
Class B
Shares sold                                                        6,318,480      $60,542,660      12,174,091     $121,263,178

Shares issued to shareholders in reinvestment of distributions           238            2,313              --               --

Shares reacquired                                                 (8,682,880)     (83,310,775)     (6,616,690)     (64,860,958)
                                                                 ----------------------------       ---------------------------
Net change                                                        (2,364,162)    $(22,765,802)      5,557,401      $56,402,220

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2006, the fund's commitment fee and interest expense were $621 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for the one-year period ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees compared the total return performance of the Fund's Class B shares to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class B shares was in the 5th quintile for the one-year period ended December 31, 2005 relative to the Lipper performance universe. The Fund commenced operations on October 17, 2002; therefore, no performance quintile for the five-year period was available for the Fund. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class B shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its an advisory fee, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee waiver and expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                         Public Reference Room
                         Securities and Exchange Commission
                         100 F Street, NE, Room 1580
                         Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.